    As filed with the Securities and Exchange Commission on December 6, 2004



                                                     Registration No.333-120105
                                                     SEC File No. 811-04847


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No.    [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                                  ECLIPSE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 Madison Avenue, New York, New York 10010
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (973) 394-4437

                          Marguerite M. Morrison, Esq.
                                  NYLIM Center
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Sander M. Bieber, Esq.
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


It is proposed that this Registration Statement become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities
Act of 1933.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                               THE MAINSTAY FUNDS

                          MAINSTAY STRATEGIC VALUE FUND

                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (800) 624-6782

           SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JANUARY 18, 2005

Dear Shareholder:

      The Board of Trustees of The MainStay Funds ("Trust"), a Massachusetts business trust, has called a Special Meeting of shareholders ("Special Meeting") of MainStay Strategic Value Fund ("Strategic Value Fund"). The Special Meeting is scheduled for 9:00 a.m., Eastern time, on January 18, 2005 at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, N.J. 07054.

      The purpose of the Special Meeting is for shareholders to vote on the proposed combination of the Strategic Value Fund, a series of the Trust, with the MainStay Balanced Fund ("Balanced Fund") (each a "Fund" and collectively the "Funds"), a series of Eclipse Funds, in a tax-free reorganization
("Reorganization"). The Board of Trustees of the Trust has reviewed the proposal, and recommends that shareholders approve the proposal.

      If the proposal is approved by shareholders, you will become a shareholder of the Balanced Fund on the date that the Reorganization occurs. The Board of Trustees believes that shareholders of the Strategic Value Fund would benefit from combining the Funds because, among other things, it may result in a combined Fund with a larger asset base, which in turn may provide greater investment opportunities and economies of scale over the long term.

      You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of each of the Funds for your evaluation.

      After careful consideration, the Board of Trustees unanimously approved the proposal and recommends that shareholders vote "FOR" the proposal.

      A Proxy Statement/Prospectus that describes the Reorganization is enclosed. Your vote is very important to us regardless of the amount of shares of the Strategic Value Fund you own. Whether or not you plan to attend the Special Meeting in person, please read the proxy statement and cast your vote promptly. It is important that your vote be received by no later than the time of the Special Meeting on January 18, 2005. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions before you vote, please contact the Trust by calling toll-free 1-800-MAINSTAY (1-800-624-6782). We will get you the answers that you need promptly.

      We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                          Sincerely,

                                          Gary E. Wendlandt

                                          President
                                          The MainStay Funds

                               THE MAINSTAY FUNDS

                          MAINSTAY STRATEGIC VALUE FUND

                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (800) 624-6782

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        OF MAINSTAY STRATEGIC VALUE FUND
                         TO BE HELD ON JANUARY 18, 2005

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders ("Special Meeting") of the MainStay Strategic Value Fund ("Strategic Value Fund"), a series of The MainStay Funds (the "Trust"), will be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, N.J. 07054, on January 18, 2004, at 9:00 a.m., Eastern time.

      At the Special Meeting you will be asked to consider and approve the following proposals:

      (1)   To approve an Agreement and Plan of Reorganization providing for:
            (i) the acquisition of all of the assets of the Strategic Value Fund by the MainStay Balanced Fund ("Balanced Fund"), a series of the Eclipse Funds, in exchange for shares of the Balanced Fund and the assumption of all liabilities of the Strategic Value Fund by the Balanced Fund; and (ii) the subsequent liquidation of the Strategic Value Fund;

      (2) To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

      You may vote at the Special Meeting if you are the record owner of shares of the Strategic Value Fund as of the close of business on November 22, 2004 ("Record Date"). If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may vote by proxy by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

      Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Trust for additional information by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

                                         By order of the Board of Trustees

                                         Marguerite E.H. Morrison
                                         Secretary

December 3, 2004

                           PROXY STATEMENT/PROSPECTUS

                                DECEMBER 3, 2004

                               THE MAINSTAY FUNDS

                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (800) 624-6782

                              Proxy Statement for:

                          MAINSTAY STRATEGIC VALUE FUND

                                 Prospectus for:

                             MAINSTAY BALANCED FUND

                                  INTRODUCTION

      This combined Proxy Statement and Prospectus ("Proxy Statement/ Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees of The MainStay Funds ("Trust"), a Massachusetts business trust, on behalf of the MainStay Strategic Value Fund ("Strategic Value Fund"), a series of the Trust, for a Special Meeting of Shareholders of the Strategic Value Fund ("Special Meeting"). The Special Meeting will be held on January 18, 2005, at 9:00 a.m. Eastern time, at the offices of New York Investment Management LLC ("NYLIM" or the "Manager"), 169 Lackawanna Avenue, Parsippany, N.J. 07054. As is more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of the Strategic Value Fund into the MainStay Balanced Fund (each a "Fund" and collectively the "Funds"), a series of Eclipse Funds, a Massachusetts business trust. Both Funds are part of the MainStay Family of Funds.

      Because shareholders of the Strategic Value Fund are being asked to approve the Reorganization Agreement that will result in a transaction in which the Strategic Value Fund Shareholders will ultimately hold shares of the Balanced Fund, this Proxy Statement also serves as a Prospectus for the Balanced Fund. The Strategic Value Fund and the Balanced Fund both offer Class A shares; Class B shares; and Class C shares (each a "Class"). Holders of a Class of shares of the Strategic Value Fund will receive shares of the same Class of shares of the Balanced Fund, in an amount equal to the value of their Strategic Value Fund shares. No contingent deferred sales charge will be imposed as a result of the Reorganization.

      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement/Prospectus dated December 3, 2004, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies and restrictions of the Balanced Fund, see the Prospectus and SAI for the Balanced Fund dated March 1, 2004, as supplemented from time to time, which are also incorporated herein by reference. For a more detailed discussion of the investment objectives, policies and restrictions of the Strategic Value Fund, see the Prospectus and SAI for the Strategic Value Fund dated March 1, 2004, as supplemented from time to time, which also is incorporated herein by reference.

      Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report dated October 31, 2003 and the semi-annual report dated April 30, 2004 for the Balanced Fund and the Strategic Value Fund are incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to this Proxy Statement/Prospectus, annual report and semi-annual report for each of the Funds, without charge, by contacting NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782).

      You may copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                      Page
                                                                                                      ----
SUMMARY............................................................................................     8

         The Reorganization........................................................................     8
         Board Recommendation......................................................................     9
         The Funds.................................................................................     9
         Comparison of Investment Objectives, Strategies and Management............................     9
         Comparison of Fund Characteristics........................................................    10
         Comparison of Fees and Expenses...........................................................    11
         Management Fees...........................................................................    11
         Relative Performance......................................................................    13

COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS......    14

         Investment Objectives of Each Fund........................................................    14
         Primary Investments of Each Fund..........................................................    14

INFORMATION ABOUT THE REORGANIZATION...............................................................    16

         The Reorganization Agreement..............................................................    16
         Reasons for the Reorganization............................................................    17
         Board Considerations......................................................................    17
         Tax Considerations........................................................................    18
         Expenses of the Reorganization............................................................    18
         Material Differences in Rights of Strategic Value Fund Shareholders and
         Balanced Fund Shareholders................................................................    18

HOW TO PURCHASE, SELL AND EXCHANGE SHARES..........................................................    19

         Before You Invest.........................................................................    19
         Deciding Which MainStay Class of Shares to Buy............................................    19
         Summary of Important Differences Among Share Classes......................................    20
         Information on Sales Charges..............................................................    22
         Information on Fees.......................................................................    25
         Compensation to Dealers...................................................................    25
         Buying, Selling and Exchanging MainStay Funds Shares......................................    26
         How to Open Your MainStay Account.........................................................    26
         Investment Minimums.......................................................................    27
         Buying and Selling MainStay Shares........................................................    28
         Shareholder Services......................................................................    31
         Exchanging Shares Among MainStay Funds....................................................    32
         Investing for Retirement..................................................................    33
         General Policies..........................................................................    33
         Medallion Signature Guarantees............................................................    35
         Fund Earnings.............................................................................    36
         Understand the Tax Consequences...........................................................    37

ADDITIONAL INFORMATION ABOUT BALANCED FUND.........................................................    37

         Investment Adviser........................................................................    37
         Portfolio Managers........................................................................    38
         Performance of the Balanced Fund..........................................................    39
         Past Performance..........................................................................    39

ADDITIONAL INFORMATION ABOUT THE FUNDS.............................................................    40

         Financial Highlights......................................................................    40
         Form of Organization......................................................................    40

         Distributor...............................................................................    41
         Dividends and Other Distributions.........................................................    41
         Capitalization............................................................................    41

OTHER BUSINESS.....................................................................................    41

GENERAL INFORMATION................................................................................    42

         Solicitation of Votes.....................................................................    42
         Quorum....................................................................................    42
         Vote Required.............................................................................    42
         Effect of Abstentions and Broker "Non-Votes"..............................................    42
         Adjournments..............................................................................    42
         Future Shareholder Proposals..............................................................    43
         Record Date and Outstanding Shares........................................................    43
         Security Ownership of Certain Beneficial Owners and Management............................    43
         Information About the Funds...............................................................    43

EXHIBITS...........................................................................................    44

         Agreement and Plan of Reorganization......................................................    44
         Financial Highlights......................................................................    50
         Investment and Performance Comparison.....................................................    63
         Performance Information...................................................................    63
         Similarities and Differences in Forms of Organization.....................................    66

                                     SUMMARY

      This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read each Fund's Prospectus.

THE REORGANIZATION

      At a meeting on September 21, 2004, the Board of Trustees approved the Reorganization Agreement. Subject to the approval of the shareholders of the Strategic Value Fund, the Reorganization Agreement provides for:

      - the transfer of all of the assets of the Strategic Value Fund to the Balanced Fund in exchange for shares of beneficial interest of the Balanced Fund;

      - the assumption by the Balanced Fund of all of the liabilities of the Strategic Value Fund;

      - the distribution of Balanced Fund shares to the shareholders of the Strategic Value Fund; and

      -     the complete liquidation of the Strategic Value Fund.

      The Reorganization is scheduled to be effective upon the close of business on January 21, 2005, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Strategic Value Fund will become the owner of the number of full and fractional shares of the Balanced Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Strategic Value Fund shares as of the close of business on the Closing Date. See "INFORMATION ABOUT THE REORGANIZATION" below. The Reorganization will not affect your right to purchase and redeem shares, to exchange among other series of the Trust with which you would have been able to exchange prior to the Reorganization, and to receive dividends and other distributions. For more information about the characteristics of the classes of shares offered by the Funds see "HOW TO PURCHASE, SELL AND EXCHANGE SHARES," below.

      In considering whether to approve the Reorganization, you should note that:


      - Although the Funds follow different investment strategies, the Funds have similar investment objectives.

      - The Funds have identical purchase options, exchange rights and redemption procedures;

      - The Balanced Fund is the larger of the two Funds ($373.2 million in net assets for Balanced Fund versus $52.9 million in net assets for Strategic Value Fund as of September 30, 2004).


      Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Strategic Value Fund entitled to vote and present in person or by proxy. See "General Information," below.

BOARD RECOMMENDATION

      For the reasons set forth below under the heading "Reasons For the Reorganization," the Trustees, including all of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of the shareholders of the Strategic Value Fund and that the interests of the Strategic Value Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Reorganization Agreement for approval to you, the shareholders of the Strategic Value Fund. THE BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

THE FUNDS

      The MainStay Strategic Value Fund is a series of the Trust. The MainStay Balanced Fund is a series of Eclipse Funds, an open-end management investment company organized as a Massachusetts business trust. Both Funds are part of the MainStay Family of Funds. The Trust offers redeemable shares in different series and classes. The Strategic Value Fund offers three classes of shares: Class A, Class B and Class C shares ("Classes"). In addition to offering Class A, Class B and Class C shares, the MainStay Balanced Fund also offers Class I, Class R1 and Class R2 shares. The Balanced Fund's Class I, Class R1 and Class R2 shares are not affected by the Reorganization and are not discussed in this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND MANAGEMENT

      This section will help you compare the investment objectives and principal investment strategies of the Strategic Value Fund and the Balanced Fund. Please be aware this is only a brief discussion. More information may be found in each Fund's Prospectus.

                                              STRATEGIC VALUE FUND                          BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                  To seek maximum long-term total return      To seek high total return.
                                      from a combination of common stocks,
                                      high-yield (i.e. junk bonds) and
                                      convertible securities.

PRINCIPAL INVESTMENT STRATEGIES       The Fund normally invests in foreign and    The Fund invests approximately 60% of
                                      domestic securities in three asset          its assets in stocks and 40% of its
                                      classes, limited by the following:          assets in fixed-income securities
                                                                                  (such as bonds) and cash equivalents.
                                      30% to 75% of net assets in common stocks   Although this 60/40 ratio may vary,
                                      that:                                       the Fund will always invest at least
                                                                                  25% of its assets in fixed-income
                                      -    Mackay Shields LLC believes are        securities.  By holding both stocks
                                           "undervalued" when purchased,          and bonds the Fund seeks a balance
                                                                                  between capital gains from stock
                                      -    Typically pay dividends, although      appreciation and current income from
                                           there may be non-dividend-paying       interest and dividends.
                                           stocks if they meet the "undervalued"
                                           criteria, or                           The Balanced Fund generally invests
                                                                                  in dividend-paying, mid-capitalization
                                      -    Are listed on a national securities    stocks that NYLIM, the Fund's Manager,
                                           exchange or are traded in the          determines are value stocks. "Value"
                                           over-the-counter market.               stocks are stocks that the Manager
                                                                                  determines (1) have strong or improving
                                      While the Fund will always have at least    fundamental characteristics (such as
                                      25% of net assets invested in fixed income  margins, working capital, leverage,
                                      securities, it may hold:                    cash flow, returns on equity and assets)
                                                                                  and (2) have been overlooked by the
                                      10% to 40% of net assets in corporate debt  marketplace so that they are undervalued
                                      securities that:                            or "underpriced" relative to the rest of
                                                                                  the Fund's universe.
                                      -    Are ordinarily in the lower rating
                                           categories of Moody's Investors
                                           Service, Inc. or Standard & Poor's,
                                           or

                                              STRATEGIC VALUE FUND                          BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------
                                      -    Are judged to be of comparable
                                           creditworthiness by the Fund's
                                           Subadviser.

                                      10% to 40% of net assets in convertible
                                      securities, in any rating category or
                                      unrated, such as preferred stocks, bonds, debentures, corporate notes and other securities that can be converted into common stock or the cash value of a single equity security or a basket or index of equity securities.

INVESTMENT MANAGER                    NYLIM                                       NYLIM

SUBADVISER                            MacKay Shields LLC                          n/a

PORTFOLIO MANAGERS                    Donald E. Morgan, Mark T. Spellman, and     Joan M. Sabella
                                      Edward Silverstein

     As the chart below illustrates, the Funds invest in substantially similar types of securities (i.e., common stocks and fixed income securities). Both the Strategic Value and Balanced Funds are categorized in the Moderate Allocation peer category by Morningstar, Inc. As of September 30, 2004, both Funds had approximately 60% of assets in common stocks. In addition, both Funds' equity allocations have a value orientation. The Strategic Value Fund's investment objective is to seek maximum long-term total return from a combination of common stocks, high-yield, junk bonds and convertible securities, and the Balanced Fund's investment objective is to seek high total return. Both funds invest in fixed income securities based on their credit quality and duration. These types of securities in which the funds invest generally have an intermediate term duration which ranges from three to five years and have a laddered maturity schedule to manage duration and risk. Please see below in the section "Comparison of Investment Objectives, Techniques and Principal Risks of the Funds," for a further discussion of the differences between the Funds' investments.

COMPARISON OF FUND CHARACTERISTICS

      The following table compares certain characteristics of the Strategic Value Fund and the Balanced Fund as of September 30, 2004.

                                                 STRATEGIC VALUE FUND                          BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $52.9                                     $373.2

NUMBER OF HOLDINGS                                       387                                        259

PORTFOLIO COMPOSITION                 Domestic Common Stocks           (57.2%)    Domestic Common Stocks         (58.7%)

(as a percentage of net assets):      Corporate Bonds                  (17.4%)    Corporate Bonds                (33.7%)

                                      Convertible Bonds                 (6.4%)    U.S. Government and Federal    (4.8%)
                                                                                  Agencies

                                      Foreign Common Stocks             (3.7%)    Foreign Corporate Bonds        (0.4%)

                                      Convertible Preferred Stocks      (2.7%)    Cash and Other Assets (less    (2.4%)
                                                                                  liabilities)

                                      Foreign Corporate Bonds           (2.6%)

                                      Foreign Convertible Bonds         (1.3%)

                                      Yankee Bonds                      (0.6%)

                                      Preferred Stocks                  (0.4%)

                                      Loan Assignments and              (0.2%)
                                      Participations

                                      Cash and Other Assets (less       (7.5%)
                                      liabilities)

                                                 STRATEGIC VALUE FUND                          BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
TOP 10 HOLDINGS                       Computer Sciences Corp.           (2.3%)    Sunoco, Inc.                   (1.3%)

(as a percentage of net assets):      Rowan Co., Inc.                   (2.2%)    Tesoro Petroleum Corp.         (1.3%)

                                      Navistar International Corp.      (1.7%)    United States Steel Corp.      (1.3%)

                                      Citigroup Inc.                    (1.5%)    Amerada Hess Corp.             (1.2%)

                                      Transocean, Inc.                  (1.5%)    IKON Office Solutions, Inc.    (1.2%)

                                      Bank of America Corp.             (1.4%)    Valero Energy Corp.            (1.2%)

                                      Northrop Grumman Corp.            (1.4%)    Brink's Co. (The)              (1.1%)

                                      Bowater, Inc.                     (1.3%)    Burlington Resources Inc.      (1.1%)

                                      Pfizer Inc.                       (1.3%)    Pilgrim's Pride Corp.          (1.1%)

                                      St. Paul Travelers Cos., Inc.     (1.3%)    Reliant Energy, Inc.           (1.0%)

COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Funds. Expenses of the Funds are based upon the operating expenses for the period ended April 30, 2004. Pro forma fees show estimated fees of Balanced Fund after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.


          SHAREHOLDER FEES
   (FEES PAID DIRECTLY FROM YOUR                                                                   PRO FORMA COMBINED
            INVESTMENTS)                   STRATEGIC VALUE FUND          BALANCED FUND                BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on            Class A                    Class A                    Class A
Purchases                                         5.50%                      5.50%                      5.50%

Maximum Deferred Sales Charge (Load)              Class A                    Class A                    Class A
(as a percentage of the lesser of the             None                       None                       None
original offering price or redemption
proceeds)(+)

Exchange Fee(*)                                   Class A                    Class A                    Class A
                                                  None                       None                       None

Maximum Account Fee                               Class A                    Class A                    Class A
                                                  None                       None                       None



          SHAREHOLDER FEES
   (FEES PAID DIRECTLY FROM YOUR                                                                   PRO FORMA COMBINED
            INVESTMENTS)                   STRATEGIC VALUE FUND          BALANCED FUND                BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on            Class B                    Class B                    Class B
Purchases                                         None                       None                       None

Maximum Deferred Sales Charge (Load)              Class B                    Class B                    Class B
(as a percentage of the lesser of the             5.00%                      5.00%                      5.00%
original offering price or redemption
proceeds)(+)

Exchange Fee(*)                                   Class B                    Class B                    Class B
                                                  None                       None                       None

Maximum Account Fee                               Class B                    Class B                    Class B
                                                  None                       None                       None



          SHAREHOLDER FEES
   (FEES PAID DIRECTLY FROM YOUR                                                                   PRO FORMA COMBINED
            INVESTMENTS)                   STRATEGIC VALUE FUND          BALANCED FUND                BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on            Class C                    Class C                    Class C
Purchases                                         None                       None                       None

Maximum Deferred Sales Charge (Load)              Class C                    Class C                    Class C
(as a percentage of the lesser of the             1.00%                      1.00%                      1.00%
original offering price or redemption
proceeds)(+)

Exchange Fee(*)                                   Class C                    Class C                    Class C
                                                  None                       None                       None

Maximum Account Fee                               Class C                    Class C                    Class C
                                                  None                       None                       None

(*) Except for systematic exchanges processed via the Fund's transfer agent's automated system or website, and as to certain accounts for which tracking data is not available, after five exchanges per calendar year, a $10 Exchange Fee may be imposed per exchange.

(+) Generally, Class A shares are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

     ANNUAL FUND OPERATING                                                                  PRO FORMA
 EXPENSES  (EXPENSES THAT ARE                                                                COMBINED
  DEDUCTED FROM FUND ASSETS)             STRATEGIC VALUE FUND       BALANCED FUND          BALANCED FUND
-----------------------------------------------------------------------------------------------------------
Management Fees                               Class A                   Class A                 Class A
                                              0.75%(1)                  0.75%                   0.75%

Distribution and/or Service Fees              Class A                   Class A                 Class A
(12b-1) Fees (2)                              0.25%                     0.25%                   0.25%

Other Expenses                                Class A                   Class A                 Class A
                                              1.25%                     0.43%                   0.32%

Total Annual Operating Expenses               Class A                   Class A                 Class A
                                              2.25%(3)                  1.43%(4)                1.32%(4)


     ANNUAL FUND OPERATING                                                                  PRO FORMA
 EXPENSES  (EXPENSES THAT ARE                                                                COMBINED
  DEDUCTED FROM FUND ASSETS)             STRATEGIC VALUE FUND       BALANCED FUND          BALANCED FUND
-----------------------------------------------------------------------------------------------------------
Management Fees                               Class B                   Class B                 Class B
                                              0.75%(1)                  0.75%                   0.75%

Distribution and/or Service Fees              Class B                   Class B                 Class B
(12b-1) Fees (2)                              1.00%                     1.00%                   1.00%

Other Expenses                                Class B                   Class B                 Class B
                                              1.25%                     0.43%                   0.32%

Total Annual Operating Expenses               Class B                   Class B                 Class B
                                              3.00%(3)                  2.18%(4)                2.07%(4)



     ANNUAL FUND OPERATING                                                                  PRO FORMA
 EXPENSES  (EXPENSES THAT ARE                                                                COMBINED
  DEDUCTED FROM FUND ASSETS)             STRATEGIC VALUE FUND       BALANCED FUND          BALANCED FUND
-----------------------------------------------------------------------------------------------------------
Management Fees                               Class C                   Class C                 Class C
                                              0.75%(1)                  0.75%                   0.75%

Distribution and/or Service Fees              Class C                   Class C                 Class C
(12b-1) Fees (2)                              1.00%                     1.00%                   1.00%

Other Expenses                                Class C                   Class C                 Class C
                                              1.25%                     0.43%                   0.32%

Total Annual Operating Expenses               Class C                   Class C                 Class C
                                              3.00%(3)                  2.18%(4)                2.07%(4)


(1) The management fee for the Strategic Value Fund is an annual percentage of the Fund's average daily net assets as follows: 0.75% up to $500 million and 0.70% in excess of $500 million.

(2) Because the 12b-1 fee is an ongoing fee charged against the assets of the Funds, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(3) Effective December 1, 2004, NYLIM has voluntarily agreed to reimburse the Strategic Value Fund's expenses to the extent that total annual fund operating expenses exceed 1.40% of average daily net assets for Class A shares and 2.15% of average daily net assets for Class B and C shares. This voluntary expense limitation may be discontinued at any time without notice.


(4) NYLIM has voluntarily agreed to limit the Balanced Fund's total annual operating expenses for the Class I shares to 0.94%. NYLIM has voluntarily agreed to waive fees and/or reimburse expenses for Class A, Class B and Class C shares to an amount equivalent to the amount reimbursed for Class I shares. These voluntary expense limitations may be discontinued at any time without notice.


      The management fee for the Strategic Value Fund is an annual percentage of the Fund's average daily net assets as follows: 0.75% up to $500 million and 0.70% in excess of $500 million. The management fee for the Balanced Fund is an annual percentage of the Fund's average daily net assets equal to 0.75%.

      Effective December 1, 2004, NYLIM has voluntarily agreed to reimburse the Strategic Value Fund's expenses to the extent that total annual fund operating expenses exceed 1.40% of average daily net assets for Class A shares and 2.15% of average daily net assets for Class B and C shares. This voluntary expense limitation may be discontinued at any time without notice. NYLIM has voluntarily agreed to waive fees and/or reimburse the Balanced Fund for certain expenses through October 31, 2006 to the extent that total annual fund operating expenses exceed 1.35% of average daily net assets for Class A shares and 2.10% of average daily net assets for Class B and C shares. After October 31, 2006, this voluntary expense limitation may be discontinued without notice.

      NYLIM pays MacKay Shields a sub-advisory fee of 0.375% of the average daily net assets of the Strategic Value Fund for its services as a Subadviser to the Fund. To the extent that NYLIM voluntarily waives expenses related to the Strategic Value Fund, MacKay Shields has voluntarily agreed to reimburse or waive its fee proportionately.

EXAMPLE


      The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay at the end of each time period shown or if you continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund's operating expenses remain the same and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.


FUND AND CLASS                     1 YEAR                    3 YEARS                   5 YEARS                  10 YEARS
--------------                     ------                    -------                   -------                  --------
                                         Assuming                  Assuming                   Assuming                   Assuming
                                        Redemption                Redemption                 Redemption                 Redemption
                           Assuming no at the end of Assuming no at the end of Assuming no  at the end of Assuming no  at the end of
                           redemption   each period  redemption   each period  redemption    each period  redemption    each period
STRATEGIC VALUE FUND
     Class A(1)               $766        $766         $1,215      $1,215           $1,689       $1,689       $2,993       $2,993
     Class B(1)               $303        $803         $  927      $1,227           $1,577       $1,777       $3,142       $3,142
     Class C(1)               $303        $403         $  927      $  927           $1,577       $1,577       $3,318       $3,318

BALANCED FUND
     Class A(1)               $688        $688         $  978      $  978           $1,289       $1,289       $2,169       $2,169
     Class B(1)               $221        $721         $  682      $  982           $1,169       $1,369       $2,321       $2,321
     Class C(1)               $221        $321         $  682      $  682           $1,169       $1,169       $2,513       $2,513

PRO FORMA BALANCED FUND(2)
     Class A(1)               $677        $677         $  945      $  945           $1,234       $1,234       $2,053       $2,053
     Class B(1)               $210        $710         $  649      $  949           $1,114       $1,314       $2,208       $2,208
     Class C(1)               $210        $310         $  649      $  649           $1,114       $1,114       $2,400       $2,400
                              ----        ----         ------      ------           ------       ------       ------       ------

(1) Does not reflect fee waiver.

(2) Assuming the reorganization of the Strategic Value Fund into the Balanced Fund.

RELATIVE PERFORMANCE

      The following table shows the average annual total return for Class B shares of each Fund and each Fund's comparative index since the inception of the Strategic Value Fund, and for the past ten years for the Balanced Fund. Average annual total return is shown for each calendar year since 1998 in the case of the Strategic Value Fund (which commenced operation on October 22, 1997) and since 1994 in the case of the Balanced Fund. For Balanced Fund, performance for Class B shares, first offered 1/1/04, includes the historical performance of Class I shares from inception (5/1/89) through 12/31/03 adjusted to reflect applicable fees and expenses for such shares. The indices listed below have an inherent performance advantage over the Funds, since an index incurs no operating expenses. An investor cannot invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of any sales charges. For information regarding the performance of other classes of the Balanced Fund, see page 35.

Calendar Year/              Strategic Value
Period Ended                    Fund                  S&P 500(R) Index(1)          Balanced Fund        S&P 500(R) Index(1)
--------------------------------------------------------------------------------------------------------------------------
   12/31/94                                                  1.32%                    -0.96%                    1.32%

   12/31/95                                                  37.58%                   21.77%                   37.58%

   12/31/96                                                  22.96%                   11.82%                   22.96%

   12/31/97                                                  33.36%                   22.23%                   33.36%

   12/31/98                        -0.27%                    28.58%                    6.95%                    28.58%

   12/31/99                        12.64%                    21.04%                   -1.31%                    21.04%

   12/31/00                         5.07%                    -9.10%                    8.53%                    -9.10%

   12/31/01                        -0.07%                   -11.89%                    5.84%                   -11.89%

   12/31/02                       -15.58%                   -22.10%                   -3.58%                   -22.10%

   12/31/03                        28.43%                    28.68%                   22.71%                    28.68%

----------------
(1) The S&P 500(R) Index is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Typically, companies included in the S&P 500(R) Index are the largest and most dominant firms in their respective industries. The S&P 500(R) Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

             AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2004

                    Strategic        Balanced         S&P
                    Value Fund       Fund             500
                    (Class B)        (Class B)        Index
                    ----------       ---------        -----
1 year                14.19%          12.57%          13.87%
5 years                4.42%           8.09%          -1.31%
10 years                N/A            9.30%          11.08%

                 COMPARISON OF INVESTMENT OBJECTIVES, TECHNIQUES
                        AND PRINCIPAL RISKS OF THE FUNDS

      The following discussion comparing investment objectives, techniques, restrictions, and principal risks of the Strategic Value Fund and the Balanced Fund is based upon and qualified in its entirety by the respective investment objectives, techniques, restrictions and principal risks sections of the prospectuses of the Strategic Value Fund and the Balanced Fund, each dated March 1, 2004.

INVESTMENT OBJECTIVES OF EACH FUND

      The investment objective of the Strategic Value Fund is to seek maximum long-term total return from a combination of common stocks, high-yield and convertible securities. The investment objective of the Balanced Fund is to seek high total return.

PRIMARY INVESTMENTS OF EACH FUND

      The Strategic Value Fund normally invests in foreign and domestic securities in three asset classes, limited by the following:

      30% TO 75% OF NET ASSETS IN COMMON STOCKS THAT:

            - MacKay Shields, the Fund's Subadviser, believes are "undervalued" when purchased,

            - Typically pay dividends, although there may be non-dividend-paying stocks if they meet the "undervalued" criteria, or

            - are listed on a national securities exchange or are traded in the over-the-counter market.

      While the Fund will always have at least 25% of net assets invested in fixed income securities, it may hold:

      10% TO 40% OF NET ASSETS IN CORPORATE DEBT SECURITIES (I.E. JUNK BONDS)
      THAT:

            - are ordinarily in the lower rating categories of Moody's Investors Service, Inc. or Standard & Poor's, or

            - are judged to be of comparable creditworthiness by the Fund's Subadviser.

      10% TO 40% OF NET ASSETS IN CONVERTIBLE SECURITIES, IN ANY RATING CATEGORY OR UNRATED, such as preferred stocks, bonds, debentures, corporate notes and other securities that can be converted into common stock or the cash value of a single equity security or a basket or index of equity securities.


The Balanced Fund maintains a targeted allocation of 60% equities and 40% fixed-income securities and cash equivalents. Equities are normally limited to a broad array of mid-cap stocks, and the fixed-income portion of the portfolio is focused on short- to intermediate-duration government securities and high-quality corporate bonds. Although the 60/40 ratio may vary, the Fund will always invest at least 25% of its assets in fixed-income securities. By holding both stocks and bonds the Fund seeks a balance between capital gains from stock appreciation and current income from interest and dividends. The Balanced Fund generally invests in dividend-paying, mid-capitalization stocks that NYLIM, the Fund's Manager, determines are value stocks. "Value" stocks are stocks that the Manager determines (1) have strong or improving fundamental characteristics (such as margins, working capital, leverage, cash flow, returns on equity and assets) and (2) have been overlooked by the marketplace so that they are undervalued or "underpriced" relative to the rest of the Fund's universe.


Value Stocks. The Balanced and Strategic Value Funds invest in value stocks. The principal risk of investing in value stocks is that they may never reach what the Subadviser believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions. Therefore, the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities (such as those emphasizing growth stocks).

Convertible Securities. The Strategic Value Fund may invest in convertible securities. Convertible securities tend to be subordinate to other debt securities issued by the same company. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, these securities may be worthless and the Fund could lose its entire investment. The Balanced Fund generally does not invest in convertible securities and is, therefore, not typically subject to these risks.

High Yield Securities or Junk Bonds. The Strategic Value Fund may invest in debt securities, including short term instruments, which are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, determined to be of equivalent quality by the Fund's management team ("junk bonds"). The lower the ratings of such securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment grade characteristics. The Fund may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. Junk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of junk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. The secondary market on which junk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. The Balanced Fund generally does not invest in junk bonds and is, therefore, not typically subject to these risks.

Fixed Income Securities. Both Funds may invest in fixed income securities based on their credit quality and duration. These type of securities in which the funds invest generally have an intermediate term duration which ranges from three to five years and have a laddered maturity schedule to manage duration and risks.


To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund, and thus the NAV of the shares of a Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturity of a Fund's investments, changes in relative values of the currencies in which a Fund's investments are denominated relative to the U.S. dollar, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Fund, and a decline in interest rates will increase the value of fixed income securities held by a Fund.


Foreign Securities. Both Funds may invest in foreign securities. Foreign securities are issued by companies organized outside the U.S. and are traded in markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign investing. For example, foreign investments may be more difficult to sell than U.S. investments. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

Some securities may be issued by companies organized outside the U.S. but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the U.S. but are denominated in U.S. dollars. These securities are not subject to all of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in U.S. securities markets.

Many of the foreign securities in which the Fund invests will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. However, the Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

Derivatives. The Balanced Fund may invest in certain derivatives, including mortgage-related and asset-backed securities. Mortgage-related securities are debt securities whose values are based on underlying pools of mortgages. These securities may be issued by U.S. governmental entities or private issuers. Asset-backed securities are debt securities whose values are based on underlying pools of receivables. The Fund uses derivatives to try to enhance returns or reduce the risk of loss (hedge) of certain holdings. The value of mortgage-related and asset-backed securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment.

The value of derivative securities is based on certain underlying securities, interest rates, currencies or indices. Derivative securities may be hard to sell and are very sensitive to changes in the underlying security, interest rate, currency or index, and as a result can be highly volatile. If NYLIM is wrong about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. The Fund could also lose money if the counter-party to the transaction does not meet its obligations. In addition, the leverage associated with inverse floaters, a type of derivative, may result in greater volatility in their market value than other income-producing securities.

Temporary Defensive Investments. In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment focus. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, a Fund may invest without limit in cash or money market and other short-term instruments investments. Not insured - you could lose money. Before considering an investment in a Fund, you should understand that you could lose money. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Not Insured--You Could Lose Money. Before considering an investment, you should understand that you could lose money. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The value of Fund shares fluctuates based on the value of the Fund's holdings.


                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

      The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A.

      The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of the Strategic Value Fund in exchange for shares of beneficial interest of the Balanced Fund and the assumption by the Balanced Fund of all of the Strategic Value Fund liabilities; and (ii) the distribution of shares of the

Balanced Fund to shareholders of the Strategic Value Fund, as provided for in the Reorganization Agreement. The Strategic Value Fund will then be liquidated.

      After the Reorganization, each shareholder of the Strategic Value Fund will own shares of the Balanced Fund having an aggregate value equal to the aggregate value of the shares in the Strategic Value Fund held by that shareholder as of the Closing Date. The Strategic Value Fund offers three classes of shares: Class A shares; Class B shares; and Class C shares. The Balanced Fund offers six classes of shares: Class A shares; Class B shares; Class C shares; Class I shares; Class R1 shares; and Class R2 shares. Holders of a Class of shares of the Strategic Value Fund will receive the same Class of shares of the Balanced Fund in an amount equal to the value of their Strategic Value Fund shares.

      Until the Closing Date, shareholders of the Strategic Value Fund will continue to be able to redeem or exchange their shares. Redemption requests received after the Closing Date will be treated as requests received by the Balanced Fund for the redemption or exchange of its shares.

      The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the Strategic Value Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Exhibit A to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION


      The Reorganization is one of several reorganizations that are planned among the MainStay Family of Funds. NYLIM has proposed the consolidation of several of the MainStay Family of Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the MainStay Family of Funds, thereby eliminating inefficiencies and confusion about overlapping funds. NYLIM also believes that the reorganizations may benefit Fund shareholders by resulting in surviving funds with a greater asset base.


      The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on September 21, 2004. (The Reorganization was also considered by the Board of Trustees of Eclipse Funds with respect to the Balanced Fund at a meeting held September 29, 2004.) For the reasons discussed below, the Trustees of the Trust, including all of the Independent Trustees, determined that the interests of the shareholders of the Strategic Value Fund will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Fund.

      As shareholders of the Balanced Fund, shareholders will be able to continue to exchange into the MainStay Family of Funds that offer the same Class of shares in which such shareholder is currently invested.

BOARD CONSIDERATIONS

      The Board of Trustees of the Trust, in recommending the proposed transaction, considered a number of factors, including the following:

      - the similarity of investment objectives and strategies of the Balanced Fund with those of the Strategic Value Fund;

      - the relative investment performance of the Balanced Value Fund as compared to the Strategic Value Fund;

      - expense ratios and information regarding fees and expenses of the Strategic Value Fund and the Balanced Fund;

      - the plans of management to reduce overlap in funds in the MainStay Family of Funds;

      -     the potential benefits of the transaction to shareholders;

      -     the relative size of the Funds;

      - whether the Reorganization would dilute the interests of the Strategic Value Fund's current shareholders;

      - the fees or expenses that will be borne directly or indirectly by the Funds in connection with the merger; and

      - the tax consequences of the Reorganization to the Strategic Value Fund and its shareholders, including the tax-free nature of the transaction.

      The Board of Trustees also considered the future potential benefits to the Manager in that its costs to administer both Funds may be reduced if the Reorganization is approved.

THE BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS APPROVE THE REORGANIZATION.

TAX CONSIDERATIONS

      The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Strategic Value Fund nor its shareholders, nor the Balanced Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

      Immediately prior to the Reorganization, the Strategic Value Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Strategic Value Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Strategic Value Fund's shareholders. The Strategic Value Fund shareholders' holding period in the Balanced Fund shares received in the Reorganization will include Strategic Value Fund shares surrendered in the Reorganization, provided that such shares were held as capital assets. The Strategic Value shareholders' aggregate basis in the Balanced Fund Shares received in the Reorganization will be the same as shareholders' aggregate basis in the Strategic Value Fund.

EXPENSES OF THE REORGANIZATION

NYLIM will bear 100% of the reorganization expenses.

MATERIAL DIFFERENCES IN RIGHTS OF STRATEGIC VALUE FUND SHAREHOLDERS AND BALANCED FUND SHAREHOLDERS

The Strategic Value Fund is a series of the Trust, a Massachusetts business trust governed by a Board of Trustees with 7 members. The Balanced Fund is a series of Eclipse Funds, also a Massachusetts business trust governed by a Board of Trustees with 4 members. Each Fund is governed by a separate Declaration of Trust and Bylaws. The chart at Exhibit D provides additional information with respect to the similarities and differences in the forms of organization of the Trust and the Eclipse Funds. Shareholders who wish to make a more thorough comparison should refer to the provisions of their respective Declarations of Trust and Bylaws. Copies of these documents are available to shareholders without charge upon written request.

                    HOW TO PURCHASE, SELL AND EXCHANGE SHARES

      The following pages are intended to help you understand the costs associated with buying, holding and selling your Balanced Fund investments.

      BEFORE YOU INVEST:

      DECIDING WHICH MAINSTAY CLASS OF SHARES TO BUY

      This Proxy Statement/Prospectus offers Class A, B and C shares of the Balanced Fund. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon how you wish to purchase shares of the Fund, the share classes available to you may vary.

      The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

         -    how much you plan to invest;

         -    how long you plan to hold your shares;

         -    total expenses associated with each class of shares;

         -    whether you qualify for any reduction or waiver of sales charge.

      As with any business, running a mutual fund involves costs. There are regular Fund operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees. These fund-wide operating costs are typically paid from the assets of the Balanced Fund, and thus, all investors in the Fund indirectly share the costs. These expenses for the Fund are presented earlier in this Proxy Statement/Prospectus in the tables titled, "Fees and Expenses of the Fund," under the heading, "Annual Fund Operating Expenses." As the fee tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, the costs may be allocated differently among the share classes. Most significant among the class-specific costs are:

      - DISTRIBUTION AND/OR SERVICE (12b-1) FEE-named after the SEC rule that permits their payment, "12b-1 fees" are paid by the Balanced Fund to Distributor for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc.

      The key point to keep in mind about 12b-1 fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid.

      In addition to regular Fund operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial advisor for helping you with your investment decisions. The Balanced Fund typically covers such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for the Fund are presented earlier in this Proxy/Statement Prospectus in the tables titled, "Fees and Expenses of the Fund," under the heading, "Shareholder Fees." Such charges and fees include:

      - INITIAL SALES CHARGE-also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Class A shares and is used to compensate the Distributor and/or your financial advisor for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.

      - CONTINGENT DEFERRED SALES CHARGE-also known as a "CDSC" or "back-end sales load," refers to a sales load that is deducted from the proceeds when you redeem Fund shares (that is, sell shares back to the Fund). The amount of the CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of your purchase, the Distributor typically pays your financial advisor a commission up-front. In part to compensate the Distributor for this expense over time, you will pay a higher ongoing 12b-1 fee. Over time these fees may cost you more than paying an initial sales charge.

      Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail herein. The following table gives you a summary of the differences among share classes with respect to such fees and other important factors:

         SUMMARY OF IMPORTANT DIFFERENCES AMONG SHARE CLASSES

                                       CLASS A             CLASS B              CLASS C
---------------------------------------------------------------------------------------------
Initial sales charge                     Yes                 No                   No

Contingent deferred sales charge                       Sliding scale
                                                      during the first       1% on sale of
                                                       six years after     shares held for one
                                       None(1)            purchase            year or less

Ongoing Service and/or                  0.25%               0.75%              0.75%
distribution fee (Rule 12b-1                            distribution        distribution
fee)                                                  and 0.25% service   and 0.25% service
                                                        (1.00% total)       (1.00% total)

Shareholder service fee                  None               None                 None

Redemption fee                           None               None                 None

Conversion feature                        No                 Yes                  No

Purchase maximum(2)                      None             $100,000             $500,000

1. Except on certain redemptions on purchases of $1 million or more made without an initial sales charge.

2.    Per transaction. Does not apply to purchases by certain retirement plans.

      The following discussion is not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. Additionally, the Balanced Fund has a sales charge and expense structure that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial advisor. Generally, however, Class A shares are more economical if you intend to invest larger amounts ($100,000 or more) and hold your shares long-term (more than 6 years). Class B shares may be more economical if you intend to invest lesser amounts and hold your shares long-term. Class C shares may be more economical if you intend to hold your shares for a shorter term (6 years or less).

      CLASS A SHARE CONSIDERATIONS

      - When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Reducing the Initial Sales Charge on Class A Shares").

      - Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you're usually better off purchasing Class A shares rather than Class B or Class C shares and paying an up-front sales charge if you:

            - plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or

            -     qualify for a reduced or waived sales charge.

      CLASS B SHARE CONSIDERATIONS

      You pay no initial sales charge on an investment in Class B shares. However, you pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

      - Due to the availability of sales charge discounts for Class A shares and the higher ongoing fees for Class B shares, Class A shares of the Fund will be more economical than Class B if you intend to invest and hold for a long-term period more than $100,000. There may be other circumstances under which Class B shares are not the most economical choice; you should analyze your particular situation and options carefully with your financial advisor before you invest.

      - The Fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.

      - In most circumstances, you will pay a contingent deferred sales charge (CDSC) if you sell Class B shares within six years of buying them (see "Information on Sales Charges"). There are exceptions, which are described in the Statement of Additional Information.

      - Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

      - If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares of most Funds.

      - When you sell Class B shares, to minimize your sales charges, the Fund first redeems the appreciation of the original value of your shares, then fully aged shares, then any shares you received through reinvestment of dividends and capital gains and then shares you have held longest.

      - Class B shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. This reduces service and/or distribution fees.

      - If you owned your Class B shares of the Fund on October 24, 1997, when the conversion feature was implemented, they will be converted on or about December 31, 2005.

      - The Fund expects all share conversions to be made on a tax-free basis. If this cannot be reasonably assured, the Funds reserve the right to modify or eliminate this share class conversion feature.

      CLASS C SHARE CONSIDERATIONS

      - You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing service and/or distribution fees over the life of your investment.

      - In most circumstances, you will pay a 1% CDSC if you redeem shares held for one year or less.

      - As is the case with Class B shares, to minimize your sales charges, the Fund first redeems the appreciation of the original value of your shares, then fully aged shares, then any shares you received through reinvestment of dividends and capital gains and then shares you have held longest.

      - Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing service and/or distribution fees over the life of their investment.

      - The Fund will generally not accept a purchase order for Class C shares in the amount of $500,000 or more.

INFORMATION ON SALES CHARGES

      Class A Shares

      The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers." Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial advisor as a concession.

                                      SALES CHARGES AS A PERCENTAGE OF                TYPICAL DEALER
                                  ----------------------------------------          CONCESSION AS A %
                                  OFFERING PRICE            NET INVESTMENT          OF OFFERING PRICE
PURCHASE AMOUNT
Less than $50,000                     5.50%                      5.82%                    4.75%
$50,000 to $99,999                    4.50%                      4.71%                    4.00%
$100,000 to $249,999                  3.50%                      3.63%                    3.00%
$250,000 to $499,999                  2.50%                      2.56%                    2.00%
$500,000 to $999,999                  2.00%                      2.04%                    1.75%
$1,000,000 or more**                   None                      None                      None

      ** No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Fund's Distributor may pay a commission to dealers on these purchases from its own resources.

      Class B Shares

      Class B shares are sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described in the Statement of Additional Information. Additionally, Class B shares have higher ongoing service and/or distribution fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

                                           CONTINGENT DEFERRED SALES
                                             CHARGE (CDSC) AS A % OF
                                           AMOUNT REDEEMED SUBJECT TO
FOR SHARES SOLD IN THE:                             CHARGE
First year                                          5.00%
Second year                                         4.00%
Third year                                          3.00%
Fourth year                                         2.00%
Fifth year                                          2.00%

Sixth year                                          1.00%
Thereafter                                          None

      There are exceptions, which are described in the Statement of Additional Information.

      Class C Shares

      Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described in the Statement of Additional Information. Additionally, Class C shares have higher ongoing service and/or distribution fees, and over time, these fees may cost you more than paying an initial sales charge. The Class C CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

      Computing Contingent Deferred Sales Charge on Class B and Class C

      A CDSC may be imposed on redemptions of Class B and Class C shares of the Fund, at the rate previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C account in the Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years or Class C shares in the Fund for the preceding year.

      However, no such charge will be imposed to the extent that the net asset value of the Class B or Class C shares redeemed does not exceed:

   - the current aggregate net asset value of Class B or Class C shares of the Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus

   - the current aggregate net asset value of Class B or Class C shares of the Fund purchased through reinvestment of dividends or distributions; plus

   - increases in the net asset value of the investor's Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years for Class B shares or one year for Class C shares.

      There are exceptions, which are described in the Statement of Additional Information.

      SALES CHARGE REDUCTIONS AND WAIVERS ON CLASS A SHARES

      Reducing the Initial Sales Charge on Class A Shares through Breakpoint Discounts

      As the sales charge tables above show, the larger your investment, the lower your initial sales charge on Class A shares. There is no initial sales charge for investments of $1 million or more. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase, or by aggregating the amounts of more than one purchase in the following ways:

Letter of Intent

   A "letter of intent" allows you to qualify for a breakpoint discount with respect to a current purchase, based on the total amount of purchases you intend to make in the near future. You can sign a Letter of Intent, in which you agree to invest a certain amount (your goal) in one or more series of the Trust ("MainStay Funds") over a 24-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal (but you will not be entitled to a rebate of any sales charge paid on those purchases). Your goal must be at least $100,000, and, if you do not meet your goal within the 24-month period, the higher sales charge will be deducted from your account.

Rights of Accumulation

   A "right of accumulation" allows you to qualify for a breakpoint discount with respect to a current purchase, based on the total value of your previous purchases. You can count towards the amount of your investment your total account value in all share classes of MainStay Funds (except shares in the MainStay Cash Reserves Fund or MainStay Money Market Fund that were not previously invested in another MainStay Fund). For example, if you have $45,000 invested in Class C shares of each of two different MainStay Funds and you wish to invest an additional $10,000 in one of those Funds or another MainStay Fund, you can invest that $10,000 in Class A shares and pay the reduced sales charge rate normally applicable to a $100,000 investment. We may terminate or change this privilege at any time upon written notice.

Combine with Family Members

   You can also count towards the amount of your investment all investments in one or more of the MainStay Funds, in any class of shares, by your spouse and your children under age 21 ("Family Members"), including their Rights of Accumulation and goals under a Letter of Intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. See "Purchase, Redemption, Exchanges and Repurchase-Reduced Sales Charges" in the Statement of Additional Information.

Your Responsibility

   To receive the reduced sales charge, you must tell your financial advisor or us about any eligible amounts under Rights of Accumulation or a Letter of Intent that you and your Family Members have at the time of your initial or subsequent purchase. For example, if an initial investment that was less than $1 million grows to over $1 million, you must tell us that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. IF YOU DO NOT LET YOUR FINANCIAL ADVISOR OR US KNOW OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. You may be required to provide verification of holdings (such as copies of documents that reflect the original purchase cost of your other holdings) that qualify you for a sales charge reduction.

Group Retirement Plan Purchases

      You will not pay an initial sales charge if you purchase shares through a group retirement plan (other than non-ERISA 403(b)(7) plans and IRA plans) that meets certain criteria, including:

            -     50 or more participants; or

            - an aggregate investment in shares of any class of the Funds of $1,000,000 or more.

      If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service provider concerning their ability to maintain shares in two different classes.

Purchases Through Financial Services Firms

      You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment Adviser or financial institution) that has a contractual arrangement with the Distributor. The Trust has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges. Please read their program materials for any special provisions or additional service features that may apply to investing in the Funds through these firms.

529 Plans

      When shares of the Fund are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Class A shares without an initial sales load.

Other Waivers

      There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Trust and of New York Life and their affiliates. These categories are described in the Statement of Additional Information.

Contingent Deferred Sales Charge

      If your initial sales charge is eliminated, we may impose a CDSC of 1% if you redeem or exchange your shares within one year. The Fund's Distributor may pay a commission to dealers on these purchases from its own resources.

      For more information about these considerations, call your financial advisor or the Funds' transfer agent, MainStay Shareholder Services (MSS), a division of NYLIM Service Company LLC and an affiliate of NYLIM, toll-free at 1-800-MAINSTAY (1-800-624-6782), and read the information under "Purchase, Redemption, Exchanges and Repurchase-Contingent Deferred Sales Charge, Class A" in the Statement of Additional Information.

INFORMATION ON FEES

      Rule 12b-1 Plans

      The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for certain classes of shares pursuant to which service and/or distribution fees are paid to the Distributor. The Class A plan typically provides for payment for distribution or service activities of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Class B and Class C 12b-1 plans each provide for payment of both distribution and service activities of up to 1.00% of the average annual net assets of Class B and C shares of the Fund, respectively. The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than other types of sales charges.

COMPENSATION TO DEALERS

      Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Fund and shareholders. Such compensation varies depending upon the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.

   - The Distributor pays sales concessions to dealers, as described in the tables under "Information on Sales Charges" above, on the purchase price of Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.

   - The Distributor or an affiliate, from its own resources, pays a sales concession of up to 1.00% on the purchase price of Class A shares, sold at net asset value, to dealers at the time of sale.

   - From its own resources, the Distributor pays a sales concession of 4.00% on purchases of Class B shares to dealers at the time of sale.

   - The Distributor pays a sales concession of 1.00% on purchases of Class C shares to dealers from its own resources at the time of sale.

   - The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.

   - In addition to payments described above, the Distributor or an affiliate, from its own resources, pays other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.

   - The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

      Payments made from the Distributor's or an affiliate's own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemptions. For more information regarding any of the types of compensation described above, see the Statement of Additional Information or consult with your financial intermediary firm or financial advisor.

BUYING, SELLING AND EXCHANGING MAINSTAY FUNDS SHARES

HOW TO OPEN YOUR MAINSTAY ACCOUNT

      Return your completed MainStay Funds application in GOOD ORDER with a check payable to the MainStay Funds for the amount of your investment to your financial advisor or directly to the Fund, P.O. Box 8401, Boston, Massachusetts 02266-8401. If your initial investment is at least $5,000, have your financial advisor place your order by phone. If you place your order by phone, MSS must receive your completed application and check in good order within three business days.

      Good order means all the necessary information, signatures and documentation have been received.

      ALL CLASSES

      You buy shares at net asset value (NAV) (plus, for Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4 pm Eastern time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MSS receives your order in good order. Alternatively, MainStay Funds has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund's NAV next computed after acceptance by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds.

      When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund, or your financial advisor on their behalf, must obtain the following information for each person who opens a new account:

   -  Name;

   -  Date of birth (for individuals);

   - Residential or business street address (although post office boxes are still permitted for mailing); and

   - Social security number, taxpayer identification number, or other identifying number.

      You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

      FEDERAL LAW PROHIBITS THE FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

      After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS

      The following minimums apply if you are investing in the Fund. A minimum initial investment amount may be waived for purchases by the Board, Directors and employees of New York Life and its affiliates and subsidiaries. The Fund may also accept additional investments of smaller amounts at their discretion.

      Class A, B and C Shares

      The following minimums apply if you are investing in Class A, B or C shares of the Funds:

   - $1,000 for initial and $50 for subsequent purchases of any single MainStay Fund, or

   - if through a monthly systematic investment plan, $500 for initial and $50 for subsequent purchases.

BUYING AND SELLING MAINSTAY SHARES

      OPENING YOUR ACCOUNT-INDIVIDUAL SHAREHOLDERS

                                     HOW                                   DETAILS
BY WIRE:          You or your registered representative           The wire must include:
                  should call MSS toll-free at 1-800-MAINSTAY     -   name(s) of investor(s);
                  (1-800-624-6782) to obtain an account number    -   your account number; and
                  and wiring instructions. Wire the purchase      -   Fund Name and Class of shares.
                  amount to:                                      Your bank may charge a fee for the wire transfer.
                  State Street Bank and Trust Company
                  -  ABA #011-0000-28
                  -  MainStay Funds (DDA #99029415)
                  -  Attn: Custody and Shareholder Services

                  To buy shares the same day, MSS must receive your wired money by 4 pm Eastern time.

BY PHONE:         Have your investment professional               MSS must receive your application and check,
                  call MSS toll-free at 1-800-MAINSTAY            payable to MainStay Funds, in good order within
                  (1-800-624-6782) between 8 am and 6 pm          three business   days. If not, MSS can cancel your
                  Eastern time any day the New York               order and hold you liable for costs incurred in
                  Stock Exchange is open. Call before 4           placing it.
                  pm to buy shares at the current day's NAV.      -   $5,000 minimum.

                                                                  Be sure to write on your check:
                                                                  -   Fund name and Class of shares;
                                                                  -   your account number; and
                                                                  -   name(s) of investor(s).

BY MAIL:          Return your completed MainStay Funds            Make your check payable to MainStay Funds.
                  Application with a check for the                -   $1,000 minimum
                  amount of your investment to:
                  MainStay Funds                                  Be sure to write on your check:
                  P.O. Box 8401                                   -   name(s) of investor(s); and
                  Boston, MA 02266-8401                           -   Fund name and Class of shares.

BUYING ADDITIONAL SHARES OF THE FUNDS-INDIVIDUAL SHAREHOLDERS

                                      HOW                                                 DETAILS
BY WIRE:            Wire the purchase amount to:                      The wire must include:
                    State Street Bank and Trust Company.              -   name(s) of investor(s);
                    -   ABA #011-0000-28                              -   your account number; and
                    -   The MainStay Funds (DDA #99029415)            -   Fund name and Class of shares.
                    -   Attn: Custody and Shareholder Services.       Your bank may charge a fee for the wire transfer.

                    To buy shares the same day, MSS must receive your wired money by 4 pm Eastern time.

ELECTRONICALLY:     Call MSS toll-free at 1-800-MAINSTAY              Eligible investors can purchase shares by using
                    (1-800-624-6782) between 8 am and 6 pm Eastern    electronic debits from a designated bank account.
                    time any day the New York Stock
                    Exchange is open to make an ACH purchase; call
                    before 4 pm to buy shares at the current day's
                    NAV; or

                    Visit us at www.mainstayfunds.com.

BY MAIL:            Address your order to:                            Make your check payable to MainStay Funds.

                    MainStay Funds                                    -   $50 minimum (for Class A, B and C
                                                                          shares).
                    P.O. Box 8401
                    Boston, MA 02266-8401                             Be sure to write on your check:
                                                                      -   name(s) of investor(s);
                    Send overnight orders to:                         -   your account number; and
                    MainStay Funds                                    -   Fund name and Class of shares.
                    c/o Boston Financial
                    Data Services
                    66 Brooks Drive
                    Braintree, MA 02184

SELLING SHARES-INDIVIDUAL SHAREHOLDERS

                                   HOW                                                    DETAILS
BY CONTACTING YOUR FINANCIAL ADVISOR:                                -   You may sell (redeem) your shares through
                                                                         your financial advisor or by any of the methods
                                                                                described below.

BY PHONE:              TO RECEIVE PROCEEDS BY CHECK:                 -   MSS will only send checks to the account
                       Call MSS toll-free at 1-800-                      owner at the owner's address of record and
                       MAINSTAY (1-800-624-6782) between                 generally will not send checks to addresses on
                       8 am and 6 pm Eastern time any day                record for 30 days or less.
                       the New York Stock Exchange is open.          -   The maximum order MSS can process by phone is
                       Call before 4 pm Eastern time to sell             $100,000.
                       shares at the current day's NAV.

                       TO RECEIVE PROCEEDS BY WIRE:                  -   Generally, after receiving your sell order
                       Call MSS toll-free at 1-800-                      by phone, MSS will send the proceeds by bank
                       MAINSTAY (1-800-624-6782) between                 wire to your designated bank account the next
                       8 am and 6 pm Eastern time any day                business day, although it may take up to seven
                       the New York Stock Exchange is open.              days to do so. Your bank may charge you a fee
                       Eligible investors may sell shares                to receive the wire transfer.
                       and have proceeds electronically              -   MSS must have your bank account
                       credited to a designated bank account.            information on file.
                                                                     -   There is an $11 fee for wire redemptions.
                                                                     -   The minimum wire transfer amount is $1,000.

                       TO RECEIVE PROCEEDS ELECTRONICALLY            -   MSS must have your bank account
                       BY ACH:                                             information on file.
                       Call MSS toll-free at 1-800-                  -   Proceeds may take 2-3 days to reach your
                       MAINSTAY (1-800-624-6782) between                   bank account.
                       8 am and 6 pm Eastern time any day            -   There is no fee from MSS for this
                       banks and the New York Stock Exchange             transaction.
                       are open.                                     -   The maximum ACH transfer amount is
                                                                         $100,000.

BY MAIL:               Address your order to:                        Write a letter of instruction that includes:
                       MainStay Funds                                -   your name(s) and signature(s);
                       P.O. Box 8401                                 -   your account number;
                       Boston, MA 02266-8401                         -   Fund name and Class of shares; and
                                                                     -   dollar or share amount you want to sell.
                       Send overnight orders to:
                       MainStay Funds                                Obtain a MEDALLION SIGNATURE GUARANTEE or
                       c/o Boston Financial                          other documentation, as required.
                       Data Services
                       66 Brooks Drive                               There is a $15 fee for checks mailed to you via
                       Braintree, MA 02184                           overnight service.

      Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

      CONVENIENT, YES . . . BUT NOT RISK-FREE.

      Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that The MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless the Funds or MSS fails to use established safeguards for your protection. These safeguards are among those currently in place at MainStay Funds:

   -  all phone calls with service representatives are tape recorded; and

   - written confirmation of every transaction is sent to your address of record.

      MSS and the Fund reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to technical problems.

      REDEMPTIONS-IN-KIND

      The Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

      THE REINVESTMENT PRIVILEGE MAY HELP YOU AVOID SALES CHARGES

      When you sell shares, you have the right-for 90 days-to reinvest any or all of the money in the same class of any MainStay Fund without paying another sales charge (as long as those shares haven't been reinvested once already). If you paid a sales charge when you redeemed you'll receive a pro rata credit for reinvesting.

      SHAREHOLDER SERVICES

      Automatic Services

      Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at www.mainstayfunds.com, contacting your financial advisor for instructions, or by calling MSS toll-free at 1-800-MAINSTAY (1-800-624-6782) for a form.

SYSTEMATIC INVESTING-INDIVIDUAL SHAREHOLDERS ONLY

      MainStay offers three automatic investment plans:

1.  AutoInvest

    If you obtain authorization from your bank, you can automatically debit your designated bank account to:

            -     make regularly scheduled investments; and/or

            -     purchase shares whenever you choose.

2.  Dividend reinvestment

    Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund.

3.  Payroll deductions

    If your employer offers this option, you can make automatic investments through payroll deduction.

SYSTEMATIC WITHDRAWAL PLAN-INDIVIDUAL SHAREHOLDERS ONLY

      Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of the initial request and shares must not be in certificate form.

      The Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

      MSS tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

      Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax adviser on the consequences.

EXCHANGING SHARES AMONG MAINSTAY FUNDS

      You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. You may not exchange shares between classes. If you sell Class B or Class C shares and then buy Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Class A shares.

      You also may exchange shares of a MainStay Fund for shares of the same class, if offered, of any of the following funds, which are offered in different prospectuses:


- MainStay All Cap Growth Fund             - MainStay Mid Cap Growth Fund
- MainStay All Cap Value Fund              - MainStay Mid Cap Opportunity Fund
- MainStay Asset Manager Fund              - MainStay Mid Cap Value Fund
- MainStay Blue Chip Growth Fund           - MainStay Money Market Fund
- MainStay Capital Appreciation Fund       - MainStay S&P 500 Index Fund
- MainStay Common Stock Fund               - MainStay Short Term Bond Fund
- MainStay Convertible Fund                - MainStay Small Cap Growth Fund
- MainStay Diversified Income Fund         - MainStay Small Cap Opportunity Fund
- MainStay Floating Rate Fund              - MainStay Small Cap Value Fund
- MainStay Government Fund                 - MainStay Tax Free Bond Fund
- MainStay High Yield Corporate Bond Fund  - MainStay Total Return Fund
- MainStay Indexed Bond Fund               - MainStay Value Fund
- MainStay Intermediate Term Bond Fund
- MainStay International Equity Fund
- MainStay MAP Fund



      Before making an exchange request, read the prospectus of the fund you wish to purchase by exchange. You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution or by calling The MainStay Funds at 1-800-MAINSTAY (1-800-624-6782).

      You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases.

      The exchange privilege is not intended as a vehicle for short-term trading, nor are the MainStay Funds designed for professional market-timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, in order to maintain a stable asset base in the MainStay Funds and to reduce fund administrative expenses borne by each MainStay Fund, five exchanges per account are permitted in each calendar year without the imposition of any transaction fee; subsequently, a $10 processing fee payable to the Trust's transfer agent will be assessed per exchange and additional exchange requests may be denied. The processing fee will not be charged on systematic exchanges, on exchanges processed via MainStay's audio response system, on exchanges processed on the MainStay website, and on certain accounts, such as retirement plans and broker omnibus accounts where no participant is listed or for which tracking data is not available. MSS reserves the right to refuse any purchase or exchange requests that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the Trust's judgment, is likely to, or actually engages in, excessive trading.

      The Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.

      In certain circumstances you may have to pay a sales charge. Sales charges apply when you:

   - exchange Class A shares of the MainStay Money Market Fund for Class A shares of another MainStay Fund, unless you've already paid the sales charge on those shares; or

   - exchange Class B shares of the MainStay Money Market Fund for Class B shares of another MainStay Fund and redeem within six years of the original purchase; or

   - exchange Class C shares of the MainStay Money Market Fund for Class C shares of another MainStay Fund and redeem within one year of the original purchase.

      In addition, if you exchange Class B or Class C shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or you exchange Class A shares of a MainStay Fund subject to the 1% CDSC into Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Class A, Class B or Class C shares, as applicable, of another MainStay Fund. The holding period for purposes of determining conversion of Class B shares into Class A shares also stops until you exchange back into Class B shares of another MainStay Fund.

INVESTING FOR RETIREMENT

      You can purchase shares of the Fund for retirement plans providing tax-deferred investments for individuals and institutions. You can use the Fund in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

      Custodial services are available for IRA, Roth IRA, Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

GENERAL POLICIES

Buying Shares

      All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, money orders, credit card convenience checks, cash, bank teller's checks or starter checks. MSS does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

      If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a Fund incurs as a result. In addition, a Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

      The Fund may, in its discretion, reject any order for the purchase of shares.

      To limit the Fund's expenses, we no longer issue share certificates.

Selling Shares

      If you have share certificates, you must return them with a written redemption request.

      Your shares will be sold at the next NAV calculated after MSS receives your request in good order. MSS will make the payment within seven days after receiving your request in good order.

      If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

      When you sell Class B or Class C shares, or Class A shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

      There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

      Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MSS takes reasonable measures to verify the order.

      Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions or losses, however, may be denied.

      MSS requires a written order to sell shares if an account has submitted a change of address during the previous 30 days.

      MSS requires a written order to sell shares and a Medallion signature guarantee if:

            - MSS does not have on file required bank information to wire funds;

            -     the proceeds from the sale will exceed $100,000;

            - the proceeds of the sale are to be sent to an address other than the address of record; or

            - the proceeds are to be payable to someone other than the account holder(s).

      In the interests of all shareholders, the Funds reserve the right to:

            - change or discontinue their exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

            - change or discontinue the systematic withdrawal plan upon notice to shareholders;

            - close accounts with balances less than $500 invested in Class A, B or C shares (by redeeming all shares held and sending proceeds to the address of record); and/or

            -     change the minimum investment amounts.

      When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call MSS immediately. If you fail to notify MSS within one year of the transaction, you may be required to bear the costs of correction.

ADDITIONAL INFORMATION

      The policies and fees described in this Proxy Statement/Prospectus govern transactions with the Fund. If you invest through a third party-bank, broker, 401(k), financial advisor or financial supermarket-there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in the Fund directly. Consult a representative of your plan or financial institution if in doubt.

      From time to time the Trust may close and reopen a MainStay Fund to new investors or new share purchases at its discretion. If the Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If the Fund is closed to new investors, you may not exchange shares from other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.

MEDALLION SIGNATURE GUARANTEES

      A Medallion signature guarantee helps protect against fraud. To protect your account, each Fund and MSS from fraud, Medallion signature guarantees are required to enable MSS to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion signature guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program
(SEMP), or the New York Stock Exchange Medallion Signature Program (MSP). Eligible guarantor institutions provide Medallion signature guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion signature guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion signature guarantee will be rejected.

      Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MSS toll-free at 1-800-MAINSTAY (1-800-624-6782) for further details.

      Determining the Fund's Share Prices (NAV) and the Valuation of Securities


      The Fund generally calculates the Fund's share price (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern time) every day the Exchange is open. The value of the Fund's investments is based on current market prices (amortized cost, in the case of the Cash Reserves Fund). The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund's NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV. Similarly, the Fund may value illiquid securities or securities for which market quotations are not available at fair value. All fair value determinations are made in good faith by the Fund's Valuation Committee in accordance with written procedures adopted by the Fund's Board of Trustees. In addition portfolio securities that are primarily listed on foreign exchanges may trade on weekends or other days when the Fund does not price its shares. In such cases, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

      If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

      SEEK PROFESSIONAL ASSISTANCE. Your financial advisor can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the Statement of Additional Information.

      DO NOT OVERLOOK SALES CHARGES. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

      BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

      MSS reserves the right to automatically reinvest dividend distributions of less than $10.00.

FUND EARNINGS

      Dividends and Interest

      Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by the Fund will vary based on the income from its investments and the expenses incurred by the Fund.

      When the Funds Pay Dividends

      The Fund declares and pays dividends quarterly. Dividends are normally paid on the first business day of each month after a dividend is declared.

      Capital Gains

      The Fund earn capital gains when it sells securities at a profit.

      When the Fund Pays Capital Gains

      The Fund will normally distribute any capital gains to shareholders in December.

      How to Take Your Earnings

      You may receive your portion of Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MSS directly. The seven choices are:

      1.    Reinvest dividends and capital gains in:

                  -     the Fund; or

                  - another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

      2. Take the dividends in cash and reinvest the capital gains in the Fund.

      3. Take the capital gains in cash and reinvest the dividends in the Fund.

      4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the Fund.

      5.    Take dividends and capital gains in cash.

      6. Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the Fund.

      7. Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the Fund.

      If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the Fund.

      UNDERSTAND THE TAX CONSEQUENCES

      Most of Your Earnings are Taxable

      Virtually all of the dividends and capital gains distributions you receive from the Fund are taxable, whether you take them as cash or automatically reinvest them. The Fund's realized earnings are taxed based on the length of time a Fund holds its investments, regardless of how long you hold Fund shares. If the Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Capital gains generated by investment in equity securities may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.

      For individual shareholders, a portion of the dividends received from the Fund may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that the Fund receives qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. The shareholder must also satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. For corporate shareholders, a portion of the dividends received from the Fund may qualify for the corporate dividends received deduction.

      MSS will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

      The Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

      Exchanges

      An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

                 ADDITIONAL INFORMATION ABOUT THE BALANCED FUND

INVESTMENT ADVISER

      NYLIM, 169 Lackawanna Avenue, Parsippany, NJ 07054, serves as the Manager to the Balanced Fund. In conformity with the stated policies of the Fund, NYLIM administers the Fund's business affairs and manages the investment operations of the Fund and the composition of the portfolio of the Fund, subject to the supervision of the Board of Trustees of the Trust. The Manager commenced operations in April, 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Fund.

PORTFOLIO MANAGER

      The portfolio manager of the Balanced Fund is Joan M. Sabella.

JOAN M. SABELLA. Ms. Sabella has been managing the Balanced Fund since its inception in 1989. She has been a Director of NYLIM since December 2000. Previously she worked at Towneley Capital Management, Inc. from 1978 to 2000. Ms. Sabella has been a member of the Financial Planning Association since 1995 and the Association for Investment Management Research (AIMR) since 2002. She holds a B.B.A. from Baruch College, is a Certified Financial Planner, and a Chartered Retirement Planning Counselor.

PERFORMANCE OF THE BALANCED FUND

[BALANCED FUND BAR CHART]

94     0.01%
95    22.99%
96    12.91%
97    23.40%
98     8.03%
99    -0.36%
00     9.64%
01     6.88%
02    -2.61%
03    23.94%

ANNUAL RETURNS, CLASS I SHARES
(by calendar year 1994 -- 2003)

Effective January 1, 2004, the Fund changed the name of the "No-Load Class" shares to the "Class I" shares.

As of September 30, 2004, the Fund's year-to-date performance was 4.92%.

PAST PERFORMANCE

      The bar chart and table indicate some of the risks of investing in the Balanced Fund. The bar chart shows you how the Fund's performance has varied over the last ten years. The table below shows how the Fund's average annual total returns (before and after taxes) for one year, five year and ten year periods compare to those of several broad-based securities market indices. Average annual total returns reflect actual sales loads, service and/or distribution fees. Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class C shares, first offered to the public on January 1, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 1, 2004) from December 30, 2002 through December 31, 2003 and the historical period of the Class I shares from January 1, 1994 through December 29, 2002. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

BEST AND WORST QUARTERLY RETURNS, CLASS I SHARES

(1994 -- 2003)

                                   RETURN       QUARTER/YEAR
Highest return/best quarter        11.22%           2Q/03
Lowest return/worst quarter        -8.10            3Q/99

AVERAGE ANNUAL TOTAL RETURNS, CLASS I SHARES
(for the calendar year ended December 31, 2003)

                                                           1 YEAR  5 YEARS  10 YEARS
Balanced Fund
Return Before Taxes
  Class I                                                  23.94%    7.10%   10.07%
  Class C                                                  20.67%    5.83%    8.88%
Return After Taxes on Distributions(3)
  Class I                                                  23.00%    5.70%    7.85%
Return After Taxes on Distributions and Sale of Fund
  Shares (3)
  Class I                                                  15.78%    5.28%    7.52%
Balanced Composite Index                                   23.73%    8.25%   10.73%
 Merrill Lynch Corporate & Gov't 1-10 Years Bond            4.22%    6.62%    6.64%
Index (reflects no deduction for fees, expenses, or
taxes)
Russell Midcap Index (reflects no deduction for fees,      40.06%    7.23%   12.18%
expenses, or taxes)

S&P 500 Index (reflects no deduction for fees, expenses,   28.68%   -0.57%   11.07%
or taxes)
Lipper Balanced Funds Index (reflects no deduction for     19.94%    2.95%    8.27%
fees, expenses, or taxes)

(1) Effective January 1, 2004, the Fund changed the name of the "No-Load Class" shares to the "Class I" shares.

(2) Prior to January 1, 2004, the Fund offered L Class shares, which were subject to a front-end sales charge of 1.00%. The L Class shares also were subject to a contingent deferred sales charge (CDSC) on redemptions of L Class shares within 1 year of purchase. As of January 1, 2004, all outstanding L Class shares of the Fund were redesignated as Class C shares. Average annual total returns for Class C shares for the period of December 30, 2002 to December 30, 2003 therefore are the L Class shares and reflect the fees and expenses of the L Class shares for that period. No performance information is provided for the Class A, B, R1 or R2 shares as those classes did not yet have a full calendar year of performance as of the date of this Prospectus. The Class A, B, R1 and R2 shares, net of any applicable sales charges, would have had similar annual returns to the Class I shares because the shares would have been invested in the same portfolio of securities and would have had the same portfolio management. Because of different sales charges, fees and expenses, performance of the Class A, B, R1 and R2 shares will differ.

(3) After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns shown are for the Class B shares of the Fund. After-tax returns for Class A and C shares may vary.

(4) The Balanced Composite Index is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%, respectively.

(5) The Merrill Lynch Corporate and Government 1-10 Years Bond Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. You cannot invest directly in an index.

(6) The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index and represents approximately 25% of the total market capitalization of the Russell 1000(R) Index. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

(7) The S&P 500(R) is an unmanaged index widely regarded as the standard for measuring large-cap U.S. stock market performance. Total returns assume the reinvestment of all income and capital gains distributions. You cannot invest directly in an index.

(8) The Lipper Balanced Funds Index tracks the performance of the 30 largest balanced funds, adjusted for the reinvestment of capital gain and income distributions. You cannot invest directly in an Index.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FINANCIAL HIGHLIGHTS

      The fiscal year end of the Strategic Value Fund and the Balanced Fund is October 31.

      The financial highlights of the Balanced Fund's shares in Exhibit B for the semiannual period ended April 30, 2004 are unaudited. The financial highlights of the Balanced Fund's shares in Exhibit B for the year ended October 31, 2003 have been audited by KPMG LLP. The financial highlights of the Balanced Fund's shares in Exhibit B for each of the years or periods ended October 31, 2002, and prior, have been audited by another independent registered public accounting firm.

      The financial highlights of the Strategic Value Fund are contained in that Fund's prospectus dated March 1, 2004, and have been derived from the financial statements audited by PricewaterhouseCoopers LLP. That prospectus, including the financial highlights, are incorporated by reference into this Proxy Statement/Prospectus. Effective March 8, 2004, KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, has been selected as independent public accountant for the Fund.

      Information about the historical performance of the Balanced Fund is contained in Exhibit C.

FORM OF ORGANIZATION

      The Strategic Value Fund is a diversified series of The MainStay Funds, an open-end management investment company organized as a Massachusetts business trust. The MainStay Funds is governed by a Board of Trustees consisting of 7 members. The Balanced Fund is a diversified series of Eclipse Funds, an open-end management investment company organized as a Massachusetts business trust. Eclipse Funds is governed by a Board of Trustees consisting of 4 members. For more information on the history of the Funds, see each Fund's SAI.

DISTRIBUTOR

      NYLIFE Distributors LLC (the "Distributor"), whose address is NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the distributor for both Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS

      The Balanced Fund and the Strategic Value Fund declare and pay dividends quarterly. Each Fund distributes capital gains annually. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of that Fund, unless the shareholder elects to receive distributions in cash.

      If the Reorganization Plan is approved by shareholders of the Strategic Value Fund, then as soon as practicable before the Closing, the Strategic Value Fund will pay its shareholders a distribution of all undistributed 2004 net investment income and undistributed realized net capital gains.

CAPITALIZATION

      The following table shows the capitalization of the Strategic Value Fund and the Balanced Fund as of September 30, 2004, and on a pro forma basis as of that date, giving effect to the Reorganization:


                                                                      AS OF SEPTEMBER 30, 2004                        Balanced Fund
                                               -------------------------------------------------------------------------------------
                                               STRATEGIC VALUE                                  PRO FORMA            PRO FORMA AFTER
                                                    FUND               BALANCED FUND           ADJUSTMENTS           REORGANIZATION
NET ASSETS
Class A............................             $15,702,287            $ 97,180,419                                   $112,882,706
Class B............................             $35,830,644            $ 54,861,300                                   $ 90,691,944
Class C............................             $ 1,371,810            $ 24,988,109                                   $ 26,359,919
Class I............................             $        --            $147,016,754                                   $147,016,754
Class R1...........................             $        --            $ 30,002,658                                   $ 30,002,658
Class R2...........................             $        --            $ 19,119,097                                   $ 19,119,097
Total..............................             $52,904,741            $373,168,337                                   $426,073,078

NET ASSET VALUE PER SHARE
Class A............................             $     10.77            $      25.39                                   $      25.39
Class B............................             $     10.75            $      25.36                                   $      25.36
Class C............................             $     10.75            $      25.37                                   $      25.37
Class I............................             $        --            $      25.40                                   $      25.40
Class R1...........................             $        --            $      25.39                                   $      25.39
Class R2...........................             $        --            $      25.38                                   $      25.38

SHARES OUTSTANDING
Class A............................               1,458,540               3,827,374                (839,963)             4,445,951
Class B............................               3,331,965               2,163,269              (1,919,053)             3,576,181
Class C............................                 127,569                 985,061                 (73,611)             1,039,019
Class I............................                      --               5,788,930                       0              5,788,930
Class R1...........................                      --               1,181,451                       0              1,181,451
Class R2...........................                      --                 753,189                       0                753,189
Total..............................               4,918,074              14,699,274              (2,832,627)            16,784,721



                                 OTHER BUSINESS

      The Board does not intend to present any other business at the Special Meeting. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               GENERAL INFORMATION

      This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Strategic Value Fund on or about December 3, 2004. Only shareholders of record as of the close of business on the Record Date, November 22, 2004 will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

      A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

SOLICITATION OF VOTES

      Proxies are solicited by mail. Additional solicitations may be made by telephone, e-mail or other personal contact by personnel of the Trust, NYLIM and/or their affiliates.

QUORUM

      The holders of a majority of the shares entitled to vote of the Strategic Value Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Special Meeting.

VOTE REQUIRED

      Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the Strategic Value Fund, present in person or by proxy at the Special Meeting. Shareholders of the Strategic Value Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

      For purposes of determining the presence of a quorum for transacting business at the Special Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against the proposed Reorganization, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter.

ADJOURNMENTS

      In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

FUTURE SHAREHOLDER PROPOSALS

      You may request inclusion in the Trust's proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

      Only shareholders of record of the Strategic Value Fund at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof. At the close of business on the Record Date, there were 4,877,457.231 shares of the Strategic Value Fund outstanding and entitled to vote.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

      Unless otherwise noted below, as of the Record Date, the current officers and directors/trustees of the Funds in the aggregate beneficially owned less than 1% of a Class of shares of the Strategic Value Fund and the Balanced Fund, respectively.

      As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Class identified of the Strategic Value Fund and the Balanced Fund, respectively:

NAME AND ADDRESS OF OWNER               FUND/CLASS                         NUMBER OF SHARES     PERCENTAGE OWNERSHIP
NEW YORK LIFE TRUST COMPANY             MAINSTAY STRATEGIC VALUE FUND A    118873.623                 8.22
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ  07054-1007

MERRILL LYNCH PIERCE FENNER &           MAINSTAY STRATEGIC VALUE FUND A     99163.388                 6.86
SMITH INC - FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION 97T82
4800 DEER LAKE DRIVE EAST  3RD FL
JACKSONVILLE FL  32246-6484

MERRILL LYNCH PIERCE FENNER &           MAINSTAY STRATEGIC VALUE FUND C     14095.857                10.76
SMITH INC - FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION 97T98
4800 DEER LAKE DRIVE EAST 3RD FL
JACKSONVILLE FL 32246-6484

A G EDWARDS & SONS INC C/F              MAINSTAY STRATEGIC VALUE FUND C       9194.84                 7.02
DUANE A TYE
ROLLOVER IRA ACCOUNT
9030 SW 182ND AVE
BEAVERTON OR 97007-6052

NFSC FEBO #BWD-951390                   MAINSTAY STRATEGIC VALUE FUND C      7960.693                 6.08
NFS/FMTC IRA
FBO CURTIS KINDRED
2241 E LONSDALE DR
SALT LAKE CITY UT 84121-4950

NFSC FEBO #STL-048631                   MAINSTAY STRATEGIC VALUE FUND C      6911.102                 5.28
THE JOHANN & THERESIA KOBLER TRU
JOHANN J KOBLER
U/A 05/12/92
BOX 139
PHILO CA 95466-0139

NEW YORK LIFE TRUST COMPANY             MAINSTAY BALANCED FUND CLASS A    1018869.817                22.41
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

NEW YORK LIFE TRUST COMPANY             MAINSTAY BALANCED FUND CLASS I    2587842.792                35.57
CLIENT ACCOUNTS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

CHARLES SCHWAB & COMPANY INC            MAINSTAY BALANCED FUND CLASS I    1568710.153                21.56
ATTN MUTUAL FUND DEPT
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4122

RAYMOND JAMES & ASSOC INC               MAINSTAY BALANCED FUND CLASS I    1090616.201                14.99
FBO HELIOS EDUCATIO
BIN# 86628760
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

MERRILL LYNCH PIERCE FENNER &           MAINSTAY BALANCED FUND CLASS C     184949.083                14.61
SMITH  INC - FOR THE SOLE BENEFIT
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION 97T98
4800 DEER LAKE DRIVE EAST 3RD FL
JACKSONVILLE FL 32246-6484

CITIGROUP GLOBAL MARKETS INC            MAINSTAY BALANCED FUND CLASS C      93381.669                 7.38
HOUSE ACCOUNT
00109801250
ATTN PETER BOOTH 7TH FLOOR
333 W 34TH ST
NEW YORK NY 10001-2402

      The votes of the shareholders of the Balanced Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

INFORMATION ABOUT THE FUNDS

      Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

                                    EXHIBIT A

                                  ECLIPSE FUNDS
                               THE MAINSTAY FUNDS

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 29th day of September, 2004 by and between The MainStay Funds, a Massachusetts business trust ("MainStay"), with its principal place of business at 51 Madison Avenue, New York, New York 10010, on behalf of the MainStay Strategic Value Fund, a separate series of MainStay ("Acquired Fund"), and Eclipse Funds, a Massachusetts business Trust ("Eclipse"), with its principal place of business at 51 Madison Avenue, New York, New York 10010, on behalf of the MainStay Balanced Fund, a separate series of Eclipse ("Acquiring Fund").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement. The Acquiring Fund Class I, Class R1 and Class R2 shares are not participating in the Reorganization as the Acquired Fund does not have any outstanding Class I, Class R1 or Class R2 shares.

      WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Trustees of Eclipse have determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Trustees of MainStay have determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1 Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class (Class A, Class B and Class C, respectively), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date"). The Acquiring Fund Class I, Class R1 and Class R2 shares are not participating in the Reorganization as the Acquired Fund does not have any outstanding Class I, Class R1 or Class R2 shares.

      1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, "Assets").

      1.3 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to Class A, Class B and Class C Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund ("Acquired Fund Shares") of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with
Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B and Class C Acquiring Fund Shares in connection with such exchange.

      1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

      1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

      2.    VALUATION

      2.1 The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund's Board of Trustees.

      2.2 The net asset value of a Class A, Class B and Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Trustees.

      2.3 The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B and Class C of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

      2.4 All computations of value shall be made by New York Life Investment Management LLC, in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund's record keeping agent and by each Fund's independent accountants.

      3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be January 21, 2005 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of Eclipse or at such other time and/or place as the parties may agree.

      3.2 MainStay shall direct The Bank of New York, as custodian for the Acquired Fund ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, which Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

      3.3 MainStay shall direct NYLIM Service Company, LLC, in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B and Class C shares owned by each such shareholder immediately prior to the Closing.

      The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of either the Board of Trustees of MainStay or the Board of Trustees of Eclipse, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      4.    REPRESENTATIONS AND WARRANTIES

      4.1 Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of MainStay, MainStay on behalf of the Acquired Fund, represents and warrants to Eclipse, on behalf of the Acquiring Fund, as follows:

      (a) The Acquired Fund is duly organized as a series of MainStay, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under MainStay's Declaration of Trust, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

      (b) MainStay is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Class A, Class B and Class C Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act, and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, MainStay, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, Eclipse, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

      (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of MainStay's Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay, on behalf of the Acquired Fund, is a party or by which it is bound;

      (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

      (h) Except as otherwise disclosed in writing to and accepted by Eclipse, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. MainStay, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2004 have been audited by PricewaterhouseCoopers LLP, Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (j) Since October 31, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

      (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

      (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by MainStay and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

      (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of MainStay, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of MainStay, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

      (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

      4.2 Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of Eclipse, Eclipse, on behalf of the Acquiring Fund, represents and warrants to MainStay, on behalf of the Acquired Fund, as follows:

      (a) The Acquiring Fund is duly organized as series of Eclipse, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under Eclipse's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) Eclipse is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B and Class C Acquiring Fund Shares under the 1933 Act, is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (e) On the Closing Date, Eclipse, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

      (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Eclipse's Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Eclipse, on behalf of the Acquiring Fund, is a party or by which it is bound, or
(ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Eclipse, on behalf of the Acquiring Fund, is a party or by which it is bound;

      (g) Except as otherwise disclosed in writing to and accepted by MainStay, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against Eclipse, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Eclipse, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

      (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at October 31, 2003 have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (i) Since October 31, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund's shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund's liabilities, or the redemption of the Acquiring Fund's shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

      (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

      (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Eclipse and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

      (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Eclipse, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The Class A, Class B and Class C Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

      (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

      (p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

      5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2 MainStay will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 The Acquired Fund covenants that the Class A, Class B and Class C Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

      5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

      5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Class A, Class B and Class C Acquiring Fund Shares received at the Closing.

      5.8 The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9 MainStay, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Eclipse, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) MainStay's, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Eclipse's, on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

      6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of MainStay, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Eclipse's and MainStay's election, to the performance by Eclipse, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of Eclipse, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. Eclipse, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay, and dated as of the Closing Date, to the effect that the representations and warranties of Eclipse, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay shall reasonably request;

      6.3. Eclipse, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Eclipse, on behalf of the Acquiring Fund, on or before the Closing Date; and

      6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

      7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of Eclipse, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Eclipse's election, to the performance by MainStay, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of MainStay, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. MainStay shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and liabilities, as of the Closing Date, certified by the Treasurer of MainStay;

      7.3. MainStay, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Eclipse and dated as of the Closing Date, to the effect that the representations and warranties of MainStay, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Eclipse shall reasonably request;

      7.4 MainStay, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay, on behalf of the Acquired Fund, on or before the Closing Date;

      7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class B and Class C Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of their investment company taxable income and all of their net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

      8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to MainStay, on behalf of the Acquired Fund, or Eclipse, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of MainStay's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither Eclipse nor MainStay may waive the conditions set forth in this paragraph 8.1;

      8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to Eclipse's or MainStay's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Eclipse or MainStay to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5 The parties shall have received the opinion of counsel to MainStay substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to MainStay of representations it shall request of Eclipse. Notwithstanding anything herein to the contrary, neither Eclipse nor MainStay may waive the condition set forth in this paragraph 8.5.

      9.    INDEMNIFICATION

      9.1 Eclipse, out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

      9.2 MainStay, out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

      10.   BROKERAGE FEES AND EXPENSES

      10.1 Eclipse, on behalf of the Acquiring Fund, and MainStay, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      10.2 The expenses relating to the proposed Reorganization will be borne solely by New York Life Investment Management LLC and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

      11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      11.1 Eclipse and MainStay agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections
9.1 and 9.2 shall survive the Closing.

      12.   TERMINATION

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Trustees of Eclipse or the Board of Trustees of MainStay, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable.

      13.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Eclipse and MainStay; provided, however, that following the meeting of the shareholders of the Acquired Fund called by MainStay, pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B and Class C Acquiring Fund Shares to be issued to the Class A, Class B and Class C Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

      14.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Company and the Trust, 169 Lackawanna Avenue, Parsippany, N.J. 07054, Attn: [Marguerite Morrison], in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Sander M. Bieber.

      15.   HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

      15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

THE MAINSTAY FUNDS., ON BEHALF OF         ECLIPSE FUNDS, ON BEHALF OF ITS SERIES
ITS SERIES

MAINSTAY STRATEGIC VALUE FUND             MAINSTAY BALANCED FUND

BY: ____________________                  BY: ______________________

TITLE: _________________                  TITLE: ___________________

                                    EXHIBIT B

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand the Balanced Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                             CLASS A      CLASS B              CLASS C
                                            ----------   ----------   --------------------------
                                            JANUARY 1,   JANUARY 1,                DECEMBER 30,
                                              2004**       2004**     SIX MONTHS      2002**
                                             THROUGH      THROUGH       ENDED         THROUGH
                                            APRIL 30,    APRIL 30,    APRIL 30,     OCTOBER 31,
                                             2004***      2004***      2004***         2003
Net asset value at beginning of period       $ 24.45      $ 24.46       $24.08        $20.27
                                             -------      -------       ------        ------
Net investment income                           0.11(e)      0.06(e)      0.09(e)       0.15(e)
Net realized and unrealized gain (loss) on
  investments                                  (0.01)       (0.01)        0.70          3.76
                                             -------      -------       ------        ------
Total from investment operations                0.10         0.05         0.79          3.91
                                             -------      -------       ------        ------
Less dividends and distributions:
  From net investment income                   (0.06)       (0.04)       (0.08)        (0.10)
  From net realized gain on investments           --           --        (0.32)           --
                                             -------      -------       ------        ------
Total dividends and distributions              (0.06)       (0.04)       (0.40)        (0.10)
                                             -------      -------       ------        ------
Net asset value at end of period             $ 24.49      $ 24.47       $24.47        $24.08
                                             =======      =======       ======        ======
Total investment return (a)(f)                  0.41%        0.21%        3.26%        19.32%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                       1.14%+       0.39%+       0.39%+        0.78%+
    Net expenses                                1.25%+#      2.00%+#      2.00%+#       1.99%+#
    Expenses (before reimbursement)             1.25%+#      2.00%+#      2.00%+#       2.03%+#
Portfolio turnover rate                           11%          11%          11%           51%
Net assets at end of period (in 000's)       $50,934      $19,719       $8,808        $  372

                                                                                       CLASS I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    JANUARY 1,
                                            SIX MONTHS                                 2001
                                              ENDED             YEAR ENDED            THROUGH
                                            APRIL 30,          OCTOBER 31,          OCTOBER 31,           YEAR ENDED DECEMBER 31,
                                             2004***       2003            2002        2001*           2000       1999       1998
Net asset value at beginning of period       $  24.07    $  20.41        $ 20.78      $ 20.82        $ 19.53    $ 21.37    $  22.15
                                             --------    --------        -------      -------        -------    -------    --------
Net investment income                            0.18(e)     0.38(e)        0.48         0.45(d)        0.55       0.58        0.61
Net realized and unrealized gain (loss) on
  investments                                    0.73        3.67           0.00(b)     (0.08)(d)       1.29      (0.68)       1.14
                                             --------    --------        -------      -------        -------    -------    --------
Total from investment operations                 0.91        4.05           0.48         0.37           1.84      (0.10)       1.75
                                             --------    --------        -------      -------        -------    -------    --------
Less dividends and distributions:
  From net investment income                    (0.17)      (0.39)         (0.44)       (0.41)         (0.55)     (0.58)      (0.61)
  From net realized gain on investments         (0.32)         --          (0.41)         --             --       (1.16)      (1.92)
                                             --------    --------        -------      -------        -------    -------    --------
Total dividends and distributions               (0.49)      (0.39)         (0.85)       (0.41)         (0.55)     (1.74)      (2.53)
                                             --------    --------        -------      -------        -------    -------    --------
Net asset value at end of period             $  24.49    $  24.07        $ 20.41      $ 20.78        $ 20.82    $ 19.53    $  21.37
                                             ========    ========        =======      =======        =======    =======    ========
Total investment return (f)                      3.75%(a)   20.13%          2.18%        1.80%(a)       9.64%     (0.36%)      8.03%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                        1.46%+      1.78%          2.30%        2.59%+(d)      2.77%      2.61%       2.76%
    Net expenses                                 0.93%+#     0.99%#         0.96%#       1.03%+#(c)     0.95%#     0.94%       0.87%
    Expenses (before reimbursement)              0.93%+#     1.03%#         1.02%#       1.05%+#(c)     0.95%#     0.94%       0.97%
Portfolio turnover rate                            11%         51%            62%          48%            73%        33%         70%
Net assets at end of period (in 000's)       $174,387    $147,519        $83,906      $64,086        $65,309    $77,169    $128,865

                                            CLASS R1     CLASS R2
                                           ----------   ----------
                                           JANUARY 1,   JANUARY 1,
                                             2004**       2004**
                                            THROUGH      THROUGH
                                           APRIL 30,    APRIL 30,
                                            2004***      2004***
Net asset value at beginning of period       $24.45       $24.45
                                             ------       ------
Net investment income                          0.09(e)      0.08(e)
Net realized and unrealized gain (loss) on
  investments                                  0.02         0.02
                                             ------       ------
Total from investment operations               0.11         0.10
                                             ------       ------
Less dividends and distributions:
  From net investment income                  (0.07)       (0.06)
  From net realized gain on investments          --           --
                                             ------       ------
Total dividends and distributions             (0.07)       (0.06)
                                             ------       ------
Net asset value at end of period             $24.49       $24.49
                                             ======       ======
Total investment return (a)(f)                 0.43%        0.40%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income                      1.38%+       1.11%+
    Net expenses                               1.01%+#      1.28%+#
    Expenses (before reimbursement)            1.01%+#      1.28%+#
Portfolio turnover rate                          11%          11%
Net assets at end of period (in 000's)       $    1       $    7

*    The Fund changed its fiscal year end from December 31 to
     October 31.
**   Commencement of Operations.
***  Unaudited.
#    Includes transfer agent fees paid indirectly which amounted to 0.04%, 0.05%, 0.02% and 0.09% of average net assets for the six months ended April 30, 2004, the years ended October
     31, 2003 and October 31, 2002 and the ten months ended
     October 31, 2001, respectively, and custodian fees and other expenses paid indirectly which amounted to 0.01% of average net assets for the year ended December 31, 2000.
+    Annualized.
(a)  Total return is not annualized.
(b)  Less than one cent per share.
(c)  Restated.
(d)  As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
     Investment Companies and began amortizing premium on debt
     securities. The effect of this change for the ten months
     ended October 31, 2001 is shown below. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                                                                  CLASS I
                                                                  -------
Decrease net investment income                                    ($0.02)
Increase net realized and unrealized gains and losses               0.02
Decrease ratio of net investment income                            (0.09%)

(e) Per share data based on average shares outstanding during the period.
(f)  Total return is calculated exclusive of sales charges.

                                    EXHIBIT C

      The following are excerpts from the Annual Report of the Balanced Fund for the fiscal period ended October 31, 2003 with updated performance numbers through April 30, 2004.


Eclipse Balanced Fund
--------------------------------------------------------------------------------

All broadly watched equity indices provided positive performance for the 12 months ended October 31, 2003. Small-capitalization stocks showed the strongest relative performance, followed by mid-capitalization and then large-capitalization stocks. The market favored the growth style over the value style of investing in the small- and mid-capitalization sectors, while value stocks outperformed growth stocks in the large-capitalization sector.

For most of the first quarter of 2003, the market remained uncertain because of political conflicts in the Middle East. As coalition troops assembled in Kuwait in mid-March, the stock market began to rise. Investors tended to react positively from the time coalition forces approached Baghdad until President Bush announced that major combat operations had concluded. From May through October, sentiments remained positive, and the domestic equity market continued to rise. Low interest rates and indications of rebounding economic activity helped to fuel an optimistic outlook. Consumer confidence, which rose sharply in April, has been relatively stagnant since then and could continue in a holding pattern if the labor market fails to improve.

Bond yields fell to 45-year lows in May 2003 and moved even lower as the Federal Reserve continued to reduce the targeted federal funds rate in June. Even so, the 10-year Treasury bond yield ended the 12-month reporting period slightly higher than where it began. The yield curve steepened as short-term rates continued to decline. The weak labor market and lackluster consumer confidence continued to affect the bond market.

PERFORMANCE REVIEW

For the 12-month period ended October 31, 2003, Eclipse Balanced Fund returned 20.13% for No-Load Class shares and 19.93% for Service Class shares. Over the same period, L Class shares returned 19.03% excluding all sales charges. All share classes outperformed the 15.23% return of the average Lipper(1) balanced fund over the same period. All share classes underperformed the 21.75% return of the Fund's Balanced Composite Index,(2) the 20.80% return of the S&P 500 Index,(3) and the 35.88% return of the Russell Midcap Index,(4) for the 12 months ended October 31, 2003. All share classes outperformed the 5.18% return of the Merrill Lynch Corporate & Government 1-10 Years Bond Index(5) for the same 12-month period.

No-Load Class shares of Eclipse Balanced Fund were rated five stars overall out of 631 moderate allocation funds by Morningstar(6) as of October 31, 2003. The Fund's No-Load Class shares were rated five stars out of 631 moderate allocation funds for the three-year period then ended, five stars out of 499 moderate allocation funds for the five-year period then ended, and four stars out of 212 moderate allocation funds for the 10-year period ended October 31, 2003.

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
1. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital gain distributions reinvested.
2. The Fund's Balanced Composite Index is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%, respectively. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index or a composite.
3. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500 is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
4. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which in turn is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
5. The Merrill Lynch Corporate & Government 1-10 Years Bond Index is a market capitalization-weighted index including U.S. government and fixed-coupon domestic investment grade corporate bonds. Results assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
6. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating(TM) metrics.

INVESTMENT PROCESS

The Fund maintains a targeted allocation of 60% equities and 40% fixed-income securities and cash equivalents. Equities are limited to a broad array of mid-cap stocks, and the fixed-income portion of the portfolio is focused on short- to intermediate-duration, government securities and high-quality corporate bonds.

In the equity portion of its portfolio, the Fund selects stocks based on a quantitative approach that focuses on relative valuation and strong current operating results. Using three years of publicly available annual and quarterly financial statistical data, our proprietary models seek to identify companies that have healthy financial positions today and may have solid potential for the future. Since "we visit the data rather than the company," a corporation's quantitative history is the only relevant consideration in the Fund's equity investment process.

STRONG AND WEAK PERFORMERS

During the reporting period, stocks from various industries made positive contributions to the Fund's performance. The Fund's five best-performing stocks for the Fund's fiscal year included Hovnanian Enterprises (+115%),(7) a leading national homebuilder; J.B. Hunt Transport Services (+84%), the third-largest U.S. trucking company; PacifiCare Health Systems (+86%), the biggest publicly traded operator of Medicare Health Plans; AutoNation (+76%), America's largest retailer of new and used vehicles; and GTECH Holdings (+72%), which operates computer online lottery systems.

The Fund's five worst-performing stocks were all sold during the reporting period. We sold all of the Fund's shares of specialty-retail chain Michaels Stores (-46%) in February 2003. The Fund also sold its entire position in independent power company Calpine (-33%) in October. Saks (-30%) is a U.S. department store company that was eliminated from the Fund's portfolio in March 2003. Adolph Coors (-28%) is the third largest U.S. brewer, and the Fund sold its position in the company in April 2003. The Fund's holdings in power-tool manufacturer Black & Decker (-25%) were sold during February and March of 2003.

PURCHASES AND SALES

The Fund purchases stocks that have relatively improving operating characteristics and are relatively undervalued based on our proprietary model. Maxtor, ADTRAN, and Doral Financial were among the securities that fit the Fund's purchase criteria during the reporting period.

Maxtor (+104%) produces hard disk-drive storage products for desktop systems. Strong second- and third-quarter 2003 financials have been helped by the company's focus on cost and expense controls. The Fund purchased the company's shares in May 2003 and continues to hold them.

ADTRAN (+97%) designs, develops, manufacturers, markets, and services a variety of high-speed digital transmission products. The company reported strong second- and third-quarter 2003 financials and has introduced new products. The stock, which was purchased in February 2003, is still part of the portfolio.

Doral Financial (+93%) is a diversified financial holding company. The low interest-rate environment and the continued strength of the Puerto Rican residential mortgage market helped the company report good earnings in 2003. The Fund purchased this holding in November 2002, and it has been a strong performer for the portfolio.

The Fund sells stocks that exhibit deteriorating operating results and/or are relatively overvalued. Three stocks sold during the fiscal year were Rational Software, Rent-a-Center and Neiman Marcus Group.

--------------------------------------------------------------------------------
7. Performance percentages reflect total returns of Fund holdings in the securities mentioned, including purchases and sales, for the 12 months ended 10/31/03, or for the portion of the reporting period such securities were held in the Fund, if shorter.

Rational Software (+58%) is a computer software developer that was acquired by International Business Machines in an all-cash transaction in February 2003. For the portion of the reporting period the stock was held in the Fund, it provided strong positive results.

Rent-a-Center (+72%) offers home electronics, appliances, furniture, and accessories under flexible rental/purchase agreements. The company exhibited strong revenue and earnings growth for the first three quarters of 2003. The entire position was sold in August 2003.

Neiman Marcus Group (+72%) is a high-end specialty retailer that reported strong revenues while reducing costs for its fiscal year. We sold the Fund's position in the stock in August 2003.

WEIGHTING CHANGES

In the equity portion of the Fund's portfolio, a significant weighting change was an increase in the technology hardware & equipment industry group from 7.10% on October 31, 2002, to 11.65% on October 31, 2003. The shift in weight resulted from new purchases and improved performance of technology hardware & equipment stocks relative to other industry groups.

Another significant change in the equity portion of the Fund's portfolio was a decrease in retailing industry group holdings from 13.22% at the beginning of the reporting period to 5.24% at the end. The decline in weight resulted from position sales and weak performance of retailers relative to other industry groups.

As of October 31, 2003, the equity portion of the Fund's portfolio was overweighted relative to the Russell Midcap(R) Value Index in the consumer durables & apparel, technology hardware & equipment, and health care equipment & services industry groups. The Fund's performance benefited from the relative overweightings in health care equipment & services and consumer durables & apparel. Although the Fund's technology hardware & equipment holdings showed positive performance, the results were weaker than the industry group's performance in the Russell Midcap Value Index.

At the end of the Fund's fiscal year, the equity portion of the Fund's portfolio was underweighted relative to the Russell Midcap Value Index in the utilities, materials, and insurance industry groups. The Fund benefited from the relative underweighting in the insurance and materials industry groups. Although the Fund was underweighted in utilities, its performance in this industry group was weaker than that of related stocks held in the Russell Midcap Value Index.

BOND INVESTMENTS

The bond portion of the Fund's portfolio invests in U.S. government securities and investment-grade bonds issued by U.S. corporations. Investments are selected based on credit quality and duration. The Fund maintains an intermediate-term duration, which ranges from three to five years, and has a laddered maturity schedule. For the 12 months ended October 31, 2003, the Fund's bond investments performed roughly in line with their benchmark index.

LOOKING AHEAD

We will continue to utilize the Fund's proprietary quantitative methodologies to select mid-capitalization stocks of companies that our model indicates are relatively undervalued and have strong operating characteristics. We will maintain our allocation to high-quality bonds with a duration appropriate to the Fund's objective.

Whatever the markets or the economy may bring, the Fund will continue to seek high total return.

WESLEY G. MCCAIN
JOAN M. SABELLA
Portfolio Managers
New York Life Investment Management LLC

MAINSTAY BALANCED FUND

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CONTACT 1-800-MAINSTAY (1-800-624-6782) OR VISIT WWW.MAINSTAYFUNDS.COM.

                                                                SIX         ONE         FIVE        TEN
BENCHMARKS                                                     MONTHS       YEAR       YEARS       YEARS
BALANCED COMPOSITE INDEX(1)                                     5.38%      20.93%       7.57%      11.00%
MERRILL LYNCH CORPORATE AND GOVERNMENT 1-10 YEARS BOND
  INDEX(2)                                                      1.07        2.03        6.59        6.92
RUSSELL MIDCAP INDEX(3)                                         7.25       35.45        6.09       12.58
S&P 500(R)INDEX(4)                                              6.27       22.88       -2.26       11.36
LIPPER BALANCED FUNDS INDEX(5)                                  4.74       16.18        2.01        8.61
AVERAGE LIPPER BALANCED FUND(6)                                 4.13       15.15        1.44        8.32

 CLASS A SHARES
--------------------------------------------------------------------------------

                          SIX      ONE      FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS    YEARS
---------------------------------------------------------
With sales charges       -2.09%   12.94%    5.09%   9.27%
Excluding sales charges   3.61    19.52      6.28   9.89

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                            $ 945             $1000             $1000             $1000             $1000
                                    1014              1096              1066              1123              1175
                                    1187              1310              1150              1469              1530
                                    1336              1484              1224              1630              1914
                                    1743              1891              1334              2298              2700
                                    1789              1972              1419              2434              3289
                                    1653              1936              1442              2824              3622
                                    1925              2260              1615              2832              3152
                                    2102              2447              1731              2812              2754
                                    2030              2348              1914              2414              2388
4/30/04                             2426              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                            $1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS B SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        -1.71%   13.68%   5.17%   9.08%
Excluding sales charges    3.29    18.68    5.50    9.08

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                            $1000             $1000             $1000             $1000             $1000
                                    1065              1096              1066              1123              1175
                                    1237              1310              1150              1469              1530
                                    1383              1484              1224              1630              1914
                                    1791              1891              1334              2298              2700
                                    1826              1972              1419              2434              3289
                                    1673              1936              1442              2824              3622
                                    1934              2260              1615              2832              3152
                                    2097              2447              1731              2812              2754
                                    2010              2348              1914              2414              2388
4/30/04                             2386              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                            $1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS C SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        2.26%    17.70%   5.50%   9.09%
Excluding sales charges    3.26    18.70    5.50    9.09

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                            $1000             $1000             $1000             $1000             $1000
                                    1065              1096              1066              1123              1175
                                    1237              1310              1150              1469              1530
                                    1383              1484              1224              1630              1914
                                    1791              1891              1334              2298              2700
                                    1826              1972              1419              2434              3289
                                    1674              1936              1442              2824              3622
                                    1935              2260              1615              2832              3152
                                    2098              2447              1731              2812              2754
                                    2011              2348              1914              2414              2388
4/30/04                             2387              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                            $1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

THE DISCLOSURE AND FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

 184   MainStay Balanced Fund

 CLASS I SHARES
--------------------------------------------------------------------------------

                          SIX      ONE     FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        N/A      N/A      N/A     N/A
Excluding sales charges  3.75%    19.82%   6.54%   10.16%

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                            $1000             $1000             $1000             $1000             $1000
                                    1076              1096              1066              1123              1175
                                    1262              1310              1150              1469              1530
                                    1425              1484              1224              1630              1914
                                    1863              1891              1334              2298              2700
                                    1917              1972              1419              2434              3289
                                    1775              1936              1442              2824              3622
                                    2072              2260              1615              2832              3152
                                    2269              2447              1731              2812              2754
                                    2196              2348              1914              2414              2388
4/30/04                             2632              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                            $1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS R1 SHARES
--------------------------------------------------------------------------------

                          SIX      ONE     FIVE     TEN
TOTAL RETURNS            MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges        N/A      N/A      N/A     N/A
Excluding sales charges  3.67%    19.66%   6.43%   10.04%

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                            $1000             $1000             $1000             $1000             $1000
                                    1075              1096              1066              1123              1175
                                    1260              1310              1150              1469              1530
                                    1420              1484              1224              1630              1914
                                    1856              1891              1334              2298              2700
                                    1908              1972              1419              2434              3289
                                    1764              1936              1442              2824              3622
                                    2058              2260              1615              2832              3152
                                    2251              2447              1731              2812              2754
                                    2177              2348              1914              2414              2388
4/30/04                             2604              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                            $1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

 CLASS R2 SHARES
--------------------------------------------------------------------------------

                           SIX      ONE     FIVE     TEN
TOTAL RETURNS             MONTHS    YEAR    YEARS   YEARS
---------------------------------------------------------
With sales charges         N/A      N/A      N/A     N/A
Excluding sales charges   3.58%    19.42%   6.18%   9.78%

                                              (in thousands, with sales charges)

                                                    BALANCED          ML CORP &
                                  MAINSTAY          COMPOSITE       GOV'T 1-10 YR        RUSSELL
                                BALANCED FUND         INDEX          BOND INDEX       MIDCAP INDEX      S&P 500 INDEX
                                -------------       ---------       -------------     ------------      -------------
4/30/94                            $1000             $1000             $1000             $1000             $1000
                                    1072              1096              1066              1123              1175
                                    1254              1310              1150              1469              1530
                                    1410              1484              1224              1630              1914
                                    1838              1891              1334              2298              2700
                                    1884              1972              1419              2434              3289
                                    1739              1936              1442              2824              3622
                                    2023              2260              1615              2832              3152
                                    2207              2447              1731              2812              2754
                                    2129              2348              1914              2414              2388
4/30/04                             2543              2840              1953              3270              2934

                                   AVERAGE
                                   LIPPER
                                BALANCED FUND
                                -------------
4/30/94                            $1000
                                    1089
                                    1296
                                    1473
                                    1861
                                    2068
                                    2171
                                    2176
                                    2089
                                    1966
4/30/04                             2284

      -- MainStay Balanced   -- S&P 500 Index        -- Russell Midcap
         Fund                                           Index
                                                     -- Lipper Balanced
      -- ML Corp & Gov't     -- Balanced Composite      Fund Index
         1-10 Yr Bond Index     Index

Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect change in share price, reinvestment of dividend and capital-gain distributions, and maximum applicable sales charges explained in this paragraph. The graphs assume an initial investment of $1,000 and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares are sold with a maximum initial sales charge of 5.5% and an annual 12b-1 fee of .25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge (CDSC) of up to 5% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of ..25%. Class R1 and R2 shares are available only through corporate-sponsored retirement programs, which include certain minimum program requirements. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. The fee waivers and/or expense limitations are voluntary and may be discontinued at any time. Performance for Class A, B, R1, and R2 shares, first offered 1/2/04, includes the historical performance of Class I shares from inception (5/1/89) through 12/31/03 adjusted to reflect the applicable sales charge (or CDSC) and fees and expenses for such shares. Prior to 1/1/04, the Fund offered Class L shares, which were subject to a 1% sales charge and a 1% CDSC on redemptions within one year of purchase. Performance for Class L shares, first offered 12/30/02, includes the historical performance of Class I shares from inception through 12/29/02 adjusted to reflect the applicable sales charge, CDSC, and fees and expenses for such shares. Effective 1/1/04, all outstanding Class L shares of the Fund were converted to and/or redesignated Class C shares.

THE DISCLOSURE AND FOOTNOTES ON THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

1. The Fund's Balanced Composite Index is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index or a composite.
2. The Merrill Lynch Corporate & Government 1-10 Years Bond Index is a market-capitalization-weighted index including U.S. government and fixed-coupon domestic investment-grade corporate bonds. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
3. The Russell Midcap(R) Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which, in turn, is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
4. "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume reinvestment of all income and capital gains. An investment cannot be made directly into an index.
5. The Lipper Balanced Funds Index tracks the performance of the 30 largest balanced funds, with adjustments for the reinvestment of capital gain and income distribution. An investment cannot be made directly into an index.
6. Lipper Inc. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

THE DISCLOSURE AND FOOTNOTES ON THE PRECEDING PAGE ARE AN INTEGRAL PART OF THESE GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.

                                    EXHIBIT D

   Similarities and Differences in the Organization of The MainStay Funds and
                                 Eclipse Funds

                                                   THE MAINSTAY FUNDS                        ECLIPSE FUNDS
----------------------------------------------------------------------------------------------------------------------
Quorum of Shareholders                     Majority of shares entitled to vote    Majority of shares entitled to vote,
                                                                                     but any lesser number shall be
                                                                                       sufficient for adjournments

Can the Fund issue an unlimited number                     Yes                                    Yes
of shares?

Do the Trustees have the power to          Yes, but only: (i) if the Trustees      Yes, so long as the amendment does
materially amend the Declaration of         deem it necessary to conform the       not adversely affect the rights of
Trust without shareholder approval?        Declaration of Trust to applicable      any shareholder and so long as such
                                            federal laws or regulations; and      amendment is not in contravention of
                                              (ii) it the Trustees deem it                   applicable law.
                                          necessary or desirable to change the
                                             name of the Trust or to make an
                                           other changes in the Declaration of
                                              Trust which do not materially
                                             adversely affect the rights of
                                                      shareholders.

Do the Trustees have the power to            Yes, unless applicable law, the      Yes, unless the Declaration of Trust
materially amend the Bylaws without        Declaration of Trust, or the Bylaws        or Bylaws require action by
shareholder approval?                       requires a vote of shareholders.      shareholders; provided that notice
                                                                                     of the amendment is given to
                                                                                  shareholders no later than the time
                                                                                  of giving notice to shareholders of
                                                                                     the next shareholder meeting.

Is the termination of the The MainStay                    Yes.                                    No.
Funds or the Eclipse Funds (as opposed
to the series thereof) possible without
shareholder approval?

May the Trustees act without a meeting?                   Yes.                                   Yes.

Trustee liability other than what the                     No.                                     No.
federal securities laws already
prescribe?

Shareholder liability?                                     No.                                    No.

Vote required for a reorganization?             Approval of a majority of              Approval of a majority of
                                             outstanding voting securities.         outstanding voting securities.

                                     PART B

                                  ECLIPSE FUNDS

                             MAINSTAY BALANCED FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 3, 2004

Acquisition of the Assets and Liabilities of    By and in Exchange for Shares of
MainStay Strategic Value Fund                   MainStay Balanced Fund
("Strategic Value Fund")                        ("Balanced Fund")
(a series of The MainStay Funds)                (a series of Eclipse Funds)
51 Madison Avenue                               51 Madison Avenue
New York, New York 10010                        New York, New York 10010

      This Statement of Additional Information is available to the shareholders of the Strategic Value Fund in connection with a proposed transaction whereby all of the assets and liabilities of the Strategic Value Fund will be transferred to the Balanced Fund in exchange for shares of the Balanced Fund.

      This Statement of Additional Information of the Balanced Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

      1. The Statement of Additional Information for the Strategic Value Fund dated March 1, 2004 (Accession Number 0000950123-04-002508);

      1. The Statement of Additional Information for the Balanced Fund dated March 1, 2004 (Accession Number 0000950123-04-002459);

      2. The Financial Statements of the Strategic Value Fund as included in the Fund's Annual Report filed for the period ended October 31, 2003 (Accession Number 0000950123-04-000156);

      2. The Financial Statements of the Balanced Fund as included in the Fund's Annual Report filed for the year ended October 31, 2003 (Accession Number 0000950123-04-000152);

      3. The Financial Statements of the Strategic Value Fund as included in the Fund's Semi-Annual Report filed for the period ended April 30, 2004 (Accession Number 0000950123-04-008049); and

      3. The Financial Statements of the Balanced Fund as included in the Fund's Semi-Annual Report filed for the period ended April 30, 2004 (Accession Number 0000950123-04-008021).

      This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated December 3, 2004, relating to the reorganization of the Strategic Value Fund may be obtained, without charge, by contacting NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 1-800-MAINSTAY (1-800-624-6782). This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

      Shown below are the financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the reorganization is consummated, as of April 30, 2004. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. These tables are followed by the Notes to the Pro Forma Financial Statements.

                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 April 30, 2004



                           BALANCED
                             FUND                                                                                    BALANCED
                           PRO FORMA                                                                                   FUND
   STRATEGIC               PRINCIPAL                                                                                 PRO FORMA
    VALUE      BALANCED     AMOUNT                                                                                     VALUE
   PRINCIPAL  PRINCIPAL     AFTER                                                          STRATEGIC    BALANCED       AFTER
     AMOUNT    AMOUNT   REORGANIZATION                                                       VALUE       VALUE     REORGANIZATION
  ----------  --------  --------------                                                      --------    --------   --------------
                                    ASSET-BACKED SECURITIES (0.1%)
                                    AIRLINES (0.0%) (b)
                                    Northwest Airlines, Inc.
                                      Pass-Through Certificates
                                      Series 1996-1
$   32,154    $    -   $ 32,154       8.97%, due 1/2/15                               $   23,833  $        -  $   23,833
                                                                                      ----------  ----------  ----------
                                    MEDIA (0.0%) (b)
                                    United Artists Theatres Circuit, Inc.
                                      Pass-Through Certificates
                                      Series 1995-A
    10,966         -     10,966       9.30%, due 7/1/15 (d)                               11,185           -      11,185
                                                                                      ----------  ----------  ----------
                                    MULTILINE RETAIL (0.0%) (b)
                                    Kmart Corp.
                                      Pass-Through Certificates
                                      Series 1995-K3
    24,589         -     24,589       8.54%, due 1/2/15 (e)(f)                            12,049           -      12,049
                                                                                      ----------  ----------  ----------
                                    MULTI-UTILITIES & UNREGULATED POWER (0.1%)
                                    AES Eastern Energy L.P.
                                      Pass-Through Certificates
                                      Series 1999-A
   124,858         -    124,858       9.00%, due 1/2/17                                  139,841           -     139,841
                                    Tiverton/Rumford Power Associates Ltd., L.P.
                                      Pass-Through Certificates
    63,000         -     63,000       9.00%, due 7/15/18 (c)                              52,290           -      52,290
                                                                                      ----------  ----------  ----------
                                      (Cost $230,856)                                    192,131           -     192,131
                                                                                      ----------  ----------  ----------
                                    Total Asset-Backed Securities                         239,98           -     239,198
                                                                                      ----------  ----------  ----------

                                    CONVERTIBLE SECURITIES (1.9%)
                                    CONVERTIBLE BONDS (1.2%)

                                    AIRLINES (0.0%) (b)
                                    Delta Air Lines, Inc.
    20,000         -     20,000       8.00%, due 6/3/23                                   12,275           -      12,275
                                                                                      ----------  ----------  ----------
                                    BIOTECHNOLOGY (0.0%) (b)
                                    Vertex Pharmaceuticals, Inc.
    25,000         -     25,000       5.00%, due 9/19/07                                  23,656           -      23,656
                                                                                      ----------  ----------  ----------
                                    CAPITAL MARKETS (0.0%) (b)
                                    Credit Suisse First Boston, Inc.
   145,000         -    145,000       0.50%, due 3/21/11                                 138,837           -     138,837
                                                                                      ----------  ----------  ----------
                                    COMMERCIAL BANKS (0.1%)
                                    Wells Fargo & Co.
   220,000         -    220,000       0.881%, due 5/1/33 (g)                             219,450           -     219,450
                                                                                      ----------  ----------  ----------
                                    COMMERCIAL SERVICES & SUPPLIES (0.0%) (b)
                                    Cendant Corp.
    45,000         -     45,000       3.875%, due 11/27/11                                48,881           -      48,881
                                                                                      ----------  ----------  ----------
                                    COMMUNICATIONS EQUIPMENT (0.0%) (b)
                                    CIENA Corp.
    42,000         -     42,000       3.75%, due 2/1/08                                   39,008           -      39,008
                                    Nortel Networks Corp.
    90,000         -     90,000       4.25%, due 9/1/08                                   84,825           -      84,825
                                    Riverstone Networks, Inc.
    40,000         -     40,000       3.75%, due 12/1/06 (c)(e)                           36,800           -      36,800
                                                                                      ----------  ----------  ----------
                                                                                         160,633           -     160,633
                                                                                      ----------  ----------  ----------
                                    CONSUMER FINANCE (0.0%) (b)
                                    Providian Financial Corp.
    45,000         -     45,000       3.25%, due 8/15/05                                  44,381           -      44,381
                                                                                      ----------  ----------  ----------
                                    DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%) (b)
                                    At Home Corp.
   177,810         -    177,810       4.75%, due 12/15/06 (e)(f)                          25,782           -      25,782
                                    Premiere Technologies, Inc.
     6,000         -      6,000       5.75%, due 7/1/04                                    6,023           -       6,023
                                                                                      ----------  ----------  ----------
                                                                                          31,805           -      31,805
                                                                                      ----------  ----------  ----------
                                    ENERGY EQUIPMENT & SERVICES (0.2%)
                                    BJ Services Co.
   315,000         -    315,000       0.3954%, due 4/24/22                               267,750           -     267,750
                                    Halliburton Co.
   155,000         -    155,000       3.125%, due 7/15/23                                169,531           -     169,531
                                    Pride International, Inc.
    88,700         -     88,700       2.50%, due 3/1/07                                  102,448           -     102,448
                                                                                      ----------  ----------  ----------
                                                                                         539,729           -     539,729
                                                                                      ----------  ----------  ----------
                                    FOOD & STAPLES RETAILING (0.1%)
                                    Whole Foods Market, Inc.
   215,000         -    215,000       (zero coupon), due 3/2/18                          184,631           -     184,631
                                                                                      ----------  ----------  ----------
                                    HEALTH CARE EQUIPMENT & SUPPLIES (0.0%) (b)
                                    ALZA Corp.
    30,000         -     30,000       (zero coupon), due 7/28/20                          22,725           -      22,725
                                                                                      ----------  ----------  ----------

                                   HEALTH CARE PROVIDERS & SERVICES (0.1%)
                                   Health Management Associates, Inc.
    25,000          -     25,000     1.50%, due 8/1/23                                   27,375           -      27,375
                                   Laboratory Corp. of America Holdings
    45,000          -     45,000     (zero coupon), due 9/11/21                          33,131           -      33,131
                                   Lincare Holdings, Inc.
    40,000          -     40,000     3.00%, due 6/15/33                                  40,700           -      40,700
                                   Province Healthcare Co.
    35,000          -     35,000     4.25%, due 10/10/08                                 35,394           -      35,394
                                   Quest Diagnostics, Inc.
    50,000          -     50,000     1.75%, due 11/30/21                                 53,563           -      53,563
                                                                                       --------   ---------   ---------
                                                                                        190,163           -     190,163
                                                                                       --------   ---------   ---------
                                   HOTELS, RESTAURANTS & LEISURE (0.0%)(b)
                                   International Game Technology
   200,000          -    200,000     (zero coupon), due 1/29/33                         169,000           -     169,000
                                                                                       --------   ---------   ---------
                                   INDUSTRIAL CONGLOMERATES (0.1%)
                                   Tyco International Group S.A.
                                     Series A
   135,000          -    135,000     2.75%, due 1/15/18                                 177,356           -     177,356
                                                                                       --------   ---------   ---------
                                   INSURANCE (0.2%)
                                   American International Group, Inc.
   250,000          -    250,000     0.50%, due 5/15/07                                 242,812           -     242,812
                                   Loews Corp.
    10,000          -     10,000     3.125%, due 9/15/07                                  9,688           -       9,688
                                   XL Capital Ltd.
   450,000          -    450,000     (zero coupon), due 5/23/21                         291,375           -     291,375
                                                                                       --------   ---------   ---------
                                                                                        543,875           -     543,875
                                                                                       --------   ---------   ---------
                                   INTERNET SOFTWARE & SERVICES (0.0%) (b)
                                   CNET Networks, Inc.
    70,000          -     70,000     5.00%, due 3/1/06                                   71,138           -      71,138
                                                                                       --------   ---------   ---------
                                   IT SERVICES (0.0%) (b)
                                   Electronic Data Systems Corp.
    20,000          -     20,000     3.875%, due 7/15/23                                 18,875           -      18,875
                                                                                       --------   ---------   ---------
                                   MEDIA (0.1%)
                                   Adelphia Communications Corp.
    10,000          -     10,000     6.00%, due 2/15/06 (e)                               5,700           -       5,700
                                   Liberty Media Corp.
    80,000          -     80,000     0.75%, due 3/30/23                                  90,000           -      90,000
                                   Walt Disney Co. (The)
   135,000          -    135,000     2.125%, due 4/15/23                                142,088           -     142,088
                                                                                       --------   ---------   ---------
                                                                                        237,788           -     237,788
                                                                                       --------   ---------   ---------
                                   MULTI-UTILITIES & UNREGULATED POWER (0.0%) (b)
                                   Calpine Corp.
    58,000          -     58,000     4.75%, due 11/15/23 (c)                             54,013           -      54,013
                                                                                       --------   ---------   ---------
                                   PAPER & FOREST PRODUCTS (0.1%)
                                   International Paper Co.
   500,000          -    500,000     (zero coupon), due 6/20/21                         276,250           -     276,250
                                                                                       --------   ---------   ---------
                                   PHARMACEUTICALS (0.1%)
                                   Teva Pharmaceutical Finance N.V.
   105,000          -    105,000     0.75%, due 8/15/21                                 151,463           -     151,463
                                   Valeant Pharmaceuticals International
    45,000          -     45,000     6.50%, due 7/15/08                                  47,531           -      47,531
                                                                                       --------   ---------   ---------
                                                                                        198,994           -     198,994
                                                                                       --------   ---------   ---------
                                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
                                   Atmel Corp.
    90,000          -     90,000     (zero coupon), due 5/23/21                          39,825           -      39,825
                                   Cymer, Inc.
    24,000          -     24,000     3.50%, due 2/15/09                                  24,270           -      24,270
                    -              Cypress Semiconductor Corp.                                            -
    20,000                20,000     1.25%, due 6/15/08                                  23,650                  23,650
                    -              Fairchild Semiconductor International, Inc.                            -
    90,000          -     90,000     5.00%, due 11/1/08                                  92,813           -      92,813
                                   LSI Logic Corp.
   130,000          -    130,000     4.00%, due 11/1/06                                 129,025           -     129,025
                                                                                       --------   ---------   ---------
                                                                                        309,583           -     309,583
                                                                                       --------   ---------   ---------
                                   SPECIALTY RETAIL (0.0%) (b)
                                   Gap, Inc. (The)
    25,000          -     25,000     5.75%, due 3/15/09                                  36,156           -      36,156
                                                                                       --------   ---------   ---------
                                   Total Convertible Bonds
                                     (Cost $3,657,634)                                 3,710,194          -   3,710,194
                                                                                       --------   ---------   ---------

                                   CONVERTIBLE PREFERRED STOCKS (0.7%)

   SHARES       SHARES     SHARES
                                   AEROSPACE & DEFENSE (0.1%)
                                   Northrop Grumman Corp.
     1,600          -      1,600     7.25% (h)                                          167,408           -     167,408
                                                                                       --------   ---------   ---------
                                   AUTOMOBILES (0.1%)
                                   Ford Motor Co. Capital Trust II
     2,000          -      2,000     6.50%                                              112,860           -     112,860
                                   General Motors Corp.
     5,100          -      5,100     6.25%, Series C                                    155,448           -     155,448
                                                                                       --------   ---------   ---------
                                                                                        268,308           -     268,308
                                                                                       --------   ---------   ---------
                                   CAPITAL MARKETS (0.0%) (b)
                                   State Street Corp.
       300          -        300     6.75%                                               70,125           -      70,125
                                                                                       --------   ---------   ---------

                                   COMMERCIAL SERVICES & SUPPLIES (0.0%) (b)
                                   Cendant Corp.
     2,200          -      2,200     7.75%                                              109,560           -     109,560
                                                                                      ---------   ---------   ---------
                                   CONTAINERS & PACKAGING (0.1%)
                                   Temple-Inland, Inc.
     2,800          -      2,800     7.5%,                                              157,080           -     157,080
                                                                                      ---------   ---------   ---------
                                   DIVERSIFIED FINANCIAL SERVICES (0.0%) (b)
                                   Pacific & Atlantic (Holdings), Inc.
       207          -        207     7.50% Class A (d)(i)(j)(k)                               2           -           2
                                                                                      ---------   ---------   ---------
                                   DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%) (b)
                                   CenturyTel, Inc.
     6,000          -      6,000     6.875%,                                            147,780           -     147,780
                                                                                      ---------   ---------   ---------
                                   ELECTRIC UTILITIES (0.0%) (b)
                                   PPL Capital Funding Trust I
     4,500          -      4,500     7.75% (l)                                           94,860           -      94,860
                                                                                      ---------   ---------   ---------
                                   INSURANCE (0.2%)
                                   Hartford Financial Services Group, Inc. (The)
     2,900          -      2,900     7.00%                                              176,871           -     176,871
                                   Prudential Financial, Inc.
     3,400          -      3,400     6.75%                                              229,602           -     229,602
                                   Travelers Property Casualty Corp.
     6,800          -      6,800   4.50%                                                167,484           -     167,484
                                                                                      ---------   ---------   ---------
                                                                                        573,957           -     573,957
                                                                                      ---------   ---------   ---------
                                   MACHINERY (0.0%) (b)
                                   Cummins Capital Trust I
     1,900          -      1,900     7.00%                                              136,087           -     136,087
                                                                                      ---------   ---------   ---------
                                   PAPER & FOREST PRODUCTS (0.1%)
                                   International Paper Capital Trust
     3,800          -      3,800     5.25%                                              193,325           -     193,325
                                                                                      ---------   ---------   ---------
                                   THRIFTS & MORTGAGE FINANCE (0.1%)
                                   PMI Group, Inc. (The)
     6,400          -      6,400   5.875%                                               177,728           -     177,728
                                                                                      ---------   ---------   ---------
                                   WIRELESS TELECOMMUNICATION SERVICES (0.0%) (b)
                                   NEON Communications, Inc.
       438          -        438     12.00% (d)(i)(k)                                     4,928           -       4,928
                                                                                      ---------   ---------   ---------
                                   Total Convertible Preferred Stocks
                                     (Cost $1,936,352)                                2,101,148           -   2,101,148
                                                                                      ---------   ---------   ---------
                                   Total Convertible Securities
                                     (Cost $5,593,986)                                5,811,342           -   5,811,342

                                                                                      ---------   ---------   ---------
PRINCIPAL   PRINCIPAL   PRINCIPAL
 AMOUNT      AMOUNT      AMOUNT
---------   ---------   ---------
                                   CORPORATE BONDS (30.1%)

                                   AEROSPACE & DEFENSE (1.9%)
                                   BE Aerospace, Inc.
                                     Series B
$   10,000   $      -  $  10,000     8.00%, due 3/1/08                                    9,550           -       9,550
                                     Series B
    50,000          -     50,000     8.875%, due 5/1/11                                  48,250           -      48,250
                                   General Dynamics Corp.
         -  1,000,000  1,000,000    4.50%, due 8/15/10                                        -     999,556     999,556
                                   Honeywell, Inc.
         -  1,272,000  1,272,000    7.00%, due 3/15/07                                        -   1,402,309   1,402,309
         -    150,000    150,000    7.125%, due 4/15/08                                       -     167,180     167,180
                                   Rockwell International Corp.
         -    200,000    200,000      6.625%, due 6/1/05                                      -     208,897     208,897
                                   Sequa Corp.
                                     Series B
    50,000          -     50,000     8.875%, due 4/1/08                                  54,500           -      54,500
                                   United Technology Corp.
         -  2,550,000  2,550,000     6.50%, due 6/1/09                                        -   2,819,545   2,819,545
                                                                                      ---------   ---------   ---------
                                                                                        112,300   5,597,487   5,709,787
                                                                                      ---------   ---------   ---------
                                   AIRLINES (0.1%)
                                   American Airlines, Inc.
    45,000          -     45,000     8.608%, due 4/1/11                                  42,353           -      42,353
                                   Delta Air Lines, Inc.
     5,000          -      5,000     7.70%, due 12/15/05                                  3,850           -       3,850
   134,000          -    134,000     8.30%, due 12/15/29                                 64,320           -      64,320
    20,000          -     20,000     10.00%, due 8/15/08 (c)                             12,000           -      12,000
    20,000          -     20,000     10.375%, due 12/15/22                               11,100           -      11,100
                                   Northwest Airlines, Inc.
    10,000          -     10,000     8.875%, due 6/1/06                                   8,600           -       8,600
    45,000          -     45,000     9.875%, due 3/15/07                                 37,575           -      37,575
    55,000          -     55,000     10.00%, due 2/1/09                                  43,175           -      43,175
                                                                                      ---------   ---------   ---------
                                                                                        222,973           -     222,973
                                                                                      ---------   ---------   ---------
                                   AUTO COMPONENTS (0.1%)
                                   Dana Corp.
    25,000          -     25,000     7.00%, due 3/1/29                                   24,000           -      24,000
                                   Goodyear Tire & Rubber Co. (The)
    30,000          -     30,000     8.50%, due 3/15/07                                  28,950           -      28,950
                                     2nd Lein Note
   115,000          -    115,000     11.00%, due 3/1/11 (k)                             125,925           -     125,925
                                   Tenneco Automotive, Inc.
                                     Series B
    20,000          -     20,000     10.25%, due 7/15/13                                 23,050           -      23,050
                                                                                      ---------   ---------   ---------
                                                                                        201,925           -     201,925
                                                                                      ---------   ---------   ---------
                                   BEVERAGES (1.7%)

                                   Anheuser-Busch Cos., Inc.
         -  1,030,000  1,030,000      5.375%, due 9/15/08                                     -   1,084,845   1,084,845
         -    520,000    520,000      5.65%, due 9/15/08                                      -     552,286     552,286
         -    750,000    750,000      5.75%, due 4/1/10                                       -     799,655     799,655
                                   Coca-Cola Co. (The)
         -    500,000    500,000      4.00%, due 6/1/05                                       -     510,252     510,252
                                   Coca-Cola Enterprises, Inc.
         -    100,000    100,000      6.625%, due 8/1/04                                      -     101,203     101,203
                                   PepsiCo, Inc.
         -  2,000,000  2,000,000      5.75%, due 1/15/08                                      -   2,163,182   2,163,182
                                                                                       --------   ---------   ---------
                                                                                              -   5,211,423   5,211,423
                                                                                       --------   ---------   ---------
                                   BUILDING PRODUCTS (0.0%) (b)
                                   Dayton Superior Corp.
    35,000          -     35,000     10.75%, due 9/15/08                                 35,000           -      35,000
                                   ERICO International Corp.
    10,000          -     10,000     8.875%, due 3/1/12 (c)                              10,350           -      10,350
                                   Interline Brands, Inc.
    40,000          -     40,000     11.50%, due 5/15/11                                 43,200           -      43,200
                                   MMI Products, Inc.
                                     Series B
     5,000          -      5,000     11.25%, due 4/15/07                                  4,500           -       4,500
                                                                                       --------   ---------   ---------
                                                                                         93,050           -      93,050
                                                                                       --------   ---------   ---------
                                   CAPITAL MARKETS (2.3%)
                                   Bear Stearns Cos., Inc. (The)
         -  1,250,000  1,250,000    4.00%, due 1/31/08                                        -   1,260,441   1,260,441
                                   Goldman Sachs Group, Inc. (The)
         -  1,000,000  1,000,000     5.70%, due 9/1/12                                        -   1,031,009   1,031,009
                                   J.P. Morgan & Co., Inc.
         -    300,000    300,000      6.25%, due 2/15/11                                      -     324,161     324,161
                                   J.P. Morgan Chase & Co.
         -    500,000    500,000      5.35%, due 3/1/07                                       -     528,762     528,762
                                   LaBranche & Co., Inc.
    60,000          -     60,000     12.00%, due 3/2/07                                  72,000           -      72,000
                                   Lehman Brothers Holdings, Inc.
         -    573,000    573,000      6.625%, due 2/5/06                                      -     612,086     612,086
                                   Lehman Brothers, Inc.
         -    350,000    350,000      7.625%, due 6/1/06                                      -     385,381     385,381
                                   Merrill Lynch & Co., Inc.
                                     Series CPI
         -    500,000    500,000     3.086%, due 3/2/09 (g)                                   -     492,890     492,890
                                   Merrill Lynch & Co., Inc.
         -    500,000    500,000      6.00%, due 2/17/09                                      -     538,638     538,638
         -    700,000    700,000      7.00%, due 1/15/07                                      -     762,294     762,294
                                   Morgan Stanley
         -  1,000,000  1,000,000    5.80%, due 4/1/07                                         -   1,068,164   1,068,164
                                                                                       --------   ---------   ---------
                                                                                         72,000   7,003,826   7,075,826
                                                                                       --------   ---------   ---------
                                   CHEMICALS (0.4%)
                                   E.I. Du Pont de Nemours & Co.
         -    921,000    921,000      3.375%, due 11/15/07                                    -     922,269     922,269
                                   Equistar Chemicals L.P.
    60,000          -     60,000     10.625%, due 5/1/11                                 67,200           -      67,200
                                   FMC Corp.
    45,000          -     45,000     10.25%, due 11/1/09                                 53,100           -      53,100
                                   General Chemical Industrial Products, Inc.
    26,000          -     26,000     10.625%, due 5/1/09 (e)                              6,500           -       6,500
                                   Lyondell Chemical Co.
    55,000          -     55,000     10.50%, due 6/1/13                                  60,225           -      60,225
                                   Millennium America, Inc.
    20,000          -     20,000     7.00%, due 11/15/06                                 20,650           -      20,650
    34,000          -     34,000     7.625%, due 11/15/26                                30,600           -      30,600
                                   Sovereign Specialty Chemicals, Inc.
    47,000          -     47,000     11.875%, due 3/15/10                                48,410           -      48,410
                                   Terra Capital, Inc.
    73,000          -     73,000     12.875%, due 10/15/08                               87,965           -      87,965
                                                                                       --------   ---------   ---------
                                                                                        374,650     922,269   1,296,919
                                                                                       --------   ---------   ---------
                                   COMMERCIAL BANKS (2.5%)
                                   BankAmerica Corp.
         -  1,900,000  1,900,000    7.125%, due 3/1/09                                        -   2,138,805   2,138,805
                                   First Bank National Assocation
         -    500,000    500,000      5.70%, due 12/15/08                                     -     534,629     534,629
                                   Mellon Bank NA
         -  1,500,000  1,500,000     7.625%, due 9/15/07                                      -   1,711,068   1,711,068
                                   U.S. Bancorp
         -    500,000    500,000      3.125%, due 3/15/08                                     -     490,315     490,315
                                   Wachovia Corp.
         -    500,000    500,000      4.95%, due 11/1/06                                      -     523,301     523,301
         -  1,500,000  1,500,000      6.375%, due 1/15/09                                     -   1,639,982   1,639,982
                                   Wells Fargo & Co.
         -    500,000    500,000       3.50%, due 4/4/08                                      -     496,166     496,166
                                                                                       --------   ---------   ---------
                                                                                              -   7,534,266   7,534,266
                                                                                       --------   ---------   ---------
                                   COMMERCIAL SERVICES & SUPPLIES (0.5%)
                                   American Color Graphics, Inc.
    20,000          -     20,000     10.00%, due 6/15/10                                 17,200           -      17,200
                                   MemberWorks, Inc.
    60,000          -     60,000     9.25%, due 4/1/14 (c)                               59,850           -      59,850
                                   Phoenix Color Corp.
    65,000          -     65,000     10.375%, due 2/1/09                                 59,150           -      59,150
                                   Pitney Bowes, Inc.
         -  1,295,000  1,295,000    5.875%, due 5/1/06                                        -   1,374,854   1,374,854
                                   Protection One Alarm Monitoring, Inc.
    50,000          -     50,000     7.375%, due 8/15/05 (e)                             47,000           -      47,000
                                                                                       --------   ---------   ---------
                                                                                        183,200   1,374,854   1,558,054
                                                                                       --------   ---------   ---------
                                   COMMUNICATIONS EQUIPMENT (0.1%)
                                   Avaya, Inc.
    50,000          -     50,000     11.125%, due 4/1/09                                 59,000           -      59,000
                                   Lucent Technologies, Inc.

    15,000          -     15,000     5.50%, due 11/15/08                                 14,250           -      14,250
   144,000          -    144,000     6.45%, due 3/15/29                                 114,120           -     114,120
    29,000          -     29,000     7.25%, due 7/15/06                                  30,124           -      30,124
                                                                                       --------   ---------   ---------
                                                                                        217,494           -     217,494
                                                                                       --------   ---------   ---------
                                   COMPUTERS & PERIPHERALS (1.0%)
                                   Hewlett-Packard Co.
         -    750,000    750,000      5.75%, due 12/15/06                                     -     799,887     799,887
                                   International Business
                                      Machines Corp.
         -    500,000    500,000      4.875%, due 10/1/06                                     -     524,078     524,078
         -  1,096,000  1,096,000      5.375%, due 2/1/09                                      -   1,161,369   1,161,369
         -    535,000    535,000      5.50%, due 1/15/09                                      -     568,402     568,402
                                                                                       --------   ---------   ---------
                                                                                              -   3,053,736   3,053,736
                                                                                       --------   ---------   ---------
                                   CONSTRUCTION & ENGINEERING (0.1%)
                                   AMSTED Industries, Inc.
    50,000          -     50,000     10.25%, due 10/15/11 (c)                            56,500           -      56,500
                                   J. Ray McDermott, S.A.
    50,000          -     50,000     11.00%, due 12/15/13 (c)                            47,500           -      47,500
                                   Shaw Group, Inc. (The)
    65,000          -     65,000     10.75%, due 3/15/10                                 66,950           -      66,950
                                   URS Corp.
    60,000          -     60,000     11.50%, due 9/15/09                                 67,800           -      67,800
                                                                                       --------   ---------   ---------
                                                                                        238,750           -     238,750
                                                                                       --------   ---------   ---------
                                   CONSUMER FINANCE (2.6%)
                                   American Express Credit Corp.
         -  1,000,000  1,000,000     3.00%, due 5/16/08                                       -     971,983     971,983
                                   Caterpillar Financial Services Corp.
         -    830,000    830,000     4.875%, due 6/15/07                                      -     870,220     870,220
                                   Household Finance Corp.
         -    500,000    500,000      5.875%, due 2/1/09                                      -     535,278     535,278
         -    500,000    500,000     6.375%, due 8/1/10                                       -     544,335     544,335
                                   John Deere Capital Corp.
         -    500,000    500,000      3.125%, due 12/15/05                                    -     506,768     506,768
         -    250,000    250,000      3.90%, due 1/5/08                                       -     251,139     251,139
         -    500,000    500,000      4.50%, due 8/22/07                                      -     515,989     515,989
                                   SLM Corp.
         -    500,000    500,000      3.625%, due 3/17/08                                     -     497,485     497,485
         -    500,000    500,000      4.00%, due 1/15/09                                      -     496,782     496,782
         -  1,000,000  1,000,000      4.046%, due 1/31/14 (g)                                 -     986,370     986,370
                                   Toyota Motor Credit Corp.
         -  1,690,000  1,690,000      5.50%, due 12/15/08                                     -   1,815,596   1,815,596
                                                                                       --------   ---------   ---------
                                                                                              -   7,991,945   7,991,945
                                                                                       --------   ---------   ---------
                                   CONTAINERS & PACKAGING (0.0%) (b)
                                   Owens-Brockway Glass Container, Inc.
    15,000          -     15,000     8.25%, due 5/15/13                                  15,488           -      15,488
                                   Owens-Illinois, Inc.
     1,000          -      1,000     7.15%, due 5/15/05                                   1,040           -       1,040
    63,000          -     63,000     7.80%, due 5/15/18                                  58,275           -      58,275
    25,000          -     25,000     8.10%, due 5/15/07                                  25,562           -      25,562
                                   Tekni-Plex, Inc.
    20,000          -     20,000     8.75%, due 11/15/13 (c)                             19,700           -      19,700
                                                                                       --------   ---------   ---------
                                   .                                                    120,065           -     120,065
                                                                                       --------   ---------   ---------
                                   DIVERSIFIED FINANCIAL SERVICES (1.6%)
                                   Boeing Capital Corp.
         -    983,000    983,000      5.75%, due 2/15/07                                      -   1,044,952   1,044,952
                                   Caithness Coso Funding Corp.
                                     Series B
    46,872          -     46,872     9.05%, due 12/15/09                                 52,028           -      52,028
                                   Calpine Construction Finance Corp.
    35,000          -     35,000     9.75%, due 8/26/11 (c)(g)                           37,100           -      37,100
                                   CIT Group, Inc.
         -    750,000    750,000      4.75%, due 12/15/10                                     -     743,399     743,399
                                   Citigroup, Inc.
         -    750,000    750,000      5.00%, due 3/6/07                                       -     786,994     786,994
                                   Dollar Financial Group, Inc.
    15,000          -     15,000     9.75%, due 11/15/11                                 16,125           -      16,125
                                   FINOVA Group, Inc. (The)
    83,000          -     83,000     7.50%, due 11/15/09                                 49,593           -      49,593
                                   Heller Financial, Inc.
         -    250,000    250,000      6.375%, due 3/15/06                                     -     269,395     269,395
                                   IPC Acquisition Corp.
    60,000          -     60,000     11.50%, due 12/15/09                                63,600           -      63,600
                                   National Beef Packing Co.
    40,000          -     40,000     10.50%, due 8/1/11 (c)                              43,000           -      43,000
                                   Pharma Services Intermediate Holding Corp.
                                     (zero coupon), due 4/1/14
    70,000          -     70,000     11.50%, beginning 4/1/09 (c)                        40,075           -      40,075
                                   Pitney Bowes Credit Corp.
         -  1,000,000  1,000,000      5.75%, due 8/15/08                                      -   1,075,250   1,075,250
                                   UCAR Finance, Inc.
    55,000          -     55,000     10.25%, due 2/15/12                                 62,837           -      62,837
                                   Wells Fargo Financial, Inc.
         -    350,000    350,000      5.45%, due 5/3/04                                       -     350,000     350,000
         -    125,000    125,000      6.85%, due 7/15/09                                      -     139,498     139,498
                                                                                       --------   ---------   ---------
                                                                                        364,358   4,409,488   4,773,846
                                                                                       --------   ---------   ---------
                                   DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
                                   Bell Atlantic West Virginia, Inc.
         -    100,000    100,000      7.00%, due 8/15/04                                      -     101,587     101,587
                                   BellSouth Telecommunications, Inc.
         -    300,000    300,000      5.875%, due 1/15/09                                     -     320,344     320,344
                                   COLO.com, Inc.
        82          -         82     13.875%, due 3/15/10 (c)(d)(e)(i)(m)                     8           -           8
                                   GTE North, Inc., Series F
         -    500,000    500,000      6.375%, due 2/15/10                                     -     539,751     539,751
                                   Mountain States Telephone & Telegraph Co.
    25,000          -     25,000     7.375%, due 5/1/30 (d)                              24,750           -      24,750

                                   New York Telephone Co.
         -  1,000,000  1,000,000      6.125%, due 1/15/10                                     -   1,050,564   1,050,564
                                   Pacific Bell
         -    500,000    500,000      6.875%, due 8/15/06                                     -     541,205     541,205
                                   Qwest Communications International, Inc.
    15,000          -     15,000     7.25%, due 2/15/11 (c)                              13,912           -      13,912
                                     Series B
    50,000          -     50,000     7.50%, due 11/1/08                                  48,000           -      48,000
    15,000          -     15,000     7.50%, due 2/15/14 (c)                              13,763           -      13,763
                                   Qwest Corp.
    15,000          -     15,000     7.25%, due 9/15/25                                  13,050           -      13,050
    55,000          -     55,000     7.50%, due 6/15/23                                  48,125           -      48,125
    30,000          -     30,000     8.875%, due 6/1/31                                  30,675           -      30,675
    50,000          -     50,000     9.125%, due 3/15/12 (c)                             53,125           -      53,125
                                   Qwest Services Corp.
    30,000          -     30,000     13.00%, due 12/15/07 (c)                            34,050           -      34,050
    83,000          -     83,000     13.50%, due 12/15/10 (c)                            96,280           -      96,280
    40,000          -     40,000     14.00%, due 12/15/14 (c)                            47,700           -      47,700
                                   Southwestern Bell Telephone Co.
         -    100,000    100,000      6.375%, due 11/15/07                                    -     108,515     108,515
                                   TSI Telecommunication Services, Inc.
                                     Series B
    60,000          -     60,000     12.75%, due 2/1/09                                  65,400           -      65,400
                                                                                       --------   ---------   ---------
                                                                                        488,838   2,661,966   3,150,804
                                                                                       --------   ---------   ---------
                                   ELECTRIC EQUIPMENT (0.7%)
                                   Emerson Electric Co.
         -    300,000    300,000      5.00%, due 10/15/08                                     -     311,850     311,850
         -    1,586,000 1,586,000     5.85%, due 3/15/09                                      -   1,712,187   1,712,187
                                   Knowles Electronics Holdings, Inc.
    55,000          -     55,000     13.125%, due 10/15/09                               58,300           -      58,300
                                   Sensus Metering Systems, Inc.
    10,000          -     10,000     8.625%, due 12/15/13 (c)                             9,850           -       9,850
                                                                                       --------   ---------   ---------
                                                                                         68,150   2,024,037   2,092,187
                                                                                       --------   ---------   ---------
                                   ELECTRIC UTILITIES (0.1%)
                                   Cedar Brakes II LLC
   118,027          -    118,027     9.875%, due 9/1/13                                 118,027           -     118,027
                                   Mirant Americas Generation LLC
    40,000          -     40,000     8.50%, due 10/1/21 (e)                              29,200           -      29,200
    65,000          -     65,000     9.125%, due 5/1/31 (e)                              47,125           -      47,125
                                   Potomac Electric Power Co.
         -    100,000    100,000      6.50%, due 3/15/08                                      -     108,804     108,804
                                   Southern California Edison Co.
    45,000          -     45,000     8.00%, due 2/15/07                                  50,456           -      50,456
                                                                                       --------   ---------   ---------
                                                                                        244,808     108,804     353,612
                                                                                       --------   ---------   ---------
                                   ENERGY EQUIPMENT & SERVICES (0.1%)
                                   El Paso Natural Gas Co.
                                     Series A
    40,000          -     40,000     7.625%, due 8/1/10                                  41,200           -      41,200
                                   Lone Star Technologies, Inc.
                                     Series B
    65,000          -     65,000     9.00%, due 6/1/11                                   66,300           -      66,300
                                   Parker Drilling Co.
     5,000          -      5,000     9.625%, due 10/1/13                                  5,400           -       5,400
                                     Series B
    50,000          -     50,000     10.125%, due 11/15/09                               53,625           -      53,625
                                   Trico Marine Services, Inc.
    70,000          -     70,000     8.875%, due 5/15/12 (e)                             32,200           -      32,200
                                                                                       --------   ---------   ---------
                                                                                        198,725           -     198,725
                                                                                       --------   ---------   ---------
                                   FOOD & STAPLES RETAILING (0.9%)
                                   Sysco Corp.
         -    500,000    500,000      6.50%, due 6/15/05                                      -     523,385     523,385
                                   Wal-Mart Stores, Inc.
         -  1,500,000  1,500,000      6.875%, due 8/10/09                                     -   1,693,403   1,693,403
         -    400,000    400,000      7.25%, due 6/1/13                                       -     465,738     465,738
                                                                                       --------   ---------   ---------
                                                                                              -   2,682,526   2,682,526
                                                                                       --------   ---------   ---------
                                   FOOD PRODUCTS (1.8%)
                                   Campbell Soup Co.
         -    750,000    750,000      5.50%, due 3/15/07                                      -     796,961     796,961
                                   Chiquita Brands International, Inc.
    35,000          -     35,000     10.56%, due 3/15/09                                 38,281           -      38,281
                                   ConAgra Foods, Inc.
         -    650,000    650,000      7.40%, due 9/15/04                                      -     662,639     662,639
                                   General Mills, Inc.
         -    500,000    500,000      5.125%, due 2/15/07                                     -     524,604     524,604
                                   Kellogg Co.
         -    645,000    645,000      4.875%, due 10/15/05                                    -     669,084     669,084
                                   Seminis Vegetable Seeds, Inc.
    20,000          -     20,000     10.25%, due 10/1/13                                 22,200           -      22,200
    10,000          -     10,000     10.25%, due 10/1/13 (c)                             11,100           -      11,100
                                   Sara Lee Corp., Series C
         -  1,200,000  1,200,000      6.00%, due 1/15/08                                      -   1,293,650   1,293,650
                                   Swift & Co.
    30,000          -     30,000     10.125%, due 10/1/09                                32,063           -      32,063
    45,000          -     45,000     12.50%, due 1/1/10                                  47,700           -      47,700
                                   Unilever Capital Corp.
         -  1,100,000  1,100,000      6.875%, due 11/1/05                                     -   1,174,514   1,174,514
                                                                                       --------   ---------   ---------
                                                                                        151,344   5,121,452   5,272,796
                                                                                       --------   ---------   ---------
                                   GAS UTILITIES (0.1%)
                                   ANR Pipeline, Inc.
    70,000          -     70,000     9.625%, due 11/1/21                                 79,450           -      79,450
                                   GulfTerra Energy Partners, L.P.
                                     Series B
    38,000          -     38,000     8.50%, due 6/1/10                                   42,370           -      42,370
                                   Southern Natural Gas Co.
    45,000          -     45,000     7.35%, due 2/15/31                                  42,300           -      42,300
                                   Transcontinental Gas Pipe Line Corp.

                                     Series B
    30,000          -     30,000     7.00%, due 8/15/11                                  31,950           -      31,950
    50,000          -     50,000     7.25%, due 12/1/26                                  50,750           -      50,750
                                                                                       --------   ---------   ---------
                                                                                        246,820           -     246,820
                                                                                       --------   ---------   ---------
                                   HEALTH CARE EQUIPMENT & SUPPLIES (0.0%) (b)
                                   dj Orthopedics LLC
    26,000          -     26,000     12.625%, due 6/15/09                                27,641           -      27,641
                                   Fisher Scientific International, Inc.
    75,000          -     75,000     8.00%, due 9/1/13                                   82,125           -      82,125
     5,000          -      5,000     8.125%, due 5/1/12                                   5,425           -       5,425
                                                                                       --------   ---------   ---------
                                                                                        115,191           -     115,191
                                                                                       --------   ---------   ---------
                                   HEALTH CARE PROVIDERS & SERVICES (0.5%)
                                   AmeriPath, Inc.
    40,000          -     40,000     10.50%, due 4/1/13                                  41,000           -      41,000
    15,000          -     15,000     10.50%, due 4/1/13 (c)                              15,375           -      15,375
                                   Ardent Health Services, Inc.
    30,000          -     30,000     10.00%, due 8/15/13                                 32,850           -      32,850
                                   Cardinal Health, Inc.
         -    580,000    580,000     4.45%, due 6/30/05                                       -     593,958     593,958
         -    450,000    450,000     6.00%, due 1/15/06                                       -     476,200     476,200
                                   Caremark Rx, Inc.
    79,000          -     79,000     7.375%, due 10/1/06                                 86,110           -      86,110
                                   HCA, Inc.
   104,000          -    104,000     7.50%, due 11/15/95                                 96,298           -      96,298
                                   National Nephrology Associates, Inc.
    15,000          -     15,000     9.00%, due 11/1/11 (c)                              17,400           -      17,400
                                   QuadraMed Corp.
    46,642          -     46,642     10.00%, due 4/1/08 (c)(n)                           43,377           -      43,377
                                   Quintiles Transnational Corp.
    75,000          -     75,000     10.00%, due 10/1/13 (c)                             77,625           -      77,625
                                   Triad Hospitals, Inc.
                                     Series B
    28,000          -     28,000     8.75%, due 5/1/09                                   31,045           -      31,045
                                                                                       --------   ---------   ---------
                                                                                        441,080   1,070,158   1,511,238
                                                                                       --------   ---------   ---------
                                   HOTELS, RESTAURANTS & LEISURE (0.2%)
                                   Gaylord Entertainment Co.
    10,000          -     10,000     8.00%, due 11/15/13 (c)                             10,400           -      10,400
                                   Hollywood Casino Shreveport Capital Corp.
     5,000          -      5,000     13.00%, due 8/1/06 (e)                               3,725           -       3,725
                                   ITT Corp.
    96,000          -     96,000     7.375%, due 11/15/15 (o)                           100,080           -     100,080
                                   Jacobs Entertainment, Inc.
    25,000          -     25,000     11.875%, due 2/1/09                                 27,500           -      27,500
                                   McDonald's Corp., Series G
         -    250,000    250,000      4.15%, due 2/15/05                                      -     254,787     254,787
                                   Trump Atlantic City Associates
    70,000          -     70,000     11.25%, due 5/1/06                                  59,850           -      59,850
                                   Vail Resorts, Inc.
        30          -         30     8.75%, due 5/15/09                                      31           -          31
                                   Venetian Casino Resort LLC
    19,000          -     19,000     11.00%, due 6/15/10                                 22,230           -      22,230
                                                                                       --------   ---------   ---------
                                                                                        223,816     254,787     478,603
                                                                                       --------   ---------   ---------
                                   HOUSEHOLD DURABLES (0.0%) (b)
                                   Fedders North America, Inc.
    30,000          -     30,000     9.875%, due 3/1/14 (c)                              29,100           -      29,100
                                   Foamex L.P.
    30,000          -     30,000     10.75%, due 4/1/09                                  28,050           -      28,050
                                                                                       --------   ---------   ---------
                                                                                         57,150           -      57,150
                                                                                       --------   ---------   ---------
                                   HOUSEHOLD PRODUCTS (0.4%)
                                   Colgate-Palmolive Co., Series E
         -    500,000    500,000      3.98%, due 4/29/05                                      -     510,690     510,690
                                   Procter & Gamble Co. (The)
         -    500,000    500,000      4.00%, due 4/30/05                                      -     510,312     510,312
         -    250,000    250,000      4.75%, due 6/15/07                                            261,272     261,272
                                                                                       --------   ---------   ---------
                                                                                              -   1,282,274   1,282,274
                                                                                       --------   ---------   ---------
                                   INDUSTRIAL CONGLOMERATES (0.2%)
                                   3M Co., Series C
         -    500,000    500,000       4.15%, due 6/30/05                                     -     512,817     512,817
                                                                                       --------   ---------   ---------

                                   INSURANCE (0.5%)
                                   Crum & Forster
    50,000          -     50,000     10.375%, due 6/15/13                                55,250           -      55,250
                                   Fremont General Corp.
                                     Series B
    55,000          -     55,000     7.875%, due 3/17/09                                 54,175           -      54,175
                                   Loews Corp.
         -    500,000    500,000      6.75%, due 12/15/06                                     -     532,749     532,749
                                   Lumbermens Mutual Casualty
     5,000          -      5,000     8.45%, due 12/1/97 (c)(e)                              125           -         125
   155,000          -    155,000     9.15%, due 7/1/26 (c)(e)                             3,875           -       3,875
                                   Marsh & McLennan Cos., Inc.
         -  1,000,000  1,000,000     6.625%, due 6/15/04                                      -   1,005,899   1,005,899
                                                                                       --------   ---------   ---------
                                                                                        113,425   1,538,648   1,652,073
                                                                                       --------   ---------   ---------
                                   INTERNET SOFTWARE & SERVICES (0.0%) (b)
                                   Globix Corp.
    13,910          -     13,910     11.00%, due 5/1/08 (c)(d)(j)                        12,519           -      12,519
                                                                                       --------   ---------   ---------
                                   IT SERVICES (0.6%)
                                   Computer Sciences Corp.
         -    335,000    335,000       6.25%, due 3/15/09                                     -     365,353     365,353
                                   Electronic Data Systems Corp.
                                     Series B
    25,000          -     25,000     6.00%, due 8/1/13                                   23,235           -      23,235
    10,000          -     10,000     7.125%, due 10/15/09                                10,276           -      10,276
    25,000          -     25,000     7.45%, due 10/15/29                                 23,177           -      23,177
                                   First Data Corp.

         -    756,000    756,000       5.625%, due 11/1/11                                    -     798,210     798,210
                                       Series D
         -    525,000    525,000      5.80%, due 12/15/08                                     -     566,013     566,013
                                   Unisys Corp.
    50,000          -     50,000      6.875%, due 3/15/10                                53,125           -      53,125
                                                                                       --------   ---------   ---------
                                                                                        109,813   1,729,576   1,839,389
                                                                                       --------   ---------   ---------
                                   MACHINERY (0.3%)
                                   Illinois Tool Works, Inc.
         -    820,000    820,000      5.75%, due 3/1/09                                       -     882,317     882,317
                                   Mark IV Industries, Inc.
    86,000          -     86,000     7.50%, due 9/1/07                                   80,840           -      80,840
                                   Mueller Group, Inc.
    35,000          -     35,000     10.00%, due 5/1/12 (c)                              36,662           -      36,662
                                   Thermadyne Holdings Corp.
    25,000          -     25,000     9.25%, due 2/1/14 (c)                               25,375           -      25,375
                                   Titan International, Inc.
    25,000          -     25,000     8.75%, due 4/1/07                                   24,250           -      24,250
                                                                                       --------   ---------   ---------
                                                                                        167,127     882,317   1,049,444
                                                                                       --------   ---------   ---------
                                   MEDIA (0.6%)
                                   Adelphia Communications Corp.
    20,000          -     20,000     9.375%, due 11/15/09 (e)                            21,800           -      21,800
    60,000          -     60,000     10.25%, due 11/1/06 (e)                             64,200           -      64,200
    75,000          -     75,000     10.25%, due 6/15/11 (e)                             83,250           -      83,250
                                   Allbritton Communications Co.
    35,000          -     35,000     7.75%, due 12/15/12                                 35,700           -      35,700
                                   FrontierVision Operating Partners L.P.
   120,000          -    120,000     11.00%, due 10/15/06 (e)                           145,200           -     145,200
                                   Gannett Co., Inc.
         -    500,000    500,000     4.95%, due 4/1/05                                        -     513,104     513,104
         -    500,000    500,000     5.50%, due 4/1/07                                        -     532,615     532,615
                                   Hollinger Participation Trust
    37,120          -     37,120     12.125%, due 11/15/10 (c)(j)                        43,198           -      43,198
                                   Houghton Mifflin Co.
    55,000          -     55,000     7.20%, due 3/15/11                                  58,300           -      58,300
                                   Morris Publishing Group LLC
    45,000          -     45,000     7.00%, due 8/1/13 (c)                               45,225           -      45,225
                                   Paxson Communications Corp.
                                     (zero coupon), due 1/15/09
    95,000          -     95,000     12.25%, beginning 1/15/06                           82,412           -      82,412
    45,000          -     45,000     10.75%, due 7/15/08                                 47,475           -      47,475
                                   Radio One, Inc.
                                     Series B
    40,000          -     40,000     8.875%, due 7/1/11                                  44,300           -      44,300
                                   Spanish Broadcasting System, Inc.
    25,000          -     25,000     9.625%, due 11/1/09                                 26,438           -      26,438
                                   Vertis, Inc.
    40,000          -     40,000     9.75%, due 4/1/09                                   43,500           -      43,500
                                   Warner Music Group
    25,000          -     25,000     7.375%, due 4/15/14 (c)                             25,125           -      25,125
                                   Young Broadcasting, Inc.
    20,000          -     20,000     8.50%, due 12/15/08 (c)                             21,450           -      21,450
                                   Ziff Davis Media, Inc.
                                     Series B
    40,891          -     40,891     12.00%, due 8/12/09 (j)                             40,891           -      40,891
                                                                                       --------   ---------   ---------
                                                                                        828,464   1,045,719   1,874,183
                                                                                       --------   ---------   ---------
                                   METALS & MINING (0.0%) (b)
                                   AK Steel Corp.
    30,000          -     30,000     7.75%, due 6/15/12                                  27,000           -      27,000
                                   Allegheny Technologies, Inc.
    40,000          -     40,000     8.375%, due 12/15/11                                40,400           -      40,400
                                   Commonwealth Industries, Inc.
    34,000          -     34,000     10.75%, due 10/1/06                                 34,170           -      34,170
                                   Ormet Corp.
    10,000          -     10,000     11.00%, due 8/15/08 (c)(e)                           5,500           -       5,500
                                   United States Steel LLC
    35,000          -     35,000     10.75%, due 8/1/08                                  40,950           -      40,950
                                                                                       --------   ---------   ---------
                                                                                        148,020           -     148,020
                                                                                       --------   ---------   ---------
                                   MULTILINE RETAIL (1.0%)
                                   Kohl's Corp.
         -    700,000    700,000     6.30%, due 3/1/11                                        -     758,648     758,648
                                   Target Corp.
         -    350,000    350,000      5.375%, due 6/15/09                                     -     368,867     368,867
         -  1,350,000  1,350,000      5.50%, due 4/1/07                                       -   1,437,001   1,437,001
         -    350,000    350,000      5.95%, due 5/15/06                                      -     372,940     372,940
                                                                                       --------   ---------   ---------
                                                                                              -   2,937,456   2,937,456
                                                                                       --------   ---------   ---------
                                   MULTI-UTILITIES & UNREGULATED POWER (0.7%)
                                   AES Corp. (The)
    50,000          -     50,000     7.75%, due 3/1/14                                   49,625           -      49,625
    70,000          -     70,000     9.00%, due 5/15/15 (c)                              76,300           -      76,300
                                   Calpine Corp.
    25,000          -     25,000     7.75%, due 4/15/09                                  17,313           -      17,313
     5,000          -      5,000     8.25%, due 8/15/05                                   4,675           -       4,675
    90,000          -     90,000     8.50%, due 7/15/10 (c)                              79,650           -      79,650
    15,000          -     15,000     8.75%, due 7/15/07                                  11,175           -      11,175
                                   Calpine Generating Co. LLC
    35,000          -     35,000     10.25%, due 4/1/11 (c)(g)                           31,588           -      31,588
                                   Dynegy Holdings, Inc.
    50,000          -     50,000     9.875%, due 7/15/10 (c)                             54,250           -      54,250
    25,000          -     25,000     10.125%, due 7/15/13 (c)                            27,375           -      27,375
                                   IES Utilities, Inc., Series A
         -  1,500,000  1,500,000     6.625%, due 8/1/09                                       -   1,643,421   1,643,421
                                   NRG Energy, Inc.
    65,000          -     65,000     8.00%, due 12/15/13 (c)                             65,487           -      65,487
                                   PG&E National Energy Group, Inc.
    59,000          -     59,000     10.375%, due 5/16/11 (e)                            41,005           -      41,005
                                   Reliant Energy, Inc.

    15,000          -     15,000     9.25%, due 7/15/10                                  16,050           -       16,050
                                   Salton Sea Funding Corp.
                                     Series E
    35,324          -     35,324     8.30%, due 5/30/11                                  39,121           -       39,121
                                                                                       --------   ---------   ----------
                                                                                        513,614   1,643,421    2,157,035
                                                                                       --------   ---------   ----------
                                   OIL & GAS (0.5%)
                                   Belden & Blake Corp.
                                     Series B
    30,000          -     30,000     9.875%, due 6/15/07                                 29,925           -       29,925
                                   ChevronTexaco Capital Co.
         -    808,000    808,000      3.50%, due 9/17/07                                      -     815,181      815,181
                                   El Paso Corp.
    50,000          -     50,000     6.95%, due 12/15/07                                 46,000           -       46,000
                                   El Paso Energy Partners L.P.
                                     Series B
    19,000          -     19,000     8.50%, due 6/1/11                                   20,995           -       20,995
                                   El Paso Production Holding Co.
   120,000          -    120,000     7.75%, due 6/1/13                                  114,000           -      114,000
                                   Energy Corp. of America
                                     Series A
    79,000          -     79,000     9.50%, due 5/15/07                                  74,260           -       74,260
                                   EXCO Resources, Inc.
    40,000          -     40,000     7.25%, due 1/15/11 (c)                              40,400           -       40,400
                                   Forest Oil Corp.
    50,000          -     50,000     8.00%, due 6/15/08                                  54,750           -       54,750
                                   Newfield Exploration Co.
     5,000          -      5,000     7.625%, due 3/1/11                                   5,550           -        5,550
     5,000          -      5,000     8.375%, due 8/15/12                                  5,525           -        5,525
                                   Northwest Pipeline Corp.
    55,000          -     55,000     7.125%, due 12/1/25                                 55,275           -       55,275
                                   Tennessee Gas Pipeline Co.
    40,000          -     40,000     7.00%, due 3/15/27                                  41,600           -       41,600
    25,000          -     25,000     7.00%, due 10/15/28                                 22,625           -       22,625
    25,000          -     25,000     7.625%, due 4/1/37                                  23,250           -       23,250
    10,000          -     10,000     8.375%, due 6/15/32                                 10,250           -       10,250
                                   Vintage Petroleum, Inc.                                                -
    60,000          -     60,000     8.25%, due 5/1/12                                   65,700           -       65,700
                                   Westport Resources Corp.
    50,000          -     50,000     8.25%, due 11/1/11                                  56,125           -       56,125
                                                                                       --------   ---------   ----------
                                                                                        666,230     815,181    1,481,411
                                                                                       --------   ---------   ----------
                                   PAPER & FOREST PRODUCTS (0.2%)
                                   Georgia-Pacific Corp.
    10,000          -     10,000     7.75%, due 11/15/29                                 10,100           -       10,100
    55,000          -     55,000     8.00%, due 1/15/24 (c)                              57,750           -       57,750
   120,000          -    120,000     8.625%, due 4/30/25                                126,900           -      126,900
   110,000          -    110,000     8.875%, due 2/1/10                                 127,050           -      127,050
   110,000          -    110,000     8.875%, due 5/15/31                                123,200           -      123,200
    20,000          -     20,000     9.375%, due 2/1/13                                  23,250           -       23,250
                                   Pope & Talbot, Inc.
    60,000          -     60,000     8.375%, due 6/1/13                                  62,100           -       62,100
                                                                                       --------   ---------   ----------
                                                                                        530,350           -      530,350
                                                                                       --------   ---------   ----------
                                   PERSONAL PRODUCTS (0.7%)
                                   Gillette Co. (The)
         -    500,000    500,000      2.875%, due 3/15/08                                     -     486,961      486,961
         -  1,500,000  1,500,000      3.50%, due 10/15/07                                     -   1,506,906    1,506,906
                                   Herbalife International, Inc.
    35,000          -     35,000      11.75%, due 7/15/10                                40,425           -       40,425
                                                                                       --------   ---------   ----------
                                                                                         40,425   1,993,867    2,034,292
                                                                                       --------   ---------   ----------
                                   PHARMACEUTICALS (2.4%)
                                   Abbott Laboratories
         -    500,000    500,000     5.125%, due 7/1/04                                       -     503,085      503,085
         -  1,000,000  1,000,000     5.625%, due 7/1/06                                       -   1,062,019    1,062,019
                                   Bristol-Myers Squibb Co.
         -    500,000    500,000     4.75%, due 10/1/06                                       -     520,974      520,974
                                   Johnson & Johnson
         -  1,500,000  1,500,000     6.625%, due 9/1/09                                       -   1,687,896    1,687,896
                                   Lilly (Eli) & Co.
         -    750,000    750,000      5.50%, due 7/15/06                                      -     795,714      795,714
                                   Merck & Co., Inc., Series E
         -    750,000    750,000      4.125%, due 1/18/05                                     -     763,677      763,677
                                   Pfizer, Inc.
         -  1,000,000  1,000,000      3.625%, due 11/1/04                                     -   1,011,114    1,011,114
                                   Pharmacia Corp.
         -    500,000    500,000      5.875%, due 12/1/08                                     -     539,886      539,886
                                   Valeant Pharmaceuticals International
    10,000          -     10,000     7.00%, due 12/15/11 (c)                             10,150           -       10,150
                                   Warner-Lambert Co.
         -    250,000    250,000     6.00%, due 1/15/08                                       -     273,920      273,920
                                   WH Holdings Ltd.
    25,000          -     25,000     9.50%, due 4/1/11 (c)                               26,562           -       26,562
                                                                                       --------   ---------   ----------
                                                                                         36,712   7,158,285    7,194,997
                                                                                       --------   ---------   ----------
                                   REAL ESTATE (0.1%)
                                   CB Richard Ellis Services, Inc.
    40,000          -     40,000     9.75%, due 5/15/10                                  44,600           -       44,600
    66,000          -     66,000     11.25%, due 6/15/11                                 74,250           -       74,250
                                   Crescent Real Estate Equities L.P.
    68,000          -     68,000     7.50%, due 9/15/07                                  71,400           -       71,400
                                   Felcor Lodging L.P.
    40,000          -     40,000     10.00%, due 9/15/08                                 42,700           -       42,700
                                   Omega Healthcare Investors, Inc.
    50,000          -     50,000     7.00%, due 4/1/14 (c)                               51,000           -       51,000
                                                                                       --------   ---------   ----------
                                                                                        283,950           -      283,950
                                                                                       --------   ---------   ----------
                                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.0%) (b)
                                   Amkor Technology, Inc.
    40,000          -     40,000     7.125%, due 3/15/11 (c)                             38,900           -       38,900
    30,000          -     30,000     10.50%, due 5/1/09                                  31,575           -       31,575

                              ON Semiconductor Corp.
15,000         -     15,000     13.00%, due 5/15/08                                 18,075           -      18,075
                                                                                 ---------  ----------  ----------
                                                                                    88,550           -      88,550
                                                                                 ---------  ----------  ----------
                              SPECIALTY RETAIL (0.6%)
     - 1,280,000  1,280,000   Home Depot, Inc. (The)
                                5.375%, due 4/1/06                                       -   1,348,193   1,348,193
                              Rent-Way, Inc.
40,000         -     40,000     11.875%, due 6/15/10                                44,600           -      44,600
                              Sherwin-Williams Co.(The)
     -   200,000    200,000      6.85%, due 2/1/07                                       -     218,129     218,129
                              Stratus Technologies, Inc.
20,000         -     20,000     10.375%, due 12/1/08 (c)                            19,900           -      19,900
                              Williams Scotsman, Inc.
40,000         -     40,000     10.00%, due 8/15/08                                 43,800           -      43,800
                                                                                 ---------  ----------  ----------
                                                                                   108,300   1,566,322   1,674,622
                                                                                 ---------  ----------  ----------
                              THRIFTS & MORTGAGE FINANCE (0.5%)
                              General Electric Capital Corp., Series A
     -   500,000    500,000     4.25%, due 1/15/08                                       -     510,100     510,100
     - 1,000,000  1,000,000     5.375%, due 3/15/07                                      -   1,059,524   1,059,524
                                                                                 ---------  ----------  ----------
                                                                                         -   1,569,624   1,569,624
                                                                                 ---------  ----------  ----------
                              TOBACCO (0.0%) (b)
                              Commonwealth Brands, Inc.
35,000         -     35,000     9.75%, due 4/15/08 (c)                              37,800           -      37,800
35,000         -     35,000     10.625%, due 9/1/08 (c)                             38,150           -      38,150
                              North Atlantic Trading Co., Inc.
40,000         -     40,000     9.25%, due 3/1/12 (c)                               40,500           -      40,500
                                                                                 ---------  ----------  ----------
                                                                                   116,450           -     116,450
                                                                                 ---------  ----------  ----------
                              TRANSPORTATION INFRASTRUCTURE (0.4%)
                              Great Lakes Dredge & Dock Corp.
 5,000         -      5,000     7.75%, due 12/15/13 (c)                              4,925           -       4,925
                              International Lease Finance Corp.
     -   500,000    500,000     4.50%, due 5/1/08                                        -     510,217     510,217
     -   750,000    750,000     5.625%, due 6/1/07                                       -     797,944     797,944
                                                                                 ---------  ----------  ----------
                                                                                     4,925   1,308,161   1,313,086
                                                                                 ---------  ----------  ----------
                              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
                              Alamosa (Delaware), Inc.
                                (zero coupon), due 7/31/09
50,000         -     50,000     12.00%, beginning 7/31/05                           47,000           -      47,000
20,000         -     20,000     11.00%, due 7/31/10                                 21,700           -      21,700
                              American Tower Escrow Corp.
50,000         -     50,000     (zero coupon), due 8/1/08                           36,375           -      36,375
                              Loral CyberStar, Inc.
53,000         -     53,000     10.00%, due 7/15/06 (e)                             38,690           -      38,690
                              Rural Cellular Corp.
15,000         -     15,000     8.25%, due 3/15/12 (c)                              15,488           -      15,488
                              US Unwired, Inc.
                                Series B
                                (zero coupon), due 11/1/09
 2,000         -      2,000     13.375%, beginning 11/1/04                           1,990           -       1,990
                                                                                 ---------  ----------  ----------
                                                                                   161,243           -     161,243
                                                                                 ---------  ----------  ----------
                              Total Corporate Bonds
                                (Cost $7,849,930, $82,772,715, $90,622,645)      8,366,804  83,006,692  91,373,496
                                                                                 ---------  ----------  ----------

                              FEDERAL AGENCIES (6.1%)

                              FEDERAL FARM CREDIT BANK (0.7%)
     -   500,000    500,000     2.25%, due 9/1/06                                        -     494,874     494,874
     -   500,000    500,000     3.47%, due 10/3/07                                       -     501,775     501,775
     -   500,000    500,000     3.80%, due 9/4/07                                        -     507,421     507,421
     -   750,000    750,000     3.875%, due 5/7/10                                       -     731,130     731,130
                                                                                 ---------  ----------  ----------
                                                                                         -   2,235,200   2,235,200
                                                                                 ---------  ----------  ----------
                              FEDERAL HOME LOAN BANK (1.9%)
     - 1,000,000  1,000,000     2.50%, due 3/15/06                                       -   1,002,426   1,002,426
     - 1,000,000  1,000,000     3.00%, due 10/30/08                                      -   1,002,536   1,002,536
     -   500,000    500,000     3.375%, due 2/15/08                                      -     496,072     496,072
     - 1,000,000  1,000,000     3.50%, due 2/11/08                                       -     992,208     992,208
     -   750,000    750,000     3.625%, due 11/14/06                                     -     750,486     750,486
     -   750,000    750,000     3.75%, due 4/1/10                                        -     727,789     727,789
     -   250,000    250,000     3.875%, due 2/12/10                                      -     244,882     244,882
     -   500,000    500,000     6.21%, due 12/3/07                                       -     546,709     546,709
                                                                                 ---------  ----------  ----------
                                                                                         -   5,763,108   5,763,108
                                                                                 ---------  ----------  ----------
                             FEDERAL HOME LOAN MORTGAGE CORPORATION (0.2%)
     -   500,000    500,000     3.25%, due 3/14/08                                       -     492,103     492,103
                                                                                 ---------  ----------  ----------

                             FEDERAL HOME LOAN MORTGAGE CORPORATION
                             (COLLATERIZED MORTGAGE OBLIGATIONS) (1.6%)
                                Series 2734 Class JC
     - 1,500,000  1,500,000     3.50%, due 11/15/23                                      -   1,492,670   1,492,670
                                Series 2579 Class PG
     -   500,000    500,000     4.00%, due 3/15/27                                       -     496,336     496,336
                                Series 2719 Class WB
     - 1,179,211  1,179,211     4.50%, due 8/15/21                                       -   1,152,800   1,152,800
                                Series 2589 Class GD
     -   500,000    500,000     5.00%, due 9/15/28                                       -     494,695     494,695
                                Series 2600 Class MJ
     -   500,000    500,000     5.00%, due 9/15/29                                       -     487,608     487,608
                                Series 1982 Class VC
     -   750,000    750,000     6.50%, due 1/15/12                                       -     770,466     770,466
                                                                                 ---------  ----------  ----------
                                                                                         -   4,894,575   4,894,575
                                                                                 ---------  ----------  ----------
                             FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.7%)
     - 1,000,000  1,000,000    3.066%, due 2/17/09 (g)                                   -     990,260     990,260
     - 1,000,000  1,000,000    5.75%, due 6/15/05                                        -   1,043,904   1,043,904
                                                                                 ---------  ----------  ----------
                                                                                         -   2,034,164   2,034,164
                                                                                 ---------  ----------  ----------
                             FEDERAL NATIONAL MORTGAGE ASSOCIATION
                              (COLLATERIZED MORTGAGE OBLIGATIONS) (0.6%)
                               Series 2003-17 Class QT

       -      1,180,000  1,180,000        5.00%, due 8/25/27                                    -   1,176,703   1,176,703
                                          Series 2003-32 Class PG
       -        500,000    500,000        5.00%, due 10/25/27                                   -     509,445     509,445
                                                                                        ---------  ----------  ----------
                                                                                                -   1,686,148   1,686,148
                                                                                        ---------  ----------  ----------
                                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                                       (COLLATERIZED MORTGAGE OBLIGATIONS) (0.5%)
                                          Series 2003-19 Class BE
       -        500,000    500,000        4.50%, due 11/20/28                                   -     488,786     488,786
                                          Series 2003-50 Class PC
       -      1,000,000  1,000,000        5.50%, due 3/16/32                                    -   1,000,473   1,000,473
                                                                                        ---------  ----------  ----------
                                                                                                -   1,489,259   1,489,259
                                                                                        ---------  ----------  ----------
                                        Total Federal Agencies
                                          (Cost $18,787,900)                                    -  18,594,557  18,594,557
                                                                                        ---------  ----------  ----------

                                        FOREIGN BONDS (0.4%)

                                        BROADCASTING & PUBLISHING (0.0%) (b)
                                        Telenet Communications NV
E 25,000      E       -  E  25,000        9.00%, due 12/15/13 (c)                          30,718           -      30,718
                                                                                        ---------  ----------  ----------

                                        CHEMICALS (0.0%) (b)
                                         Acetex Corp.
$ 55,000      $       -  $  55,000       10.875%, due 8/1/09                               60,500           -      60,500
                                                                                        ---------  ----------  ----------

                                        COMMERCIAL SERVICES & SUPPLIES (0.1%)
                                        Quebecor Media, Inc.
                                          (zero coupon), due 7/15/11
 107,000              -    107,000        13.75%, beginning 7/15/06                        98,440           -      98,440
  19,000              -     19,000        11.125%, due 7/15/11                             21,850           -      21,850
                                                                                        ---------  ----------  ----------
                                                                                          120,290           -     120,290
                                                                                        ---------  ----------  ----------
                                        COMMUNICATIONS EQUIPMENT (0.0%) (b)
                                        Marconi Corp. PLC
  18,424              -     18,424         8.00%, due 4/30/08                             20,174           -      20,174
                                                                                        ---------  ----------  ----------

                                        CONTAINERS & PACKAGING (0.1%)
                                        Crown Euro Holdings S.A.
  70,000              -     70,000        9.50%, due 3/1/11                                78,488           -      78,488
  50,000              -     50,000        10.875%, due 3/1/13                              58,250           -      58,250
                                                                                        ---------  ----------  ----------
                                                                                          136,738           -     136,738
                                                                                        ---------  ----------  ----------

                                        FOOD & STAPLES RETAILING (0.0%) (b)
                                        Parmalat Finance Corp. BV
E 70,000      E       -  E  70,000        6.25%, due 2/7/05 (e)                            10,909           -      10,909
                                                                                        ---------  ----------  ----------

                                        FOOD PRODUCTS (0.0%) (b)
                                        Burns Philp Capital Property Ltd.
$ 15,000      $       -  $  15,000        9.50%, due 11/15/10                              16,200           -      16,200
  60,000              -     60,000        10.75%, due 2/15/11                              65,100           -      65,100
                                                                                        ---------  ----------  ----------
                                                                                           81,300           -      81,300
                                                                                        ---------  ----------  ----------
                                        MARINE (0.0%) (b)
                                        Navigator Gas Transport PLC
  89,000              -     89,000        10.50%, due 6/30/07 (c)(d)(e)                    45,390           -      45,390
                                                                                        ---------  ----------  ----------

                                        MEDIA (0.1%)
                                        Hollinger, Inc.
  45,000              -     45,000        11.875%, due 3/1/11 (c)                          52,650           -      52,650
                                        Shaw Communications, Inc.
C$55,000      C$      -  C$ 55,000        7.50%, due 11/20/13 (p)                          41,553           -      41,553
                                        TDL Infomedia Group Ltd.
L 40,000      L       -  L  40,000        12.125%, due 10/15/09                            75,899           -      75,899
                                        Telenet Group Holding NV
                                          (zero coupon), due 6/15/14
$ 40,000      $       -  $  40,000        11.50%, beginning 12/15/08 (c)                   24,400           -      24,400
                                        Vivendi Universal S.A.
  15,000              -     15,000        6.25%, due 7/15/08                               15,656           -      15,656
  80,000              -     80,000        9.25%, due 4/15/10                               93,400           -      93,400
                                                                                        ---------  ----------  ----------
                                                                                          303,558           -     303,558
                                                                                        ---------  ----------  ----------
                                        MULTI-UTILITIES & UNREGULATED POWER (0.0%) (b)
                                        Calpine Canada Energy Finance ULC
  80,000              -     80,000        8.50%, due 5/1/08                                56,400           -      56,400
                                                                                        ---------  ----------  ----------

                                        OIL & GAS (0.0%) (b)
                                        Baytex Energy Ltd.
  30,000              -     30,000        9.625%, due 7/15/10                              31,650           -      31,650
                                                                                        ---------  ----------  ----------

                                        PAPER & FOREST PRODUCTS (0.1%)
                                        Norske Skog Canada Ltd.
  30,000              -     30,000        7.375%, due 3/1/14 (c)                           30,750           -      30,750
                                        Tembec Industries, Inc.
  65,000              -     65,000        7.75%, due 3/15/12                               63,375           -      63,375
  30,000              -     30,000        8.50%, due 2/1/11                                30,600           -      30,600
                                                                                        ---------  ----------  ----------
                                                                                          124,725           -     124,725
                                                                                        ---------  ----------  ----------
                                        PERSONAL PRODUCTS (0.0%) (b)
                                        Jafra Cosmetics International, Inc.
  40,000              -     40,000        10.75%, due 5/15/11                              45,300           -      45,300
                                                                                        ---------  ----------  ----------

                                        ROAD & RAIL (0.0%) (b)
                                        Grupo Transportacion Ferroviaria
                                         Mexicana, S.A. de C.V.
  50,000              -     50,000        12.50%, due 6/15/12                              55,750           -      55,750
                                                                                        ---------  ----------  ----------

                                        TEXTILES, APPAREL & LUXURY GOODS (0.0%) (b)
                                          Invista
  55,000              -     55,000        9.25%, due 5/1/12 (c)                            55,000           -      55,000
                                                                                        ---------  ----------  ----------

                                        WIRELESS TELECOMMUNICATION SERVICES (0.0%) (b)
                                        Millicom International Cellular S.A.

30,000              -     30,000     10.00%, due 12/1/13 (c)                               30,750           -      30,750
                                                                                        ---------  ----------  ----------

                                   Total Foreign Bonds
                                     (Cost $1,144,635)                                  1,209,152          -   1,209,152
                                                                                        ---------  ----------  ----------

                                   LOAN ASSIGNMENT (0.0%) (b)

                                   DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%) (b)
                                   GT Group Telecom Services Corp.
                                     Bank debt, Term Loan A
34,993              -     34,993     6.5625%, due 6/30/08 (d)(e)(i)(g)(k)                       3           -           3
                                     Bank debt, Term Loan B
25,007              -     25,007     6.625%, due 6/30/08 (d)(e)(i)(g)(k)                        3           -           3
                                                                                        ---------  ----------  ----------

                                   Total Loan Assignment
                                     (Cost $23,470)                                             6           -           6
                                                                                        ---------  ----------  ----------

                                   MORTGAGE-BACKED SECURITIES (0.0%) (b)

                                   COMMERCIAL MORTGAGE LOANS
                                    (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.0%) (b)
                                   Debit Structured Finance Corp.
                                     Series 1994-K1 Class A2
47,672              -     47,672     8.375%, due 8/15/15                                   32,894           -      32,894
                                     Series 1994-K1 Class A3
 9,401              -      9,401     8.55%, due 8/15/19                                     6,393           -       6,393
                                                                                        ---------  ----------  ----------
                                                                                           39,287           -      39,287
                                                                                        ---------  ----------  ----------
                                   Total Mortgage-Backed Securities
                                     (Cost $31,879)
                                                                                           39,287           -      39,287
                                                                                        ---------  ----------  ----------
                                   YANKEE BONDS (0.1%) (q)

                                   ENERGY EQUIPMENT & SERVICES (0.0%) (b)
                                   Petroleum Geo-Services ASA
12,302              -     12,302     8.00%, due 11/5/06                                    12,579           -      12,579
36,716              -     36,716     10.00%, due 11/5/10                                   40,020           -      40,020
                                                                                        ---------  ----------  ----------
                                                                                           52,599           -      52,599
                                                                                        ---------  ----------  ----------
                                   MARINE (0.0%) (b)
                                   Sea Containers Ltd.
                                     Series B
38,000              -     38,000     7.875%, due 2/15/08                                   36,860           -      36,860
                                                                                        ---------  ----------  ----------

                                   METALS & MINING (0.0%) (b)
                                   Algoma Steel, Inc.
55,000              -     55,000     11.00%, due 12/31/09 (d)                              63,800           -      63,800
                                                                                        ---------  ----------  ----------

                                   PAPER & FOREST PRODUCTS (0.1%)
                                   Doman Industries Ltd.
65,000              -     65,000     12.00%, due 7/1/04 (e)                                76,700           -      76,700
                                   Tembec Industries, Inc.
45,000              -     45,000     8.625%, due 6/30/09                                   45,900           -      45,900
                                                                                        ---------  ----------  ----------
                                                                                          122,600           -     122,600
                                                                                        ---------  ----------  ----------
                                   Total Yankee Bonds
                                     (Cost $225,623)                                      275,859           -     275,859
                                                                                        ---------  ----------  ----------

SHARES         SHARES     SHARES
------         ------     ------
                                   COMMON STOCKS (58.1%)

                                   AEROSPACE & DEFENSE (0.5%)
 9,200              -      9,200   Boeing Co. (The)                                       392,748           -     392,748
 5,900              -      5,900   Northrop Grumman Corp.                                 585,575           -     585,575
13,235              -     13,235   Raytheon Co.                                           426,961           -     426,961
                                                                                        ---------  ----------  ----------
                                                                                        1,405,284          -    1,405,284
                                                                                        ---------  ----------  ----------
                                   AIR FREIGHT & LOGISTICS (0.7%)
     -         70,900     70,900   J.B. Hunt Transport Services, Inc. (a)                       -   2,244,694   2,244,694
                                                                                        ---------  ----------  ----------

                                   AUTO COMPONENTS (1.0%)
     -        107,300    107,300   Dana Corp.                                                   -   2,163,168   2,163,168
45,194              -     45,194   Delphi Corp.                                           460,979           -     460,979
21,900              -     21,900   TRW Automotive Holdings Corp. (a)                      459,462           -     459,462
                                                                                        ---------  ----------  ----------
                                                                                          920,441   2,163,168   3,083,609
                                                                                        ---------  ----------  ----------
                                   BUILDING PRODUCTS (0.1%)
 2,752              -      2,752   American Standard Cos., Inc. (a)                       289,483           -     289,483
                                                                                        ---------  ----------  ----------

                                   CAPITAL MARKETS (0.6%)
     -          2,702      2,702   Bear Stearns Cos., Inc. (The)                                -     216,538     216,538
 4,379              -      4,379   Goldman Sachs Group, Inc. (The)                        423,668           -     423,668
     -         10,800     10,800   Lehman Brothers Holdings, Inc.                               -     792,720     792,720
 6,975              -      6,975   Merrill Lynch & Co., Inc.                              378,254           -     378,254
                                                                                        ---------  ----------  ----------
                                                                                          801,922   1,009,258   1,811,180
                                                                                        ---------  ----------  ----------
                                   CHEMICALS (0.1%)
 6,066              -      6,066   Air Products & Chemicals, Inc.                         302,147           -     302,147
                                                                                        ---------  ----------  ----------

                                   COMMERCIAL BANKS (1.9%)
 8,458              -      8,458   Bank of America Corp.                                  680,784           -     680,784
 4,500              -      4,500   Bank One Corp.                                         222,165           -     222,165
     -         32,100     32,100   International Bancshares Corp.                               -   1,710,930   1,710,930
 8,608              -      8,608   PNC Financial Services Group, Inc. (The)               457,085           -     457,085
     -         56,000     56,000   Silicon Valley Bancshares (a)                                -   1,924,160   1,924,160
18,100              -     18,100   U.S. Bancorp                                           464,084           -     464,084
 4,900              -      4,900   Wachovia Corp.                                         224,175           -     224,175
                                                                                        ---------  ----------  ----------
                                                                                        2,048,293  3,635,090    5,683,383
                                                                                        ---------  ----------  ----------
                                   COMMERCIAL SERVICES & SUPPLIES (2.0%)
     -        101,600    101,600   Cendant Corp.                                                -   2,405,888   2,405,888
     -         32,800     32,800   Deluxe Corp.                                                 -   1,354,968   1,354,968
     -         66,600     66,600   Kelly Services, Inc. Class A                                 -   1,979,352   1,979,352

 7,222         -      7,222   Pitney Bowes, Inc.                                   315,962           -     315,962
                                                                                 ---------  ----------  ----------
                                                                                   315,962   5,740,208   6,056,170
                                                                                 ---------  ----------  ----------
                              COMMUNICATIONS EQUIPMENT (0.0%)(b)
 1,422         -      1,422   Marconi Corp. PLC (a)                                 29,507           -      29,507
13,281         -     13,281   Tellabs, Inc. (a)                                    115,943           -     115,943
                                                                                 ---------  ----------  ----------
                                                                                   145,450           -     145,450
                                                                                 ---------  ----------  ----------
                              COMPUTERS & PERIPHERALS (1.5%)
     -    25,700     25,700   Dell, Inc. (a)                                             -     892,047     892,047
     -   185,800    185,800   InFocus Corp. (a)                                          -   1,517,986   1,517,986
 5,319         -      5,319   International Business Machines Corp.                468,976           -     468,976
     -   154,100    154,100   Maxtor Corp.                                               -   1,003,191   1,003,191
     -   152,800    152,800   Sun Microsystems, Inc. (a)                                 -     595,920     595,920
                                                                                 ---------  ----------  ----------
                                                                                   468,976   4,009,144   4,478,120
                                                                                 ---------  ----------  ----------
                              CONTAINERS & PACKAGING (0.2%)
33,200         -     33,200   Smurfit-Stone Container Corp. (a)                    570,708           -     570,708
                                                                                 ---------  ----------  ----------

                              CONSTRUCTION & ENGINEERING (0.5%)
     -   256,900    256,900   Quanta Services, Inc. (a)                                  -   1,405,243   1,405,243
                                                                                 ---------  ----------  ----------

                              CONSUMER FINANCE (1.3%)
     -    61,100     61,100   AmeirCredit Corp.                                          -     990,431     990,431
     -     4,100      4,100   Student Loan Corp. (The)                                   -     580,560     580,560
     -    53,200     53,200   WFS Financial, Inc. (a)                                    -   2,369,528   2,369,528
                                                                                 ---------  ----------  ----------
                                                                                         -   3,940,519   3,940,519
                                                                                 ---------  ----------  ----------
                              DIVERSIFIED FINANCIAL SERVICES (1.0%)
     -    63,200     63,200   CIT Group, Inc.                                            -   2,172,184   2,172,184
17,790         -     17,790   Citigroup, Inc.                                      855,521           -     855,521
                                                                                 ---------  ----------  ----------
                                                                                   855,521   2,172,184   3,027,705
                                                                                 ---------  ----------  ----------
                              DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
 9,486         -      9,486   ALLTEL Corp.                                         477,525           -     477,525
10,300         -     10,300   BellSouth Corp.                                      265,843           -     265,843
   742         -        742   Call-Net Enterprises, Inc. (a)                         2,078           -       2,078
12,273         -     12,273   SBC Communications, Inc.                             305,598           -     305,598
14,588         -     14,588   Verizon Communications, Inc.                         550,551           -     550,551
                                                                                 ---------  ----------  ----------
                                                                                 1,601,595           -   1,601,595
                                                                                 ---------  ----------  ----------
                              ELECTRIC UTILITIES (0.7%)
     -    48,300     48,300   Edison International                                       -   1,130,220   1,130,220
11,279         -     11,279   FirstEnergy Corp.                                    441,009           -     441,009
 5,900         -      5,900   PPL Corp.                                            252,815           -     252,815
13,900         -     13,900   Southern Co. (The)                                   399,764           -     399,764
                                                                                 ---------  ----------  ----------
                                                                                 1,093,588   1,130,220   2,223,808
                                                                                 ---------  ----------  ----------
                              ELECTRICAL EQUIPMENT (0.3%)
     -    24,300     24,300   American Power Conversion Corp.                            -     453,438     453,438
                              Cooper Industries, Ltd.
 6,800         -      6,800     Class A                                            373,388           -     373,388
                                                                                 ---------  ----------  ----------
                                                                                   373,388     453,438     826,826
                                                                                 ---------  ----------  ----------
                              ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
     -    39,800     39,800   Avnet, Inc. (a)                                            -     861,272     861,272
     -   275,100    275,100   Sanmina-SCI Corp. (a)                                      -   2,756,502   2,756,502
     -   222,800    222,800   Solectron Corp. (a)                                        -   1,091,720   1,091,720
     -    58,700     58,700   Tektronix, Inc.                                            -   1,737,520   1,737,520
                                                                                 ---------  ----------  ----------
                                                                                         -   6,447,014   6,447,014
                                                                                 ---------  ----------  ----------
                              ENERGY EQUIPMENT & SERVICES (0.7%)
15,900         -     15,900   Diamond Offshore Drilling, Inc.                      358,704           -     358,704
   596         -        596   Petroleum Geo-Services ASA (a)                        26,805           -      26,805
23,200         -     23,200   Pride International, Inc. (a)                        391,384           -     391,384
27,700         -     27,700   Rowan Cos., Inc. (a)                                 617,710           -     617,710
21,600         -     21,600   Transocean, Inc. (a)                                 599,832           -     599,832
                                                                                 ---------  ----------  ----------
                                                                                 1,994,435           -   1,994,435
                                                                                 ---------  ----------  ----------
                              FOOD & STAPLES RETAILING (1.0%)
     -    50,200     50,200   Albertson's, Inc.                                          -   1,172,672   1,172,672
10,100         -     10,100   CVS Corp.                                            390,163           -     390,163
16,300         -     16,300   Kroger Co. (The) (a)                                 285,250           -     285,250
     -    39,600     39,600   SUPERVALU, Inc.                                            -   1,219,284   1,219,284
                                                                                 ---------  ----------  ----------
                                                                                   675,413   2,391,956   3,067,369
                                                                                 ---------  ----------  ----------
                              FOOD PRODUCTS (2.2%)
 7,100         -      7,100   Cadbury Schwppes PLC                                 231,815           -     231,815
10,000         -     10,000   General Mills, Inc.                                  487,500           -     487,500
 7,330         -      7,330   Heinz (H.J.) Co.                                     279,933           -     279,933
     -    19,900     19,900   Hershey Foods Corp.                                        -   1,768,911   1,768,911
     -    42,500     42,500   Hormel Foods Corp.                                         -   1,295,825   1,295,825
                              Kraft Foods, Inc.
 9,146         -      9,146     Class A                                            300,995           -     300,995
     -   127,600    127,600   Tyson Foods, Inc. Class A                                  -   2,391,224   2,391,224
                                                                                 ---------  ----------  ----------
                                                                                 1,300,243  5,455,960   6,756,203
                                                                                 ---------  ----------  ----------
                              HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
     -    34,300     34,300   Apogent Technologies, Inc. (a)                             -   1,112,006   1,112,006
     -    36,500     36,500   Bausch & Lomb, Inc.                                        -   2,293,295   2,293,295
                                                                                 ---------  ----------  ----------
                                                                                         -   3,405,301   3,405,301
                                                                                 ---------  ----------  ----------
                              HEALTH CARE PROVIDERS & SERVICES (3.6%)
     -    37,152     37,152   Caremark Rx, Inc. (a)                                      -   1,257,595   1,257,595
     -    16,950     16,950   Coventry Health Care, Inc. (a)                             -     709,188     709,188
    27         -         27   Fountain View, Inc. (a)(d)(i)(k)                           0 (r)       -           0 (r)
 9,300         -      9,300   HCA, Inc.                                            377,859           -     377,859
     -    37,000     37,000   Health Net, Inc. (a)                                       -     941,280     941,280
     -   117,500    117,500   HEALTHSOUTH Corp. (a)                                      -     511,125     511,125
     -   156,900    156,900   Humana, Inc. (a)                                           -   2,555,901   2,555,901
 6,900         -      6,900   Laboratory Corp. of America Holdings (a)             274,206           -     274,206
     -    53,400     53,400   Manor Care, Inc.                                           -   1,732,296   1,732,296
     -    59,200     59,200   PacifiCare Health Systems, Inc. (a)                        -   2,116,992   2,116,992
 6,368         -      6,368   QuadraMed Corp. (a)                                   18,149           -      18,149
                              Universal Health Services, Inc.
 6,800         -      6,800     Class B                                            298,520           -     298,520
                                                                                 ---------  ----------  ----------
                                                                                   968,734   9,824,377  10,793,111
                                                                                 ---------  ----------  ----------
                              HOTELS, RESTAURANTS & LEISURE (1.6%)
     -    55,400     55,400   Bob Evans Farms, Inc.                                      -   1,698,564   1,698,564

          -    21,500     21,500   CBRL Group, Inc.                                           -     807,325     807,325
          -    16,000     16,000   Mandalay Resort Group                                      -     919,200     919,200
          -    33,500     33,500   Outback Steakhouse, Inc.                                   -   1,471,655   1,471,655
                                                                                      ---------  ----------  ----------
                                                                                              -   4,896,744   4,896,744
                                                                                      ---------  ----------  ----------
                                   HOUSEHOLD DURABLES (4.3%)
          -    15,800     15,800   Centex Corp.                                               -     757,610     757,610
          -    30,300     30,300   Fortune Brands, Inc.                                       -   2,310,375   2,310,375
          -    18,000     18,000   Hovnanian Enterprises, Inc. Class A (a)                    -     647,460     647,460
          -     7,200      7,200   KB HOME                                                    -     496,296     496,296
          -    59,600     59,600   La-Z-Boy, Inc.                                             -   1,242,064   1,242,064
          -    38,610     38,610   M.D.C. Holdings, Inc.                                      -   2,385,712   2,385,712
          -     2,800      2,800   NVR, Inc. (a)                                              -   1,262,800   1,262,800
          -     8,500      8,500   Ryland Group, Inc. (The)                                   -     671,075     671,075
          -    51,500     51,500   Stanley Works (The)                                        -   2,189,265   2,189,265
          -    26,500     26,500   Toll Brothers, Inc. (a)                                    -   1,048,605   1,048,605
                                                                                      ---------  ----------  ----------
                                                                                              -  13,011,262  13,011,262
                                                                                      ---------  ----------  ----------
                                   HOUSEHOLD PRODUCTS (0.8%)
      7,404    37,600     45,004   Energizer Holdings, Inc. (a)                         320,593   1,628,080   1,948,673
      7,348         -      7,348   Kimberly-Clark Corp.                                 480,927           -     480,927
                                                                                      ---------  ----------  ----------
                                                                                        801,520   1,628,080   2,429,600
                                                                                      ---------  ----------  ----------
                                   INDUSTRIAL CONGLOMERATES (0.5%)
          -     5,916      5,916   Alleghany Corp. (a)                                        -   1,552,714   1,552,714
                                                                                      ---------  ----------  ----------

                                   INSURANCE (1.7%)
     11,515         -     11,515   Allstate Corp. (The)                                 528,539           -     528,539
      2,400         -      2,400   American International Group, Inc.                   171,960           -     171,960
     11,812         -     11,812   Hartford Financial Services Group, Inc. (The)        721,477           -     721,477
      4,800         -      4,800   Marsh & McLennan Cos., Inc.                          216,480           -     216,480
          -    25,800     25,800   MBIA, Inc.                                                 -   1,519,362   1,519,362
     10,400         -     10,400   Prudential Financial, Inc.                           456,976           -     456,976
     19,951         -     19,951   St. Paul Travelers Cos., Inc. (The)                  811,407           -     811,407
          -    13,600     13,600   Torchmark Corp.                                            -     707,744     707,744
                                                                                      ---------  ----------  ----------
                                                                                      2,906,839   2,227,106   5,133,945
                                                                                      ---------  ----------  ----------
                                   INTERNET SOFTWARE & SERVICES (0.0%) (b)
      2,477         -      2,477   Globix Corp. (a)(d)(i)(k)(s)                           6,038           -       6,038
                                                                                      ---------  ----------  ----------

                                   IT SERVICES (0.3%)
     21,872         -     21,872   Computer Sciences Corp. (a)                          894,783           -     894,783
                                                                                      ---------  ----------  ----------

                                   LEISURE EQUIPMENT & PRODUCTS (0.9%)
          -    83,700     83,700   Callaway Golf Co.                                          -   1,420,389   1,420,389
          -    67,500     67,500   Hasbro, Inc.                                               -   1,275,075   1,275,075
                                                                                      ---------  ----------  ----------
                                                                                              -   2,695,464   2,695,464
                                                                                      ---------  ----------  ----------
                                   MACHINERY (1.1%)
        261         -        261   Morris Material Handling, Inc. (a)(d)(i)(k)            1,383           -       1,383
     16,900         -     16,900   Navistar International Corp. (a)                     763,035           -     763,035
          -    77,600     77,600   Terex Corp. (a)                                            -   2,549,160   2,549,160
      2,474         -      2,474   Thermadyne Holdings Corp. (a)(d)                      36,368           -      36,368
                                                                                      ---------  ----------  ----------
                                                                                        800,786   2,549,160   3,349,946
                                                                                      ---------  ----------  ----------
                                   MEDIA (0.0%) (b)
     16,073         -     16,073   UnitedGlobalCom, Inc. (a)                            120,226           -     120,226
                                                                                      ---------  ----------  ----------

                                   METALS & MINING (1.0%)
     14,575         -     14,575   Alcoa, Inc.                                          448,181           -     448,181
      1,785         -      1,785   Algoma Steel, Inc. (a)(p)                             12,720           -      12,720
C$   10,780 C$      - C$  10,780   Neenah Foundry Co. (a)(c)(d)                          12,397           -      12,397
 $        - $  88,100 $   88,100   United States Steel Corp.                                  -   2,522,303   2,522,303
                                                                                      ---------  ----------  ----------
                                                                                        473,298   2,522,303   2,995,601
                                                                                      ---------  ----------  ----------
                                   MULTILINE RETAIL (1.4%)
          -    15,700     15,700   Federated Department Stores, Inc.                          -     769,300     769,300
          -    24,700     24,700   Kmart Holding Corp. (a)                                    -   1,105,078   1,105,078
          -    10,800     10,800   Neiman Marcus Group Inc. (The) Class A                     -     525,312     525,312
          -    84,100     84,100   Saks, Inc. (a)                                             -   1,211,040   1,211,040
          -    16,700     16,700   Sears, Roebuck and Co.                                     -     668,835     668,835
                                                                                      ---------  ----------  ----------
                                                                                              -   4,279,565   4,279,565
                                                                                      ---------  ----------  ----------
                                   MULTI-UTILITIES & UNREGULATED POWER (0.9%)
          -   217,100    217,100   Calpine Corp. (a)                                          -     942,214     942,214
          -   186,900    186,900   Williams Cos., Inc. (The)                                  -   1,925,070   1,925,070
                                                                                      ---------  ----------  ----------
                                                                                              -   2,867,284   2,867,284
                                                                                      ---------  ----------  ----------
                                   OIL & GAS (1.8%)
      5,205         -      5,205   ChevronTexaco Corp.                                  476,258           -     476,258
     12,012         -     12,012   ExxonMobil Corp.                                     511,111           -     511,111
      9,600         -      9,600   Kerr-McGee Corp.                                     469,728           -     469,728
          -    73,200     73,200   Overseas Shipholding Group, Inc.                           -   2,398,764   2,398,764
     13,000         -     13,000   Premcor, Inc. (a)                                    447,590           -     447,590
      7,950         -      7,950   Unocal Corp.                                         286,518           -     286,518
     12,500         -     12,500   Valero Energy Corp.                                  797,000           -     797,000
                                                                                      ---------  ----------  ----------
                                                                                      2,988,205   2,398,764   5,386,969
                                                                                      ---------  ----------  ----------
                                   PAPER & FOREST PRODUCTS (0.4%)
     18,400         -     18,400   Bowater, Inc.                                        771,880           -     771,880
      4,608         -      4,608   International Paper Co.                              185,795           -     185,795
     12,980         -     12,980   MeadWestvaco Corp.                                   339,427           -     339,427
                                                                                      ---------  ----------  ----------
                                                                                      1,297,102           -   1,297,102
                                                                                      ---------  ----------  ----------
                                   PERSONAL PRODUCTS (0.5%)
                                   Estee Lauder Cos., Inc. (The)
          -    33,100     33,100      Class A                                                 -   1,513,001   1,513,001
                                                                                      ---------  ----------  ----------

                                   PHARMACEUTICALS (1.0%)
      9,600         -      9,600   Bristol-Myers Squibb Co.                             240,960           -     240,960
          -    15,900     15,900   Medicis Pharmaceutical Corp. Class A                       -     682,428     682,428
     19,400         -     19,400   Merck & Co., Inc.                                    911,800           -     911,800
               52,200     52,200   Mylan Laboratories, Inc.                                   -   1,195,902   1,195,902
                                                                                      ---------  ----------  ----------
                                                                                      1,152,760   1,878,330   3,031,090
                                                                                      ---------  ----------  ----------
                                   REAL ESTATE (2.6%)
          -    27,200     27,200   AMB Property Corp.                                         -     824,160     824,160
          -    45,500     45,500   Cousins Properties, Inc.                                   -   1,279,460   1,279,460

     -    87,400     87,400   Equity Office Properties Trust                             -   2,199,858   2,199,858
     -    25,000     25,000   Hospitality Properties Trust                               -     977,000     977,000
     -    79,900     79,900   HRPT Properties Trust                                      -     763,045     763,045
     -    13,300     13,300   LNR Property Corp.                                         -     667,926     667,926
     -    51,500     51,500   Reckson Associates Realty Corp.                            -   1,224,155   1,224,155
                                                                                ---------- ----------- -----------
                                                                                         -   7,935,604   7,935,604
                                                                                ---------- ----------- -----------
                              ROAD & RAIL (0.1%)
12,173         -     12,173   Burlington Northern Santa Fe Corp.                   398,057           -     398,057
                                                                                ---------- ----------- -----------

                              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
     -    46,800     46,800   Advanced Micro Devices, Inc. (a)                           -     665,496     665,496
     -    12,000     12,000   Novellus Systems, Inc. (a)                                 -     347,520     347,520
                                                                                ---------- ----------- -----------
                                                                                         -   1,013,016   1,013,016
                                                                                ---------- ----------- -----------
                              SOFTWARE (3.1%)
     -   153,300    153,300   Activision, Inc. (a)                                       -   2,308,698   2,308,698
     -    36,200     36,200   Ascential Software Corp. (a)                               -     615,400     615,400
     -    73,800     73,800   Autodesk, Inc.                                             -   2,472,300   2,472,300
28,300         -     28,300   BMC Software, Inc. (a)                               489,590           -     489,590
     -   163,800    163,800   Cadence Design Systems, Inc. (a)                           -   2,099,916   2,099,916
     -    68,000     68,000   Citrix Systems, Inc. (a)                                   -   1,295,400   1,295,400
                                                                                ---------- ----------- -----------
                                                                                   489,590   8,791,714   9,281,304
                                                                                ---------- ----------- -----------
                              SPECIALTY RETAIL (1.7%)
     -    17,200     17,200   Barnes & Noble, Inc. (a)                                   -     513,764     513,764
     -   122,900    122,900   Circuit City Stores, Inc.                                  -   1,435,472   1,435,472
30,900         -     30,900   Gap, Inc. (The)                                      680,109           -     680,109
     -    18,900     18,900   Home Depot, Inc. (The)                                     -     665,091     665,091
     -    30,000     30,000   Sherwin-Williams Co. (The)                                 -   1,141,500   1,141,500
     -    13,200     13,200   Zale Corp. (a)                                             -     738,144     738,144
                                                                                ---------- ----------- -----------
                                                                                   680,109   4,493,971   5,174,080
                                                                                ---------- ----------- -----------
                              TEXTILES, APPAREL & LUXURY GOODS (0.1%)
     -     8,800      8,800   Reebok International Ltd.                                  -     320,144     320,144
                                                                                ---------- ----------- -----------

                              THRIFTS & MORTGAGE FINANCE (7.1%)
     -    65,200     65,200   Astoria Financial Corp.                                    -   2,244,184   2,244,184
     -    36,600     36,600   Countrywide Financial Corp.                                -   2,170,380   2,170,380
     -    18,000     18,000   Doral Financial Corp.                                      -     590,220     590,220
     -    17,800     17,800   Freddie Mac                                                -   1,039,520   1,039,520
     -    99,500     99,500   Fremont General Corp.                                      -   2,144,225   2,144,225
     -    39,000     39,000   GreenPoint Financial Corp.                                 -   1,521,000   1,521,000
     -    27,100     27,100   Independence Community Bank Corp.                          -     987,253     987,253
     -    51,100     51,100   IndyMac Bancorp, Inc.                                      -   1,643,376   1,643,376
     -    23,900     23,900   MGIC Investment Corp.                                      -   1,759,518   1,759,518
     -    44,600     44,600   New Century Financial Corp.                                -   1,892,378   1,892,378
     -    58,000     58,000   New York Community Bancorp, Inc.                           -   1,454,060   1,454,060
13,800    56,400     70,200   PMI Group, Inc. (The)                                593,814   2,426,892   3,020,706
     -    14,500     14,500   Radian Group, Inc.                                         -     674,395     674,395
 9,866         -      9,866   Washington Mutual, Inc.                              388,622           -     388,622
                                                                                ---------- ----------- -----------
                                                                                   982,436  20,547,401  21,529,837
                                                                                ---------- ----------- -----------
                              TOBACCO (0.8%)
   130         -        130   North Atlantic Trading Co., Inc. (a)(d)(i)(k)          7,804           -       7,804
     -    38,700     38,700   R.J. Reynolds Tobacco Holdings, Inc.                       -   2,506,599   2,506,599
                                                                                ---------- ----------- -----------
                                                                                     7,804   2,506,599   2,514,403
                                                                                ---------- ----------- -----------
                              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     -    97,700     97,700   Crown Castle International Corp. (a)                       -   1,362,915   1,362,915
 4,769         -      4,769   Minorplanet Systems USA, Inc. (a)                      3,195           -       3,195
 4,021         -      4,021   NEON Communications, Inc. (a)(d)(i)(k)                 5,026           -       5,026
                                                                                ---------- ----------- -----------
                                                                                     8,221   1,362,915   1,371,136
                                                                                ---------- ----------- -----------
                              Total Common Stocks
                                (Cost $27,651,347, $125,740,759, $153,392,106)  30,139,357 146,418,915 176,558,272
                                                                                ---------- ----------- -----------

                              PREFERRED STOCKS (0.1%)

                              MEDIA (0.0%) (b)
                              Haights Cross Communications, Inc.
   900         -        900     16.00%, Class B (d)(j)(k)                           44,325           -      44,325
                              Ziff Davis Media, Inc.
    10         -         10     10.00%, Series E-1 (d)                               5,000           -       5,000
                                                                                  ---------  ----------  ---------
                                                                                    49,325           -      49,325
                                                                                  ---------  ----------  ---------
                              REAL ESTATE (0.1%)
                              Sovereign Real Estate Investment Corp.
    97         -         97     12.00%, Series A (c)                               138,710           -     138,710
                                                                                  ---------  ----------  ---------

                              Total Preferred Stocks
                                (Cost $128,636)                                    188,035           -     188,035
                                                                                  ---------  ----------  ---------

                              WARRANTS (0.0%) (b)

                              DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%) (b)
                              ICO Global Communications Holdings Ltd.
                                Holdings Ltd.
                                Strike Price $60.00
 1,812         -      1,812     Expire 5/16/06 (a)(d)                                   18           -          18
                                                                                  ---------  ----------  ---------

                              MEDIA (0.0%) (B)
                              Haights Cross Communications, Inc.
                                Strike Price $0.001
     3         -          3     Expire 12/10/11 (a)(d)(i)(k)                             0 (r)       -           0 (r)
                                Preferred Class A
                                Strike Price $0.001
   870         -        870     Expire 12/10/11 (a)(d)(i)(k)                             9           -           9
                                Strike Price $0.01
   110         -        110     Expire 2/15/11 (a)(c)(d)                                 1           -           1
                              Ziff Davis Media, Inc.
                                Strike Price $0.001
 1,958         -      1,958     Expire 8/12/12 (a)(c)                                  196           -         196
                                                                                  ---------  ----------  ---------
                                                                                       206           -         206
                                                                                  ---------  ----------  ---------

                                  METALS & MINING (0.0%) (b)
                                  Neenah Foundry Co.
                                    Strike Price $0.01
    10,519         -     10,519     Expire 10/7/13 (a)(c)(d)                            12,097            -       12,097
                                                                                    ----------  ----------- ------------

                                  WIRELESS TELECOMMUNICATION SERVICES (0.0%) (b)
                                  NEON Communications, Inc.
                                    Strike Price $0.01
     4,021         -      4,021     Expire 12/2/12 (a)(d)(i)(k)                             40            -           40
                                    Class A
                                    Strike Price $0.01
     2,192         -      2,192     Expire 12/2/12 (a)(d)(i)(k)                          2,740            -        2,740
                                    Redeemable Preferred
                                    Strike Price $0.01
     2,630         -      2,630     Expire 12/2/12 (a)(d)(i)(k)                             26            -           26
                                  UbiquiTel, Inc.
                                    Strike Price $22.74
        65         -         65     Expire 4/15/10 (a)(c)(d)                                 1            -            1
                                                                                    ----------  ----------- ------------
                                                                                         2,807            -        2,807
                                                                                    ----------  ----------- ------------
                                  Total Warrants
                                    (Cost $14,132)                                      15,128            -       15,128
                                                                                    ----------  ----------- ------------
PRINCIPAL  PRINCIPAL  PRINCIPAL
 AMOUNT      AMOUNT    AMOUNT
--------   --------  ---------
                                  SHORT-TERM INVESTMENTS (2.2%)

                                  COMMERCIAL PAPER (0.6%)
                                  American Express Credit Corp.
$  200,000 $       - $  200,000     0.99%, due 5/4/04                                  199,983            -      199,983
                                  American General Finance Corp.
   130,000         -    130,000     1.01%, due 5/4/04                                  129,989            -      129,989
                                  Federal National Mortgage Association
   265,000         -    265,000     0.91%, due 5/3/04                                  264,987            -      264,987
                                  Merrill Lynch & Co., Inc.
   420,000         -    420,000     1.00%, due 5/4/04                                  419,965            -      419,965
                                  Morgan Stanley & Co.
   205,000         -    205,000     1.03%, due 5/24/04                                 204,865            -      204,865
                                  UBS Finance (Delaware) LLC
   700,000         -    700,000     1.02%, due 5/3/04                                  699,960            -      699,960
                                                                                    ----------  ----------- ------------

                                  Total Commercial Paper
                                    (Cost $1,919,749)                                1,919,749            -    1,919,749
                                                                                    ----------  ----------- ------------
  SHARES    SHARES     SHARES
 --------- --------  ---------
                                  INVESTMENT COMPANY (0.5%)
 1,413,830         -  1,413,830   Merrill Lynch Premier Institutional Fund           1,413,830            -    1,413,830
                                                                                    ----------  ----------- ------------

                                  Total Investment Company
                                    (Cost $1,413,830)                                1,413,830            -    1,413,830
                                                                                    ----------  ----------- ------------
PRINCIPAL  PRINCIPAL  PRINCIPAL
 AMOUNT     AMOUNT     AMOUNT
--------   --------  ---------
                                  SHORT-TERM LOAN PARTICIPATION (0.0%) (b)

                                  BUILDING PRODUCTS (0.0%) (b)
                                  Owens Corning, Inc.
                                    Bank Debt, Revolver
$   70,672 $       - $   70,672     3.62%, due 1/1/05 (e)(g)(k)                         48,764            -       48,764
                                                                                    ----------  ----------- ------------

                                  Total Loan Participation
                                    (Cost $47,919)                                      48,764            -       48,764
                                                                                    ----------  ----------- ------------

                                  REPURCHASE AGREEMENT (1.1%)
                                  Bank of New York (The)
                                    0.90%, dated 4/30/04
                                    due 5/3/04
                                    Proceeds at maturity $3,311,248
                                    (Collaterized by Federal National
                                    Mortgage Association
                                    3.92%, due 3/1/33 with a principal
                                    amount of $4,050,000 and
         - 3,311,000  3,311,000     a market value of $4,043,216 including
                                    accrued interest)                                        -    3,311,000    3,311,000
                                                                                    ----------  ----------- ------------

                                  Total Repurchase Agreement
                                     (Cost $3,311,000)                                       -    3,311,000    3,311,000
                                                                                    ----------  ----------- ------------

                                  Total Short-Term Investments
                                     (Cost $3,381,498, $3,311,000,
                                      $6,692,498)                                    3,382,343    3,311,000    6,693,343
                                                                                    ----------  -----------   ----------

                                  Total Investments
                                    (Cost $46,275,992,
                                     $230,612,374, $276,888,366(t)            99.1% 49,666,511  251,331,164   300,997,675 (u)
                                  Cash and Other Assets,
                                    Less Liabilities                           0.9     221,712    2,525,300     2,747,012
                                                                             -----  ----------  -----------  ------------

                                  Net Assets                                 100.0% $49,888,223 $253,856,464 $303,744,687
                                                                             =====  =========== ============ ============

(a)   Non-income producing security.

(b)   Less than one tenth of a percent.

(c)   May be sold to institutional investors only.

(d)   Illiquid security.

(e)   Issue in default.

(f)   Issuer in bankruptcy.

(g)   Floating rate. Rate shown is the rate in effect at April 30, 2004.

(h) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $100.00 by November 16, 2004.

(i)   Fair valued security.

(j) PIK ("Payment in Kind")-interest or dividend payment is made with additional securities.

(k)   Restricted security.

(l) PEPS Units (Premium Equity Participating Security Units)-each unit reflects a Trust Preferred Security plus 1 purchase contract to acquire shares of common stock at $25.00 by May 18, 2004.

(m) 82 Units - each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share by March 15, 2010.

(n) CIK ("Cash in Kind")-interest payment is made with cash or additional securities.

(o)   Partially segregated for unfunded loan commitments.

(p)   Canadian Security.

(q) Yankee Bond-Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(r)   Less than one dollar.

(s)   An affiliate.

(t)   The cost for federal income tax purposes is $277,212,653.

(u) At April 30, 2004, net unrealized appreciation was $23,785,022, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $31,464,762 and aggregate gross unrealized depreciation for all investments on which there was an excess cost over market value of $7,679,740.

The following abbreviations were used in the above portfolio:

C$-Canadian Dollar
E-Euro
L - Pound Sterling

      STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2004 (UNAUDITED)

                                                                  STRATEGIC                                           PRO FORMA
                                                                    VALUE         BALANCED           PRO FORMA        COMBINED
                                                                     FUND           FUND            ADJUSTMENTS      (UNAUDITED)
                                                                 ------------   -------------      -------------    -------------
ASSETS:
Investment in securities, at value*                              $ 49,666,511   $ 251,331,164      $           -    $ 300,997,675
Cash                                                                   12,092         157,900                  -          169,992
Cash denominated in foreign currencies **                              67,831               -                  -           67,831
Receivables:
       Investment securities sold                                     864,827       4,133,098                  -        4,997,925
       Fund shares sold                                                70,010       2,148,029                  -        2,218,039
       Dividends and Interest                                         316,891       1,502,599                  -        1,819,490
Other assets                                                           20,292          32,344                  -           52,636
                                                                 ------------   -------------      -------------    -------------
              Total assets                                         51,018,454     259,305,134                  -      310,323,588
                                                                 ------------   -------------      -------------    -------------

LIABILITIES:
Payables:
       Investment securities purchased                                866,077       3,461,540                  -        4,327,617
       Fund shares redeemed                                            91,105       1,732,703                  -        1,823,808
       Manager                                                         23,139         154,683                  -          177,822
       Transfer agent                                                  53,049          14,249                  -           67,298
       NYLIFE Distributors                                             32,594          29,091                  -           61,685
       Custodian                                                        6,022           5,682                  -           11,704
       Trustees                                                         1,475               -                  -            1,475
Accrued expenses                                                       56,770          50,722                  -          107,492
                                                                 ------------   -------------      -------------    -------------
              Total liabilities                                     1,130,231       5,448,670                  -        6,578,901
                                                                 ------------   -------------      -------------    -------------
Net assets                                                       $ 49,888,223   $ 253,856,464      $           -    $ 303,744,687
                                                                 ============   =============      =============    =============

* Cost of investments in securities                              $ 46,275,992   $ 230,612,374      $           -    $ 276,888,366
** Cost of cash denominated in foreign currencies                     $69,399   $        -         $           -    $      69,399

COMPOSITION OF NET ASSETS:
Capital Stock (par value of $.01 per share)
       unlimited number of shares authorized:
       Class A                                                   $     13,093   $      20,799      $      (7,448)   $      26,444
       Class B                                                         33,137           8,059            (18,861)          22,335
       Class C                                                          1,070           3,599               (609)           4,060
       Class I                                                              -          71,198                  -           71,198
       R1                                                                   -               0 (a)              -                0(a)
       R2                                                                   -               3                  -                3
Additional paid-in capital                                         49,481,735     227,844,018             26,918      277,352,671
Accumulated undistributed net investment income                         7,201         350,324                  -          357,525
Accumulated undistributed net realized gain on investments and
       written option transactions                                 (3,060,929)      4,839,674                  -        1,778,745
Accumulated undistributed net realized gain on
       foreign currency transactions                                   25,108               -                  -           25,108
Net unrealized appreciation on investments                          3,390,519      20,718,790                          24,109,309
Net unrealized depreciation on translation of
       other assets and liabilities in foreign currencies              (2,711)              -                              (2,711)
                                                                 ------------   -------------      -------------    -------------
Net assets                                                       $ 49,888,223   $ 253,856,464      $           -    $ 303,744,687
                                                                 ============   =============      =============    =============

CLASS A
Net assets applicable to outstanding shares                      $ 13,825,780   $  50,934,288      $           -    $  64,760,068
                                                                 ============   =============      =============    =============
Shares of capital stock outstanding                                 1,309,304       2,079,876           (744,756)       2,644,424
                                                                 ============   =============      =============    =============
Net asset value per share outstanding                            $      10.56   $       24.49      $           -    $       24.49

Maximum sales charge (5.50% of offering price)                           0.61            1.43               0.00             1.43
                                                                 ------------   -------------      -------------    -------------

Maximum offering price per share outstanding                     $      11.17   $       25.92      $        0.00    $       25.92
                                                                 ============   =============      =============    =============

CLASS B
Net assets applicable to outstanding shares                      $ 34,934,200   $  19,718,729      $           -    $  54,652,929
                                                                 ============   =============      =============    =============
Shares of capital stock outstanding                                 3,313,746         805,850         (1,886,112)       2,233,484
                                                                 ============   =============      =============    =============
Net asset value and offering price per share outstanding         $      10.54   $       24.47      $           -    $       24.47
                                                                 ============   =============      =============    =============

CLASS C
Net assets applicable to outstanding shares                      $  1,128,243   $   8,808,380      $           -    $   9,936,623
                                                                 ============   =============      =============    =============
Shares of capital stock outstanding                                   107,015         359,895            (60,908)         406,002
                                                                 ============   =============      =============    =============
Net asset value and offering price per share outstanding         $      10.54   $       24.47      $           -    $       24.47
                                                                 ============   =============      =============    =============

CLASS I
Net assets applicable to outstanding shares                      $          -   $ 174,387,350      $           -    $ 174,387,350
                                                                 ============   =============      =============    =============
Shares of capital stock outstanding                                         -       7,119,759                  -        7,119,759
                                                                 ============   =============      =============    =============
Net asset value and offering price per share outstanding         $          -   $       24.49      $           -    $       24.49
                                                                 ============   =============      =============    =============

CLASS R1
Net assets applicable to outstanding shares                      $          -   $       1,004      $           -    $       1,004
                                                                 ============   =============      =============    =============
Shares of capital stock outstanding                                         -              41                  -               41
                                                                 ============   =============      =============    =============
Net asset value and offering price per share outstanding         $          -   $       24.49      $           -    $       24.49
                                                                 ============   =============      =============    =============

CLASS R2
Net assets applicable to outstanding shares                      $          -   $       6,713      $           -    $       6,713
                                                                 ============   =============      =============    =============
Shares of capital stock outstanding                                         -             274                  -              274
                                                                 ============   =============      =============    =============
Net asset value and offering price per share outstanding         $          -   $       24.49      $           -    $       24.49
                                                                 ============   =============      =============    =============

(a) Less than one dollar.

(b) Reflects new shares issued, net of retired shares of Strategic Value Fund. (Calculation: Net Assets / NAV per share)

     STATEMENT OF OPERATIONS FOR THE 12 MONTHS ENDED APRIL 30, 2004 (UNAUDITED)


                                                                  STRATEGIC
                                                                    VALUE         BALANCED        PRO FORMA           PRO FORMA
                                                                    FUND            FUND         ADJUSTMENTS          COMBINED
                                                                 ------------   -------------   -------------       -------------
INVESTMENT INCOME:
Income:
       Interest                                                  $  1,119,673   $   2,619,658   $           -       $  3,739,331
       Dividends (a)                                                  635,794       1,682,312               -          2,318,106
                                                                 ------------   -------------   -------------       ------------
              Total Income                                          1,755,467       4,301,970               -          6,057,437
                                                                 ------------   -------------   -------------      -------------

Expenses:
       Manager                                                        318,888       1,298,539               -          1,617,427
       Transfer agent                                                 228,820         138,723               -            367,543
       Distribution - Class B                                         231,256          19,051               -            250,307
       Distribution - Class C                                           5,638          10,445               -             16,083
       Service - Class A                                               27,332          28,083               -             55,415
       Service - Class B                                               77,085           6,350               -             83,435
       Service - Class C                                                1,879           3,482                              5,361
       Service - Class R2                                                   -               2               -                  2
       Service - Service Class                                              -          17,029               -             17,029
       Professional                                                    51,030          57,220         (47,820) (a)        60,430
       Registration                                                    35,906          49,244         (30,578) (a)        54,572
       Custodian                                                       30,447          21,759               -             52,206
       Portfolio pricing                                               32,889          16,743               -             49,632
       Trustees                                                         6,641          33,825               -             40,466
       Shareholder communication                                       50,065          35,959         (50,065) (a)        35,959
       Shareholder Service Fee - Class R2                                   -               1               -                  1
       Recordkeeping                                                   17,509               -         (17,509) (a)             -
       Miscellaneous                                                   16,977          21,897         (16,977) (a)        21,897
                                                                 ------------   -------------   -------------      -------------
              Total expenses before reimbursement                   1,132,362       1,758,352        (162,949)         2,727,765
Expense reimbursement from Manager                                   (172,655)        (53,368)        226,023                  -(b)
Fees paid indirectly                                                        -         (35,286)              -            (35,286)
                                                                 ------------   -------------   -------------      -------------
                Total expenses                                        959,707       1,669,698          63,074          2,692,474
                                                                 ------------   -------------   -------------      -------------
Net investment income                                                 795,760       2,632,272         (63,074)         3,364,958
                                                                 ------------   -------------   -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY
       TRANSACTIONS:
Net realized gain from:
       Security transactions                                          148,190       8,984,452               -          9,132,642
       Foreign currency transactions                                   33,033               -               -             33,033
                                                                 ------------   -------------   -------------      -------------
Net realized gain on investments and foreign
       currency transactions                                          181,223       8,984,452               -          9,165,675
                                                                 ------------   -------------   -------------      -------------

Net change in unrealized appreciation on investments                7,338,162      12,935,928               -         20,274,090
Translation of other assets and liabilities in
              foreign currencies and foreign currency
              forward contracts                                       (25,103)              -               -            (25,103)
                                                                 ------------   -------------   -------------      -------------
Net unrealized gain on investments and foreign
       currency transactions                                        7,313,059      12,935,928               -         20,248,987
                                                                 ------------   -------------   -------------      -------------
Net realized and unrealized gain on investments
       and foreign currency transactions                            7,494,282      21,920,380               -         29,414,662
                                                                 ------------   -------------   -------------      -------------
Net increase in net assets resulting from operations             $  8,290,042   $  24,552,652   $     (63,074)     $  32,779,621
                                                                 ------------   -------------   -------------      -------------

(a) Dividends recorded net of foreign withholding taxes of       $        451   $         216                               $667


---------------
(a) Reflects adjustment in expenses due to elimination of duplicate services.

(b) It is anticipated that it will not be necessary for the Manager and Subadivsor to reimburse expenses of the Fund.

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- BASIS OF COMBINATION:

On September 21, 2004, the Board of Trustees of The MainStay Funds ("MainStay") approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to the approval by the shareholders of MainStay Strategic Value Fund ("Strategic Value Fund"), MainStay Balanced Fund ("Balanced Fund"), a series of Eclipse Funds, will acquire all of the assets of Strategic Value Fund and be subject to the liabilities of such Fund, in exchange for a number of shares of Balanced Fund equal in value to the net assets of the Strategic Value Fund (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at April 30, 2004. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Strategic Value Fund and Balanced Fund at April 30, 2004. The unaudited pro forma statement of operations reflects the results of operations of Strategic Value Fund and Balanced Fund for the year ended April 30, 2004. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Strategic Value Fund and Balanced Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Balanced Fund for pre-combination will not be restated.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

NOTE 2 -- SECURITY VALUATION:

The net asset value per share of each Class of shares of each Fund is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share of each Class of shares of each Fund is determined by taking the current market value of total assets attributable to that Class, subtracting the liabilities attributable to that Class, and dividing the result by the outstanding shares of that Class.

Portfolio securities of the Fund are stated at value determined (a) by appraising debt securities at prices supplied by a pricing agent selected by the Fund's Manager or Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Fund's Manager or Subadvisor to be representative of market values at the regular close of business of the Exchange, and (b) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Fund's Manager or Subadvisor to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Trust's Board of Trustees. Short-term securities that mature in more than 60 days are valued at current market quotations. Short-term securities that mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Funds' calculation of net asset values unless a Fund's Manager or Subadvisor deems that the particular event would materially affect such Fund's net asset value, in which case an adjustment may be made.

NOTE 3 -- CAPITAL SHARES:

The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Strategic Value Fund by Balanced Fund as of April 30, 2004. The number of additional shares issued was calculated by dividing the net asset value of each Class of Strategic Value Fund by the respective Class net asset value per share of Balanced Fund.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS:

The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on April 30, 2004. Strategic Value Fund expenses were adjusted assuming Balanced Fund's fee structure was in effect for the year ended April 30, 2004.

NOTE 5 -- USE OF ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 6 -- FEDERAL INCOME TAXES:

Each of the Funds is treated as a separate entity for federal income tax purposes. The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income or excise tax provision is required.

Investment income received by a Fund from foreign sources may be subject to foreign income taxes. These foreign income taxes are withheld at the source.

The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset Balanced Fund's capital gains in any given year, may be limited as a result of the previous reorganization. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires. Similarly, post-reorganization, the Balanced Fund may not have full use of the Strategic Value Fund's loss carryforward, since use of that capital loss carryforward may be limited by the merger.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

      INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

      JOINT ACCOUNTS: Both parties must sign; the names of the parties signing should conform exactly to the name shown in the registration on the proxy card.

      ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

      For example:

      REGISTRATION                                                             VALID SIGNATURE
      ------------                                                             ---------------
CORPORATE ACCOUNTS
(1) ABC Corp............................................................   ABC Corp. John Doe, Treasurer
(2) ABC Corp............................................................   John Doe, Treasurer
(3) ABC Corp. c/o John Doe..............................................   John Doe, Treasurer
(4) ABC Corp. Profit Sharing Plan.......................................   John Doe, Trustee

PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership.................................................   Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership................................   Jane B. Smith, General Partner

TRUST ACCOUNTS
(1) ABC Trust...........................................................   Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78.................................   Jane B. Doe, Trustee

CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust.................................................   John B. Smith, Custodian for John B.
    f/b/o John B. Smith, Jr.  UGMA/UTMA                                    Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith.............................................   John B. Smith, Jr., Executor
                                                                           Estate of John B. Smith

                                   PROXY CARD

                               THE MAINSTAY FUNDS

      FOR SPECIAL MEETING OF SHAREHOLDERS OF MAINSTAY STRATEGIC VALUE FUND

                         TO BE HELD ON JANUARY 18, 2005


      The undersigned shareholder of MainStay Strategic Value Fund (the "Strategic Value Fund"), a series of The MainStay Funds (the "Trust"), hereby constitutes and appoints Robert A. Anselmi, Patrick J. Farrell and Marguerite E.H. Morrison, or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Strategic Value Fund held in his or her name on the books of the Strategic Value Fund and which he or she is entitled to vote at the Special Meeting of Shareholders of the Strategic Value Fund, to be held at the principal offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on January 18, 2005, beginning at approximately 9:00 a.m. Eastern time, and at any adjournments or postponements of the Special Meeting with all the powers that the undersigned would possess if personally present, and designated on the reverse hereof.



      The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Strategic Value Fund and the Proxy Statement/Prospectus dated December 6, 2004.


      The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the Proposal to approve an Agreement and Plan of Reorganization providing for (i) the acquisition of the assets of the Fund by the MainStay Balanced Fund ("Balanced Fund"), a series of Eclipse Funds, in exchange for shares of the Balanced Fund and the assumption of all liabilities of the Strategic Value Fund by the Balanced Fund; and (ii) the subsequent liquidation of the Strategic Value Fund. The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the Proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.

      THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

      Unless a contrary direction is indicated, the shares represented by this proxy will be voted FOR approval of the Proposal; if specific instructions are indicated, this proxy will be voted in accordance with such instructions.

[ ]   Please check this box if you plan to attend the Special Meeting

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX AS IN THIS EXAMPLE: [X]

                                                     FOR    AGAINST    ABSTAIN

PROPOSAL

      To approve an Agreement and Plan of            [ ]      [ ]        [ ]
      Reorganization providing for (i) the
      acquisition of the assets of the Strategic
      Value Fund by the Balanced Fund, a series of Eclipse Funds, in exchange for shares of the Balanced Fund and the assumption of all liabilities of the Strategic Value Fund by the Balanced Fund; and (ii) the subsequent liquidation of the Strategic Value Fund.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

Your proxy is important to assure a quorum at the Special Meeting of Shareholders of the International Bond Fund whether or not you plan to attend the Special Meeting in person. You may revoke this proxy at any time and the giving of it will not affect your right to attend the Special Meeting and vote in person.

Please mark, sign, date and return the Proxy Card promptly using the enclosed envelope.

Signature(s): _____________________________  Date: _____________________________

Signature(s): _____________________________  Date: _____________________________

                                  ECLIPSE FUNDS

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Eclipse Funds incorporates herein by reference the response to Item 27 disclosed in the Registration Statement on Form N-1A of Eclipse Funds filed with the Commission on September 19, 1986.

ITEM 16. EXHIBITS

(1) (a) Agreement and Declaration of Trust of Eclipse Funds (1)

(b) Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with the Trust's Pre-Effective Amendment No. 1 to Registration Statement No. 33-8865 on January 9, 1987.

      (c) Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust's Registration Statement No. 33-8865 on February 27, 1998.

      (d) Certificate of Designation for Eclipse Funds. - Previously filed with Post-Effective Amendment No. 12 to the Trust's Registration Statement No. 33-8865 on October 13, 1994.

      (e) Certificate of Redesignation for Eclipse Funds. - Previously filed with Post-Effective Amendment No. 19 to the Trust's Registration Statement No. 33-8865 on April 30, 1999.

      (f) Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust's Registration Statement No. 33-8865 on February 25, 2002.

      (g) Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-8865 on November 6, 2002.

      (h) Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (i) Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (j) Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

(2) By-Laws of Eclipse Funds - Previously filed with the Trust's Registration Statement No. 33-8865 on September 19, 1986.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization - Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5) Specimen Certificates for Common Stock - Previously filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990


(6) Management Agreement between Eclipse Funds and New York Life Investment Management LLC with respect to Mid Cap Opportunity Fund (formerly Mid Cap Value
Fund), Small Cap Opportunity Fund (formerly Small Cap Value Fund), and Balanced Fund. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-8865 on December 29,2000.

(7) Form of Distribution Agreement between Eclipse Funds and NYLIFE Distributors Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-8865 on December 29, 2000

(8) Not Applicable.

(9) Form of Custody Agreement between Eclipse Funds and The Bank of New York - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-8865 on November 6, 2002.

(10)  (a)   Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A
            shares of Eclipse Funds - Previously filed with Post-Effective
            Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (b) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

      d) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-8865 on December 31, 2003.

(11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters. (filed herewith)

(12) Form of opinion of Dechert LLP regarding tax matters. (filed herewith)

(13) Not Applicable.

(14) (a) Consent of Independent Registered Accounting Firm, KPMG, LLP. (filed herewith)
      (b) Consent of Independent Registered Accounting Firm,
          PricewaterhouseCoopers LLP. (filed herewith)

(15) Not Applicable.

(16) Powers of Attorney - Previously filed with Post-Effective Amendments No. 22 and 24 to the Trust's Registration Statement No. 33-36962 on March 1, 2001 and May 3, 2002, respectively.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant in the City of New York and the State of New York on the 29th of October, 2004.

                               ECLIPSE FUNDS
                               By: /s/ Gary E. Wendlandt
                               -----------------------------------
                               Gary E. Wendlandt*
                               President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          SIGNATURE                      TITLE                      DATE
--------------------------------------------------------------------------------

/s/ Lawrence Glacken*                   Trustee               December 6, 2004
-----------------------------
Lawrence Glacken

--------------------------------------------------------------------------------
/s/ Robert P. Mulhearn*                 Trustee               December 6, 2004
-----------------------------
Robert P. Mulhearn
--------------------------------------------------------------------------------
/s/ Susan B. Kerley*                    Trustee               December 6, 2004
-----------------------------
Susan B. Kerley
--------------------------------------------------------------------------------
/s/ Peter Meenan                        Trustee               December 6, 2004

-----------------------------
Peter Meenan**

--------------------------------------------------------------------------------
/s/ Patrick J. Farrell          Treasurer and Chief Financial December 6, 2004
-----------------------------   and Accounting Officer
Patrick J. Farrell
--------------------------------------------------------------------------------

By: /s/ Patrick J. Farrell                                    December 6, 2004
-----------------------------
Patrick J. Farrell
as Attorney-in-Fact

--------------------------------------------------------------------------------
By: /s/ Patrick J. Farrell                                     December 6, 2004
-----------------------------
Patrick J. Farrell
as Attorney-in-Fact
--------------------------------------------------------------------------------


*Pursuant to Powers of Attorney filed on March 1, 2001 as a part of Post-Effective Amendment No. 22 to the Trust's Registration Statement.

**Pursuant to Powers of Attorney filed on May 3, 2002 as a part of Post-Effective Amendment No. 24 to the Trust's Registration Statement.

                                INDEX OF EXHIBITS

(11) Opinion and consent of Dechert LLP.

(12) Form of opinion of Dechert LLP regarding tax matters.

(14) (a) Consent of Independent Registered Public Accounting Firm (KPMG LLP).

(14) (b) Report of Independent Registered Public Accounting Firm
     (PricewaterhouseCoopers LLP).

(14) (c) Consent of Independent Registered Public Accounting Firm
     (PricewaterhouseCoopers LLP).